--------------                                                   --------------
                              SAFECO Mutual Funds


                            Class A, B and C Shares

                                 SAFECO Stock Funds
        Growth Opportunities Fund...........................................   2
        Equity Fund.........................................................   6
        Dividend Income Fund................................................  10
        Northwest Fund......................................................  14
        International Stock Fund............................................  18
        Balanced Fund.......................................................  23
        Small Company Value Fund............................................  28
        U.S. Value Fund.....................................................  32
                                 SAFECO Bond Funds
        High-Yield Bond Fund................................................  36
        Intermediate-Term U.S. Treasury Fund................................  41
        GNMA Fund...........................................................  43
        Managed Bond Fund...................................................  45
                            SAFECO Tax-Exempt Bond Funds
        Municipal Bond Market Overview......................................  49
        California Tax-Free Income Fund.....................................  50
        Municipal Bond Fund.................................................  54
                              SAFECO Money Market Fund
        Money Market Fund...................................................  60


                               Semiannual Report


                                 June 30, 2000


--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                          REPORT FROM THE FUND MANAGER
                        SAFECO Growth Opportunities Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
THOMAS M.        Over the course of the first half of 2000, the Growth
MAGUIRE Opportunities Fund moved from nicely ahead to behind its mid-cap core peers. Reeling from the beating the market gave two of our large holdings, The Fund finished the period behind the S&P 500 as well. However, it remains ahead of the broad market index for the 12-month period.

                 MICROS and Ciber plummeted when they missed their earnings estimates. These two are suffering from reductions in corporate technology spending that have followed Y2K. A third tech holding, S3, fell off its high. This company, which manufactures the leading MP3 player and home networking devices, is transforming itself into an Internet appliance company. To me it appears to have great value and a great future.

   I took some gains and trimmed the size of our Rent-Way position. Along with Rent-A-Center, we own the number one and number two companies in the $4 billion rental industry. These businesses generate great cash flow and demand for their product is growing.

   The rental companies and our collection company, NCO Group, are counter-cyclical. That is, demand for their services increases as the economy declines. NCO is growing very quickly.

   I also trimmed back United Stationers which continues to gain as it builds its e-fulfillment operations.

   Iron Mountain climbed into our top ten holdings when it merged with Pierce Leahy, which we also owned. This company picks up, stores, and retrieves records, reducing a business' office space requirements. We continue to hold Dura Pharmaceutical, which I think is the best value in the pharmaceutical sector.

   To me, our current portfolio, with both bricks and clicks, makes good sense in ways that range from valuations to demographics, and from the old economy to the new. I've always believed that good sense will prevail and I know that while the Fund is down, it is not out.

Thomas M. Maguire

--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                 With Sales Charge
period ended June 30, 2000               Six-Months*  1 Year     5 Year  10 Year
--------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
   Class A                                 (7.71)%      1.02%    14.83%   12.74%
   Class B                                 (7.36)%      1.33%    15.27%   13.06%
   Class C                                 (3.46)%      5.33%    15.49%   13.06%
S&P 500 Index                                N/A         N/A       N/A      N/A
Lipper, Inc. (Mid-Cap Core Funds)            N/A         N/A       N/A      N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
   Class A                                 (2.07)%      7.17%   16.20%    13.41%
   Class B                                 (2.48)%      6.33%   15.49%    13.06%
   Class C                                 (2.48)%      6.33%   15.49%    13.06%
S&P 500 Index                              (0.43)%      7.24%   23.79%    17.78%
Lipper, Inc. (Mid-Cap Core Funds)          11.15 %     37.70%   20.94%    16.63%

* Not Annualized


Investment Values

               Class A     Class B     Class C     S&P 500 Index
               -------     -------     -------     -------------
6/30/90        10,000      10,000      10,000         10,000
7/31/90         9,642       9,642       9,642          9,968
8/31/90         7,979       7,979       7,979          9,068
9/30/90         7,085       7,085       7,085          8,627
10/31/90        6,608       6,608       6,608          8,591
11/30/90        7,097       7,097       7,097          9,145
12/31/90        7,643       7,643       7,643          9,400
1/31/91         8,407       8,407       8,407          9,808
2/28/91         9,565       9,565       9,565         10,509
3/31/91        10,032      10,032      10,032         10,763
4/30/91        10,516      10,516      10,516         10,788
5/31/91        11,210      11,210      11,210         11,252
6/30/91        10,542      10,542      10,542         10,737
7/31/91        11,528      11,528      11,528         11,237
8/31/91        11,987      11,987      11,987         11,503
9/30/91        12,059      12,059      12,059         11,310
10/31/91       12,422      12,422      12,422         11,462
11/30/91       11,374      11,374      11,374         11,001
12/31/91       12,431      12,431      12,431         12,257
1/31/92        13,341      13,341      13,341         12,029
2/29/92        13,246      13,246      13,246         12,185
3/31/92        12,261      12,261      12,261         11,948
4/30/92        11,501      11,501      11,501         12,299
5/31/92        11,216      11,216      11,216         12,359
6/30/92        10,353      10,353      10,353         12,175
7/31/92        10,788      10,788      10,788         12,672
8/31/92        10,177      10,177      10,177         12,413
9/30/92         9,909       9,909       9,909         12,559
10/31/92       10,327      10,327      10,327         12,602
11/30/92       11,631      11,631      11,631         13,030
12/31/92       12,049      12,049      12,049         13,190
1/31/93        12,552      12,552      12,552         13,300
2/28/93        11,716      11,716      11,716         13,481
3/31/93        12,177      12,177      12,177         13,766
4/30/93        11,425      11,425      11,425         13,433
5/31/93        12,014      12,014      12,014         13,791
6/30/93        12,389      12,389      12,389         13,832
7/31/93        12,347      12,347      12,347         13,776
8/31/93        13,141      13,141      13,141         14,297
9/30/93        13,717      13,717      13,717         14,185
10/31/93       14,067      14,067      14,067         14,478
11/30/93       13,474      13,474      13,474         14,340
12/31/93       14,723      14,723      14,723         14,514
1/31/94        15,516      15,516      15,516         15,007
2/28/94        14,774      14,774      14,774         14,600
3/31/94        14,033      14,033      14,033         13,965
4/30/94        14,407      14,407      14,407         14,143
5/31/94        14,539      14,539      14,539         14,375
6/30/94        13,460      13,460      13,460         14,023
7/31/94        13,761      13,761      13,761         14,483
8/31/94        14,620      14,620      14,620         15,076
9/30/94        14,249      14,249      14,249         14,708
10/31/94       14,455      14,455      14,455         15,037
11/30/94       14,061      14,061      14,061         14,490
12/31/94       14,484      14,484      14,484         14,705
1/31/95        14,261      14,261      14,261         15,086
2/28/95        15,045      15,045      15,045         15,673
3/31/95        14,988      14,988      14,988         16,135
4/30/95        15,062      15,062      15,062         16,610
5/31/95        15,664      15,664      15,664         17,272
6/30/95        16,613      16,613      16,613         17,673
7/31/95        17,199      17,199      17,199         18,259
8/31/95        17,141      17,141      17,141         18,305
9/30/95        17,659      17,659      17,659         19,077
10/31/95       17,581      17,581      17,581         19,009
11/30/95       17,760      17,760      17,760         19,842
12/31/95       18,265      18,265      18,265         20,224
1/31/96        18,941      18,941      18,941         20,912
2/29/96        19,652      19,652      19,652         21,106
3/31/96        19,352      19,352      19,352         21,310
4/30/96        20,175      20,175      20,175         21,623
5/31/96        21,032      21,032      21,032         22,180
6/30/96        20,119      20,119      20,119         22,265
7/31/96        18,134      18,134      18,134         21,282
8/31/96        19,216      19,216      19,216         21,731
9/30/96        20,160      20,160      20,160         22,953
10/31/96       20,591      20,578      20,578         23,586
11/30/96       21,387      21,361      21,361         25,367
12/31/96       22,448      22,409      22,409         24,865
1/31/97        24,366      24,314      24,314         26,417
2/28/97        23,718      23,652      23,652         26,625
3/31/97        22,871      22,792      22,792         25,533
4/30/97        21,800      21,721      21,721         27,056
5/31/97        25,107      25,001      25,001         28,702
6/30/97        27,183      27,052      27,052         29,987
7/31/97        28,771      28,613      28,613         32,372
8/31/97        29,789      29,605      29,605         30,560
9/30/97        32,184      31,960      31,960         32,233
10/31/97       31,575      31,351      31,351         31,158
11/30/97       32,951      32,687      32,687         32,599
12/31/97       33,584      33,321      33,321         33,158
1/31/98        34,064      33,741      33,741         33,525
2/28/98        37,484      37,090      37,090         35,941
3/31/98        39,794      39,342      39,342         37,780
4/30/98        41,309      40,829      40,829         38,160
5/31/98        39,359      38,877      38,877         37,505
6/30/98        39,329      38,817      38,817         39,028
7/31/98        37,364      36,819      36,819         38,613
8/31/98        28,290      27,870      27,870         33,036
9/30/98        29,340      28,876      28,876         35,153
10/31/98       31,680      31,128      31,128         38,009
11/30/98       33,299      32,690      32,690         40,312
12/31/98       35,084      34,447      34,447         42,634
1/31/99        35,890      35,207      35,207         44,416
2/28/99        31,663      31,050      31,050         43,036
3/31/99        31,833      31,174      31,174         44,758
4/30/99        32,328      31,640      31,640         46,492
5/31/99        31,663      30,973      30,973         45,394
6/30/99        32,839      32,105      32,105         47,913
7/31/99        31,833      31,097      31,097         46,417
8/31/99        30,687      29,949      29,949         46,186
9/30/99        30,780      30,011      30,011         44,920
10/31/99       31,152      30,352      30,352         47,762
11/30/99       32,468      31,609      31,609         48,737
12/31/99       35,936      35,005      35,005         51,606
1/31/00        33,846      32,958      32,958         49,013
2/29/00        37,686      36,680      36,680         48,085
3/31/00        39,528      38,433      38,433         52,790
4/30/00        37,283      36,200      36,200         51,196
5/31/00        32,855      31,888      31,888         50,146
6/30/00        35,193      34,137      34,137         51,382

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Rent-A-Center, Inc...................................................... 7.0%
 (Services--Commercial & Consumer)
NCO Group, Inc.......................................................... 6.3
 (Services--Commercial & Consumer)
Rent-Way, Inc........................................................... 5.9
 (Services--Commercial & Consumer)
PolyMedica Corp......................................................... 5.1
 (Health Care--Medical Products & Supplies)
United Stationers, Inc.................................................. 4.5
 (Office Equipment & Supplies)
Dura Pharmaceuticals, Inc............................................... 4.1
 (Health Care--Drugs--Generic & Other)
Aspen Technology, Inc................................................... 3.8
 (Computers--Software & Services)
S3, Inc................................................................. 3.3
 (Computers--Peripherals)
MICROS Systems, Inc..................................................... 3.1
 (Computers--Hardware)
Iron Mountain, Inc...................................................... 2.6
 (Services--Commercial & Consumer)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
S3, Inc. ............................................................... $24,252
American Eagle Outfitters, Inc..........................................  21,446
J.D. Edwards & Co.......................................................  20,441
NCO Group, Inc..........................................................  18,050
Go2Net, Inc.............................................................  15,358

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Emisphere Technologies, Inc............................................. $35,161
Research In Motion, Ltd.................................................  33,786
SFX Entertainment, Inc. (Class A).......................................  27,150
Conseco, Inc............................................................  25,817
PolyMedica Corp.........................................................  20,898

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)........................................  25%
Computers (Software & Services).........................................  12
Health Care (Medical Products & Supplies)...............................   8
Computers (Peripherals).................................................   6
Office Equipment & Supplies.............................................   5

Weightings As a Percent of Net Assets
-------------------------------------------------------------------------------

                                  [PIE CHART]

1 Small - Common Stocks:   (Less than $1.5 Bil.)       85%
2 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)       10%
3 Cash & Other:                                         4%
4 Large - Common Stocks:   ($4 Bil. and above)          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS - 96.3%

 Air Freight - 0.0%
     611,000 *+Dynamex, Inc. (Illiquid)                                $     244

 Auto Parts & Equipment - 0.0%
     437,400 *+Precision Auto Care, Inc.                                     301

 Biotechnology - 0.7%
     700,000 Novavax, Inc.                                                 5,119

 Broadcasting (TV, Radio & Cable) - 0.4%
     301,900 *  Salem Communications Corp. (Class A)                       2,802

 Communication Equipment - 1.3%
     219,700 *  PSi Technologies Holdings, Inc. (ADR)                      4,559
     112,300 * Research In Motion, Ltd.                                    5,082

 Computers (Hardware) - 3.2%
   1,251,628 *+MICROS Systems, Inc.                                       23,233
      25,000 * NYFIX, Inc.                                                 1,048

 Computers (Peripherals) - 5.8%
     307,400 * Go2Net, Inc.                                               15,466
      75,000 * IntraNet Solutions, Inc.                                    2,878
   1,649,200 * S3, Inc.                                                   24,326

 Computers (Software & Services) - 11.5%
     724,700 * Aspen Technology, Inc.                                     27,901
     325,641 Autodesk, Inc.                                               11,296
   1,119,600 * Ciber, Inc.                                                14,835
     140,500 * F5 Networks, Inc.                                           7,666
   1,168,152 * J.D. Edwards & Co.                                         17,595
     831,700 *+Phoenix International Ltd., Inc.                            2,495
     294,200 * TRO Learning, Inc.                                          4,045

 Consumer Finance - 0.8%
     397,535 Doral Financial Corp.                                         4,547
   1,398,000 *+Towne Services, Inc.                                        1,311

 Distributors (Food & Health) - 1.8%
   2,166,100 *+Nu Skin Enterprises, Inc. (Class A)                        12,455
     331,540 Weider Nutrition International, Inc.                            995

 Engineering & Construction - 0.5%
     156,600 * Tetra Tech, Inc.                                            3,582

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Financial (Diversified) - 0.6%
     417,300 *+BNC Mortgage, Inc.                                      $   4,043
     403,700 * United PanAm Financial Corp.                                  404

 Health Care (Diversified) - 2.2%
      38,200 * Anesta Corp.                                                  950
     358,235 * Emisphere Technologies, Inc.                               15,264

 Health Care (Drugs - Generic & Other) - 4.9%
   2,131,300 * Dura Pharmaceuticals, Inc.                                 30,637
     580,000 *  First Horizon Pharmaceutical Corp.                         5,655

 Health Care (Long-Term Care) - 0.9%
   1,299,000 *+Res-Care, Inc.                                              6,982

 Health Care (Major Pharmaceuticals) - 1.4%
   2,064,756 *+Serologicals Corp.                                         10,324

 Health Care (Managed Care) - 0.7%
   1,144,300 * Matria Healthcare, Inc.                                     5,257

 Health Care (Medical Products & Supplies) - 7.9%
     117,200 DENTSPLY International, Inc.                                  3,611
     560,550 *+Lifeline Systems, Inc.                                      7,848
     870,200 *+PolyMedica Corp.                                           37,636
     411,200 * STAAR Surgical Co.                                          4,600
     306,300 * Virologic, Inc.                                             4,556

 Health Care (Specialized Services) - 2.5%
     680,000 * Aksys, Ltd.                                                 5,823
     552,600 *+American Healthways, Inc.                                   2,832
   1,226,300 *+Prime Medical Services, Inc.                                9,504

 Housewares - 0.2%
     369,900 *+Home Products International, Inc.                           1,433

 Leisure Time (Products) - 0.1%
     297,400 * American Coin Merchandising, Inc.                             743

 Lodging (Hotels) - 0.7%
     622,400 * ResortQuest International, Inc.                             3,190
     406,800 * Suburban Lodges of America, Inc.                            2,314

 Manufacturing (Diversified) - 2.1%
     211,000 * GSI Lumonics, Inc.                                          7,411
     402,400 * Nortek, Inc.                                                7,947


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Office Equipment & Supplies - 5.0%
     710,000 *+RM Copy Centers Corp.                                   $   3,816
   1,039,700 * United Stationers, Inc.                                    33,660

 Personal Care - 1.0%
     925,000 *+French Fragrances, Inc.                                     7,573

 Restaurants - 0.2%
     244,400 * Schlotzsky's, Inc.                                          1,390

 Retail (Department Stores) - 0.4%
     233,700 * Rainbow Rentals, Inc,                                       2,629

 Retail (Food Chains) - 0.4%
     307,500 * NPC International, Inc.                                     2,758

 Retail (General Merchandise) - 0.9%
     360,000 Claire's Stores, Inc.                                         6,930

 Retail (Home Shopping) - 1.9%
     652,400 *+DAMARK International, Inc.                                 14,027

 Retail (Specialty - Apparel) - 3.8%
     907,300 * American Eagle Outfitters, Inc.                            12,702
     479,500 *+Concepts Direct, Inc.                                       4,765
     542,213 *+Harold's Stores, Inc.                                       1,356
     167,500 * Pacific Sunwear of California, Inc.                         3,141
     521,900 Wet Seal, Inc. (Class A)                                      6,850

 Retail (Specialty) - 0.9%
     598,600 *+Blue Rhino Corp.                                            4,826
     271,000 *+Travis Boats & Motors, Inc.                                 1,491

 Services (Commercial & Consumer) - 24.6%
     783,100 * Bluegreen Corp.                                             2,154
     498,200 Central Parking Corp.                                        11,801
     495,600 * FirstService Corp.                                          5,947
     554,720 * Iron Mountain, Inc.                                        18,860
   2,015,735 *+NCO Group, Inc.                                            46,614
   2,290,200 *+Rent-A-Center, Inc.                                        51,530
   1,487,400 *+Rent-Way, Inc.                                             43,413
     305,800 SunSource, Inc.                                               1,548

 Services (Computer Systems) - 1.2%
     650,800 * Computer Horizons Corp.                                     8,745

 Services (Employment) - 2.0%
     445,100 * Hall, Kinion & Associates, Inc.                            14,827

 Specialty Printing - 1.4%
   1,221,900 * Mail-Well, Inc.                                            10,539

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Telecommunications (Cellular/Wireless) - 2.0%
      60,700 * Powertel, Inc.                                          $   4,306
      88,200 * VoiceStream Wireless Corp.                                 10,257

 Telephone - 0.3%
     497,300 * Innotrac Corp.                                              2,549
                                                                       ---------
 TOTAL COMMON STOCKS                                                     713,749
                                                                       ---------

 WARRANTS - 0.1%

 Biotechnology - 0.1%
     175,000 * Novavax, Inc. (Illiquid)                                      775
                                                                       ---------
 TOTAL WARRANTS                                                              775
                                                                       ---------

 COMMERCIAL PAPER - 2.8%

 Financial (Diversified) - 2.8%
  20,832,000 PHH Corporation
             7.25%, due 7/03/00                                           20,832
                                                                       ---------
 TOTAL COMMERCIAL PAPER                                                   20,832
                                                                       ---------

 CASH EQUIVALENTS - 0.0%

 Investment Companies
       5,248 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                           5
                                                                       ---------
 TOTAL CASH EQUIVALENTS                                                        5
                                                                       ---------
 TOTAL INVESTMENTS - 99.2%                                               735,361
 Other Assets, less Liabilities                                            5,527
                                                                       ---------
 NET ASSETS                                                            $ 740,888
                                                                       =========
--------------------------------------------------------------------------------

*  Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
RICHARD          The Fund's six-month and one-year underperformance of the S&P
MEAGLEY 500 and Lipper large-cap value peer group is a hangover from being underweighted in technology and the first-quarter halving of Procter & Gamble on missed earnings.

                 I rectified our tech problem by increasing our tech holdings from 16% to 28.6% of net assets over the first quarter. From there, for second quarter 2000, the Fund beat the S&P and its peer funds.

   When Microsoft declined on uncertainties surrounding its anti-trust case, I added to it. This seemed a prudent way to further build our tech allocation, which was 32% at June 30. All our tech positions meet our long-standing criteria for admission to the portfolio: They are quality companies with more predictable earnings, durable business franchises and strong core competencies.

   Two major purchases I made in the first quarter--Washington Mutual for its value and Pfizer for its earnings growth--gained handsomely in the second quarter. The Fund is now slightly overweighted in financials due to 30% + gains in Washington Mutual. Pfizer, one of the fastest-growing health-care companies merged with Warner Lambert and gained over 20% in the second quarter.

   I eliminated Anheuser-Busch and Bestfoods from the portfolio to reduce our weighting in the slower-growing consumer staples sector.

   On a housekeeping note, I replaced higher-cost shares of Procter & Gamble and WorldCom with lower-cost shares. This loss-taking benefited shareholders in taxable accounts without slighting our positions, or our shareholders in tax-deferred accounts. Intending to make more of these trades, I purchased May Department Stores and CenturyTel.

   Our holdings now range from value to growth companies. Combining value and reasonably-priced growth stocks makes sense to me. A "blended" portfolio can reduce the whiplash caused when styles rotate, and provide more consistent returns over the long run. Doing well over the long run is what investing is all about.

Richard Meagley

--------------------------------------------------------------------------------

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                                 (8.97)%     (9.82)%  16.35%   15.76%
   Class B                                 (8.55)%     (9.45)%  16.77%   16.07%
   Class C                                 (4.66)%     (5.79)%  16.99%   16.08%
S&P 500 Index                                N/A         N/A     N/A      N/A
Lipper, Inc. (Large-Cap Value Funds)         N/A         N/A     N/A      N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                                 (3.41)%     (4.31)%  17.74%   16.45%
   Class B                                 (3.73)%     (4.93)%  16.98%   16.07%
   Class C                                 (3.69)%     (4.89)%  16.99%   16.08%
S&P 500 Index                              (0.43)%      7.24%   23.79%   17.78%
Lipper, Inc. (Large-Cap Value Funds)       (1.65)%     (3.93)%  18.19%   14.90%

* Not Annualized


Investment Values

               Class A     Class B     Class C     S&P 500 Index
               -------     -------     -------     -------------
6/30/90        10,000      10,000      10,000         10,000
7/31/90         9,821       9,821       9,821          9,968
8/31/90         8,784       8,784       8,784          9,068
9/30/90         8,356       8,356       8,356          8,627
10/31/90        8,178       8,178       8,178          8,591
11/30/90        8,624       8,624       8,624          9,145
12/31/90        8,959       8,959       8,959          9,400
1/31/91         9,418       9,418       9,418          9,808
2/28/91         9,978       9,978       9,978         10,509
3/31/91        10,259      10,259      10,259         10,763
4/30/91        10,470      10,470      10,470         10,788
5/31/91        10,891      10,891      10,891         11,252
6/30/91        10,191      10,191      10,191         10,737
7/31/91        10,875      10,875      10,875         11,237
8/31/91        11,046      11,046      11,046         11,503
9/30/91        10,896      10,896      10,896         11,310
10/31/91       11,074      11,074      11,074         11,462
11/30/91       10,381      10,381      10,381         11,001
12/31/91       11,459      11,459      11,459         12,257
1/31/92        12,141      12,141      12,141         12,029
2/29/92        12,347      12,347      12,347         12,185
3/31/92        11,792      11,792      11,792         11,948
4/30/92        11,889      11,889      11,889         12,299
5/31/92        11,781      11,781      11,781         12,359
6/30/92        10,930      10,930      10,930         12,175
7/31/92        11,377      11,377      11,377         12,672
8/31/92        10,909      10,909      10,909         12,413
9/30/92        10,940      10,940      10,940         12,559
10/31/92       11,468      11,468      11,468         12,602
11/30/92       12,226      12,226      12,226         13,030
12/31/92       12,521      12,521      12,521         13,190
1/31/93        12,936      12,936      12,936         13,300
2/28/93        12,947      12,947      12,947         13,481
3/31/93        13,643      13,643      13,643         13,766
4/30/93        13,331      13,331      13,331         13,433
5/31/93        14,428      14,428      14,428         13,791
6/30/93        14,487      14,487      14,487         13,832
7/31/93        14,290      14,290      14,290         13,776
8/31/93        15,090      15,090      15,090         14,297
9/30/93        15,510      15,510      15,510         14,185
10/31/93       15,918      15,918      15,918         14,478
11/30/93       16,005      16,005      16,005         14,340
12/31/93       16,391      16,391      16,391         14,514
1/31/94        17,373      17,373      17,373         15,007
2/28/94        16,938      16,938      16,938         14,600
3/31/94        16,288      16,288      16,288         13,965
4/30/94        16,812      16,812      16,812         14,143
5/31/94        17,299      17,299      17,299         14,375
6/30/94        16,676      16,676      16,676         14,023
7/31/94        17,102      17,102      17,102         14,483
8/31/94        18,143      18,143      18,143         15,076
9/30/94        18,071      18,071      18,071         14,708
10/31/94       18,410      18,410      18,410         15,037
11/30/94       18,045      18,045      18,045         14,490
12/31/94       18,019      18,019      18,019         14,705
1/31/95        18,151      18,151      18,151         15,086
2/28/95        18,625      18,625      18,625         15,673
3/31/95        18,777      18,777      18,777         16,135
4/30/95        19,280      19,280      19,280         16,610
5/31/95        19,771      19,771      19,771         17,272
6/30/95        20,261      20,261      20,261         17,673
7/31/95        20,581      20,581      20,581         18,259
8/31/95        21,154      21,154      21,154         18,305
9/30/95        21,972      21,972      21,972         19,077
10/31/95       21,700      21,700      21,700         19,009
11/30/95       22,403      22,403      22,403         19,842
12/31/95       22,571      22,571      22,571         20,224
1/31/96        23,174      23,174      23,174         20,912
2/29/96        23,381      23,381      23,381         21,106
3/31/96        23,621      23,621      23,621         21,310
4/30/96        24,123      24,123      24,123         21,623
5/31/96        24,685      24,685      24,685         22,180
6/30/96        25,142      25,142      25,142         22,265
7/31/96        24,177      24,177      24,177         21,282
8/31/96        24,429      24,429      24,429         21,731
9/30/96        25,936      25,936      25,936         22,953
10/31/96       26,770      26,737      26,737         23,586
11/30/96       28,783      28,734      28,734         25,367
12/31/96       28,213      28,141      28,141         24,865
1/31/97        29,826      29,752      29,752         26,417
2/28/97        29,945      29,854      29,854         26,625
3/31/97        28,735      28,625      28,625         25,533
4/30/97        29,551      29,422      29,422         27,056
5/31/97        31,508      31,355      31,355         28,702
6/30/97        32,760      32,603      32,603         29,987
7/31/97        34,977      34,791      34,791         32,372
8/31/97        33,135      32,959      32,959         30,560
9/30/97        34,317      34,123      34,123         32,233
10/31/97       33,207      32,986      32,986         31,158
11/30/97       34,265      34,021      34,021         32,599
12/31/97       34,860      34,594      34,594         33,158
1/31/98        35,377      35,001      35,001         33,525
2/28/98        38,194      37,744      37,744         35,941
3/31/98        39,476      38,965      38,965         37,780
4/30/98        39,530      39,000      39,000         38,160
5/31/98        38,797      38,222      38,222         37,505
6/30/98        39,790      39,177      39,177         39,028
7/31/98        39,307      38,664      38,664         38,613
8/31/98        34,224      33,639      33,639         33,036
9/30/98        36,638      35,992      35,992         35,153
10/31/98       39,904      39,142      39,142         38,009
11/30/98       42,434      41,584      41,584         40,312
12/31/98       43,496      42,607      42,607         42,634
1/31/99        44,206      43,269      43,269         44,416
2/28/99        43,309      42,368      42,368         43,036
3/31/99        44,690      43,674      43,674         44,758
4/30/99        47,481      46,343      46,343         46,492
5/31/99        46,488      45,349      45,349         45,394
6/30/99        47,916      46,693      46,693         47,913
7/31/99        46,940      45,699      45,699         46,417
8/31/99        46,472      45,202      45,202         46,186
9/30/99        44,681      43,435      43,435         44,920
10/31/99       47,910      46,545      46,545         47,762
11/30/99       47,084      45,736      45,736         48,737
12/31/99       47,469      46,113      46,113         51,606
1/31/00        45,496      44,178      44,178         49,013
2/29/00        42,753      41,488      41,488         48,085
3/31/00        46,881      45,474      45,474         52,790
4/30/00        45,637      44,255      44,255         51,196
5/31/00        45,361      43,946      43,946         50,146
6/30/00        45,850      44,391      44,410         51,382

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc.................................................  5.6%
 (Savings & Loans)
General Electric Co....................................................  5.3
 (Electrical Equipment)
Microsoft Corp.........................................................  4.9
 (Computers--Software & Services)
Intel Corp.............................................................  4.9
 (Electronics--Semiconductors)
Johnson & Johnson......................................................  3.4
 (Health Care--Diversified)
Citigroup, Inc.........................................................  2.7
 (Banks--Major Regional)
Pfizer, Inc............................................................  2.7
 (Health Care--Generic and Other Drugs)
Lucent Technologies, Inc...............................................  2.6
 (Telecommunications--Equipment)
Exxon Mobil Corp.......................................................  2.6
 (Oil--International Integrated)
American International Group, Inc......................................  2.6
 (Insurance--Multi-Line)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Cisco Systems, Inc. .................................................... $38,227
Pfizer, Inc. ...........................................................  37,250
Dell Computer Corp. ....................................................  24,848
Sun Microsystems, Inc. .................................................  24,575
Motorola, Inc. .........................................................  22,276

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ................................................... $53,858
Bestfoods...............................................................  48,236
Albertson's, Inc. ......................................................  40,454
Dover Corp. ............................................................  34,265
Anheuser-Busch Co., Inc. ...............................................  32,006

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)...............................................   8%
Electrical Equipment....................................................   8
Computers (Hardware)....................................................   7
Telephone...............................................................   6
Savings & Loans.........................................................   6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)         97%
2 Cash & Other:                                         3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 97.4%

 Banks (Major Regional) - 3.9%
     500,000 Bank of America Corp.                                     $  21,500
     800,000 Citigroup, Inc.                                              48,200

 Banks (Money Center) - 1.4%
     525,000 Chase Manhattan Corp.                                        24,183

 Beverages (Non-Alcoholic) - 2.0%
     800,000 PepsiCo, Inc.                                                35,550

 Chemicals - 2.5%
     505,000 Du Pont (E.I.) de Nemours & Co.                              22,094
     600,000 Praxair, Inc.                                                22,463

 Communication Equipment - 2.9%
     465,000 Motorola, Inc.                                               13,514
     350,000 Nortel Networks Corp.                                        23,887
     210,000 * Tellabs, Inc.                                              14,372

 Computers (Hardware) - 7.2%
     450,000 * Dell Computer Corp.                                        22,191
     300,000 Hewlett-Packard Co.                                          37,462
     400,000 International Business Machines Corp.                        43,825
     300,000 * Sun Microsystems, Inc.                                     27,281

 Computers (Networking) - 2.5%
     700,000 * Cisco Systems, Inc.                                        44,494

 Computers (Peripherals) - 0.7%
     250,000 * America Online, Inc.                                       13,187

 Computers (Software & Services) - 5.5%
     500,000 * Cadence Design Systems, Inc.                               10,188
   1,100,000 * Microsoft Corp.                                            88,000

 Electrical Equipment - 7.8%
     114,420 * Agilent Technologies, Inc.                                  8,438
     600,000 Emerson Electric Co.                                         36,225
   1,800,000 General Electric Co.                                         95,400

 Electronics (Semiconductors) - 4.9%
     650,000 Intel Corp.                                                  86,897

 Entertainment - 3.6%
     700,000 The Walt Disney Co.                                          27,169
     500,000 Time Warner, Inc.                                            38,000

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Equipment (Semiconductor) - 0.8%
     150,000 * Applied Materials, Inc.                                 $  13,594

 Financial (Diversified) - 3.1%
     500,000 Federal Home Loan Mortgage Corp.                             20,250
     700,000 Federal National Mortgage Association                        36,531

 Health Care (Diversified) - 8.1%
     700,000 Abbott Laboratories                                          31,194
     423,000 American Home Products Corp.                                 24,851
     500,000 Bristol-Myers Squibb Co.                                     29,125
     600,000 Johnson & Johnson                                            61,125

 Health Care (Drugs - Generic & Other) - 2.7%
   1,000,000 Pfizer, Inc.                                                 48,000

 Health Care (Major Pharmaceuticals) - 1.7%
     400,000 Merck & Co., Inc.                                            30,650

 Household Products (Non-Durables) - 1.9%
     600,000 Procter & Gamble Co.                                         34,350

 Insurance (Multi-Line) - 2.6%
     400,000 American International Group, Inc.                           47,000

 Manufacturing (Diversified) - 1.1%
     600,000 Honeywell International, Inc.                                20,212

 Office Equipment & Supplies - 0.5%
     400,000 Xerox Corp.                                                   8,300

 Oil (International Integrated) - 5.1%
     600,000 Exxon Mobil Corp.                                            47,100
     725,000 Royal Dutch Petroleum Co. (ADR)                              44,633

 Publishing (Newspapers) - 1.7%
     500,000 Gannett Co., Inc.                                            29,906

 Retail (Department Stores) - 2.0%
   1,500,000 May Department Stores Co.                                    36,000

 Retail (Drug Stores) - 1.5%
     650,000 CVS Corp.                                                    26,000

 Retail (Food Chains) - 1.3%
     700,000 Albertson's, Inc.                                            23,275

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (General Merchandise) - 1.5%
     470,000 Wal-Mart Stores, Inc.                                     $  27,084

 Savings & Loans - 5.6%
   3,500,000 Washington Mutual, Inc.                                     101,062

 Services (Data Processing) - 1.2%
     400,000 Automatic Data Processing, Inc.                              21,425

 Telecommunications (Equipment) - 2.6%
     800,000 Lucent Technologies, Inc.                                    47,400

 Telecommunications (Long Distance) - 1.6%
     900,000 AT&T Corp.                                                   28,463

 Telephone - 5.7%
     700,000 Bell Atlantic Corp.                                          35,569
   1,062,300 CenturyTel, Inc.                                             30,541
     800,000 * MCI WorldCom, Inc.                                         36,700
                                                                       ---------
 TOTAL COMMON STOCKS                                                   1,744,860
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - 2.7%
 Trucks & Parts - 2.7%
  48,631,000 Cooperative Association of
             Tractor Dealers
             7.05%, due 7/03/00                                      $   48,631
                                                                     ----------
 TOTAL COMMERCIAL PAPER                                                  48,631
                                                                     ----------

 CASH EQUIVALENTS - 0.0%
 Investment Companies
       4,087 AIM Short-Term Investments Co.
             Liquid Assets Money Market Portfolio
             (Institutional Shares)                                           4
                                                                     ----------
 TOTAL CASH EQUIVALENTS                                                       4
                                                                     ----------
 TOTAL INVESTMENTS - 100.1%                                           1,793,495
 Other Assets, less Liabilities                                          (2,950)
                                                                     ----------
 NET ASSETS                                                          $1,790,545
                                                                     ==========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO Dividend Income Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
THOMAS           The SAFECO Dividend Income Fund's performance over the first
RATH half of 2000 was disappointing. Hit hard by the Y2K hangover, the Fund is behind the Lipper average for equity-income funds and the S&P 500. The trouble is information technology spending, which was above trend, has remained below trend since the first of the year. This has translated into disappointing revenue and lower share prices for three of the Fund's largest holdings, MICROS, Ciber and J.D. Edwards.

                 MICROS, which provides systems for the hotel/restaurant
              industry, declined 70% in the second quarter. When spending does resume, we are confident MICROS will get the business. It dominates its industry and has new products to expand into the fast food arena.

   Ciber and J.D. Edwards slowed as we expected, however, their recoveries have taken longer than we anticipated. J.D. Edwards provides resource planning software systems for businesses. Ciber's information technology services range from consulting and temporary staffing to software implementation and Web design.

   The good news is that hangovers are temporary. When this one passes, we will be left with what I think is a robust portfolio.

   Intel is taking new products into the higher-end server market. With its manufacturing prowess, it should be able to rapidly capture share.

   We are overweighted in drug stocks, bought cheap and with the belief that demographics bode well for this sector. Indeed, in the second quarter, Abbott Laboratories, Bristol-Myers, and Johnson & Johnson all outperformed within the sector. Albertson's rallied nicely in first quarter and held its gains through the second. We've made money in Lucent as well.

   Through the first half of 2000, the market lacked consistent leadership. My sense is that a transition to more reasoned investing is underway. This should bode well for the Fund. As always, we try to be discriminating in terms of price and growth potential.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES


Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                                 (13.25)%    (13.88)%  10.22%   10.23%
   Class B                                 (12.86)%    (13.65)%  10.74%   10.62%
   Class C                                  (9.12)%    (10.10)%  11.02%   10.63%
S&P 500 Index                                 N/A        N/A      N/A      N/A
Lipper, Inc. (Equity Income Funds)            N/A        N/A      N/A      N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                                  (7.97)%     (8.62)%  11.53%   10.89%
   Class B                                  (8.29)%     (9.31)%  11.00%   10.62%
   Class C                                  (8.20)%     (9.23)%  11.02%   10.63%
S&P 500 Index                               (0.43)%      7.24%   23.79%   17.78%
Lipper, Inc. (Equity Income Funds)          (1.86)%     (6.63)%  13.68%   12.42%

* Not Annualized


Investment Values

               Class A     Class B     Class C     S&P 500 Index
               -------     -------     -------     -------------
6/30/90        10,000      10,000      10,000         10,000
7/31/90         9,821       9,821       9,821          9,968
8/31/90         9,094       9,094       9,094          9,068
9/30/90         8,720       8,720       8,720          8,627
10/31/90        8,511       8,511       8,511          8,591
11/30/90        9,031       9,031       9,031          9,145
12/31/90        9,203       9,203       9,203          9,400
1/31/91         9,561       9,561       9,561          9,808
2/28/91        10,111      10,111      10,111         10,509
3/31/91        10,265      10,265      10,265         10,763
4/30/91        10,376      10,376      10,376         10,788
5/31/91        10,690      10,690      10,690         11,252
6/30/91        10,421      10,421      10,421         10,737
7/31/91        10,717      10,717      10,717         11,237
8/31/91        11,042      11,042      11,042         11,503
9/30/91        11,025      11,025      11,025         11,310
10/31/91       11,140      11,140      11,140         11,462
11/30/91       10,680      10,680      10,680         11,001
12/31/91       11,343      11,343      11,343         12,257
1/31/92        11,430      11,430      11,430         12,029
2/29/92        11,466      11,466      11,466         12,185
3/31/92        11,356      11,356      11,356         11,948
4/30/92        11,687      11,687      11,687         12,299
5/31/92        11,798      11,798      11,798         12,359
6/30/92        11,841      11,841      11,841         12,175
7/31/92        12,281      12,281      12,281         12,672
8/31/92        12,191      12,191      12,191         12,413
9/30/92        12,321      12,321      12,321         12,559
10/31/92       12,094      12,094      12,094         12,602
11/30/92       12,404      12,404      12,404         13,030
12/31/92       12,644      12,644      12,644         13,190
1/31/93        12,919      12,919      12,919         13,300
2/28/93        13,165      13,165      13,165         13,481
3/31/93        13,611      13,611      13,611         13,766
4/30/93        13,425      13,425      13,425         13,433
5/31/93        13,603      13,603      13,603         13,791
6/30/93        13,673      13,673      13,673         13,832
7/31/93        13,603      13,603      13,603         13,776
8/31/93        14,050      14,050      14,050         14,297
9/30/93        14,089      14,089      14,089         14,185
10/31/93       14,334      14,334      14,334         14,478
11/30/93       14,160      14,160      14,160         14,340
12/31/93       14,230      14,230      14,230         14,514
1/31/94        14,695      14,695      14,695         15,007
2/28/94        14,367      14,367      14,367         14,600
3/31/94        13,865      13,865      13,865         13,965
4/30/94        14,027      14,027      14,027         14,143
5/31/94        14,035      14,035      14,035         14,375
6/30/94        13,830      13,830      13,830         14,023
7/31/94        14,256      14,256      14,256         14,483
8/31/94        14,707      14,707      14,707         15,076
9/30/94        14,508      14,508      14,508         14,708
10/31/94       14,483      14,483      14,483         15,037
11/30/94       13,970      13,970      13,970         14,490
12/31/94       14,075      14,075      14,075         14,705
1/31/95        14,432      14,432      14,432         15,086
2/28/95        14,883      14,883      14,883         15,673
3/31/95        15,305      15,305      15,305         16,135
4/30/95        15,632      15,632      15,632         16,610
5/31/95        16,089      16,089      16,089         17,272
6/30/95        16,288      16,288      16,288         17,673
7/31/95        16,923      16,923      16,923         18,259
8/31/95        17,045      17,045      17,045         18,305
9/30/95        17,561      17,561      17,561         19,077
10/31/95       17,368      17,368      17,368         19,009
11/30/95       17,975      17,975      17,975         19,842
12/31/95       18,348      18,348      18,348         20,224
1/31/96        18,934      18,934      18,934         20,912
2/29/96        18,981      18,981      18,981         21,106
3/31/96        19,206      19,206      19,206         21,310
4/30/96        19,282      19,282      19,282         21,623
5/31/96        19,920      19,920      19,920         22,180
6/30/96        20,169      20,169      20,169         22,265
7/31/96        19,601      19,601      19,601         21,282
8/31/96        19,970      19,970      19,970         21,731
9/30/96        20,894      20,894      20,894         22,953
10/31/96       21,665      21,645      21,645         23,586
11/30/96       22,802      22,771      22,771         25,367
12/31/96       22,743      22,690      22,690         24,865
1/31/97        23,646      23,592      23,592         26,417
2/28/97        23,678      23,614      23,614         26,625
3/31/97        22,789      22,719      22,719         25,533
4/30/97        23,114      23,021      23,021         27,056
5/31/97        24,768      24,650      24,650         28,702
6/30/97        25,789      25,643      25,643         29,987
7/31/97        27,181      27,009      27,009         32,372
8/31/97        26,757      26,587      26,587         30,560
9/30/97        27,956      27,751      27,751         32,233
10/31/97       27,017      26,805      26,805         31,158
11/30/97       27,989      27,751      27,751         32,599
12/31/97       28,691      28,442      28,442         33,158
1/31/98        29,038      28,893      28,893         33,525
2/28/98        30,662      30,496      30,496         35,941
3/31/98        31,920      31,722      31,722         37,780
4/30/98        32,160      31,936      31,936         38,160
5/31/98        31,452      31,210      31,210         37,505
6/30/98        32,071      31,813      31,813         39,028
7/31/98        30,687      30,418      30,418         38,613
8/31/98        25,979      25,730      25,730         33,036
9/30/98        26,439      26,175      26,175         35,153
10/31/98       28,013      27,719      27,719         38,009
11/30/98       29,538      29,204      29,204         40,312
12/31/98       30,234      29,872      29,872         42,634
1/31/99        30,697      30,316      30,316         44,416
2/28/99        28,565      28,187      28,187         43,036
3/31/99        29,215      28,825      28,825         44,758
4/30/99        30,263      29,832      29,832         46,492
5/31/99        29,939      29,475      29,475         45,394
6/30/99        30,755      30,264      30,264         47,913
7/31/99        29,666      29,167      29,167         46,417
8/31/99        28,200      27,699      27,699         46,186
9/30/99        27,401      26,907      26,907         44,920
10/31/99       29,329      28,787      28,787         47,762
11/30/99       29,290      28,710      28,710         48,737
12/31/99       30,540      29,927      29,927         51,606
1/31/00        28,560      27,974      27,974         49,013
2/29/00        27,502      26,925      26,925         48,085
3/31/00        29,623      28,981      28,981         52,790
4/30/00        28,656      28,023      28,023         51,196
5/31/00        28,424      27,770      27,783         50,146
6/30/00        28,106      27,447      27,472         51,382

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Merrill Lynch & Co. 7.875% Convertible.................................. 5.1%
 (Computers--Software & Services)
Intel Corp. ............................................................ 3.7
 (Electronics--Semiconductors)
Abbott Laboratories..................................................... 3.6
 (Health Care--Diversified)
Johnson & Johnson....................................................... 3.3
 (Health Care--Diversified)
Lucent Technologies, Inc. .............................................. 3.2
 (Telecommunications--Equipment)
Bristol-Myers Squibb Co. ............................................... 3.1
 (Health Care--Diversified)
Texaco, Inc. ........................................................... 3.0
 (Oil--International Integrated)
Albertson's, Inc. ...................................................... 2.9
 (Retail--Food Chains)
American Home Products Corp. ........................................... 2.8
 (Health Care--Diversified)
S3, Inc. ............................................................... 2.8
 (Computers--Peripherals)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
J.D. Edwards & Co. ..................................................... $11,479
S3, Inc. ...............................................................   6,919
Johnson & Johnson.......................................................   6,277
Lucent Technologies, Inc. ..............................................   4,170
AT&T Corp. .............................................................   3,815

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
AMFM, Inc. .............................................................. $7,447
Merck & Co., Inc. .......................................................  7,406
BEA Systems, Inc. .......................................................  5,009
Iron Mountain, Inc. .....................................................  4,900
Nortel Networks Corp. ...................................................  4,454

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified................................................  13%
Computers (Software & Services).........................................   9
Oil (International Integrated)..........................................   7
Real Estate Investment Trust............................................   6
Computers (Hardware)....................................................   5

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)         71%
2 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)       13%
3 Small - Common Stocks:   (Less than $1.5 Bil.)       10%
4 Preferred Stock:                                      5%
5 Cash & Other:                                         1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 94.3%

 Airlines - 1.3%
     101,400 * Northwest Airlines Corp.                                $   3,086

 Banks (Major Regional) - 1.3%
      72,511 Bank of America Corp.                                         3,118

 Banks (Money Center) - 1.6%
      85,500 Chase Manhattan Corp.                                         3,938

 Beverages (Non-Alcoholic) - 3.7%
     130,000 PepsiCo, Inc.                                                 5,777
      54,500 The Coca-Cola Co.                                             3,130

 Broadcasting (TV, Radio & Cable) - 1.0%
      34,300 * AMFM, Inc.                                                  2,367

 Chemicals - 1.2%
      64,000 Du Pont (E.I.) de Nemours & Co.                               2,800

 Communication Equipment - 0.9%
      29,000 Scientific-Atlanta, Inc.                                      2,161

 Computers (Hardware) - 5.1%
      56,700 * Dell Computer Corp.                                         2,796
      41,200 Hewlett-Packard Co.                                           5,145
     231,000 * MICROS Systems, Inc.                                        4,288

 Computers (Peripherals) - 3.4%
      27,500 * Go2Net, Inc.                                                1,384
     460,300 * S3, Inc.                                                    6,789

 Computers (Software & Services) - 4.0%
     142,100 * Cadence Design Systems, Inc.                                2,895
     449,300 * J.D. Edwards & Co.                                          6,768

 Electric Companies - 1.9%
     250,000 NIPSCO Industries, Inc.                                       4,656

 Electrical Equipment - 2.1%
      97,200 General Electric Co.                                          5,152

 Electronics (Semiconductors) - 3.7%
      66,400 Intel Corp.                                                   8,877

 Financial (Diversified) - 1.7%
      80,000 Federal National Mortgage Association                         4,175

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Foods - 1.1%
     135,700 ConAgra, Inc.                                             $   2,587

 Health Care (Diversified) - 12.8%
     195,800 Abbott Laboratories                                           8,725
     115,900 American Home Products Corp.                                  6,809
     128,000 Bristol-Myers Squibb Co.                                      7,456
      76,800 Johnson & Johnson                                             7,824

 Household Products (Non-Durables) - 3.6%
     104,000 Kimberly-Clark Corp.                                          5,967
      44,300 Procter & Gamble Co.                                          2,536

 Insurance (Multi-Line) - 1.7%
      75,000 Hartford Financial Services Group, Inc.                       4,195

 Manufacturing (Diversified) - 2.7%
      80,000 Minnesota Mining & Manufacturing Co.                          6,600

 Manufacturing (Specialized) - 1.0%
      90,000 Diebold, Inc.                                                 2,509

 Office Equipment & Supplies - 1.2%
      88,900 * United Stationers, Inc.                                     2,878

 Oil (International Integrated) - 6.8%
      59,406 Exxon Mobil Corp.                                             4,663
      75,000 Royal Dutch Petroleum Co. (ADR)                               4,617
     135,000 Texaco, Inc.                                                  7,189

 Paper & Forest Products - 0.8%
      47,300 Weyerhaeuser Co.                                              2,034

 Railroads - 2.0%
     138,600 GATX Corp.                                                    4,712

 Real Estate Investment Trust - 6.4%
     100,000 Equity Residential Properties Trust                           4,600
     205,000 First Industrial Realty Trust, Inc.                           6,047
     185,000 Liberty Property Trust                                        4,798

 Retail (Building Supplies) - 0.6%
      30,600 Home Depot, Inc.                                              1,528


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (Drug Stores) - 2.0%
     119,200 CVS Corp.                                                 $   4,768

 Retail (Food Chains) - 2.9%
     206,700 Albertson's, Inc.                                             6,873

 Retail (General Merchandise) - 0.5%
      35,300 * Costco Wholesale Corp.                                      1,165

 Savings & Loans - 2.1%
     171,000 Washington Mutual, Inc.                                       4,938

 Services (Commercial & Consumer) - 4.1%
     124,700 Central Parking Corp.                                         2,954
      79,500 * Iron Mountain, Inc.                                         2,703
      72,300 United Parcel Service, Inc. (Class B)                         4,266

 Services (Data Processing) - 0.7%
      33,300 Automatic Data Processing, Inc.                               1,784

 Telecommunications (Equipment) - 3.2%
     129,200 Lucent Technologies, Inc.                                     7,655

 Telecommunications (Long Distance) - 1.0%
      73,000 AT&T Corp.                                                    2,309

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Telephone - 3.3%
      67,000 GTE Corp.                                                 $   4,171
      82,950 * MCI WorldCom, Inc.                                          3,805

 Waste Management - 0.8%
     121,500 Landauer, Inc.                                                1,891
                                                                       ---------
 TOTAL COMMON STOCKS                                                     226,858
                                                                       ---------

 PREFERRED STOCKS - 5.1%

 Computers (Software & Services) - 5.1%
     414,200 Merrill Lynch & Co.
             7.875% Convertible                                           12,374
                                                                       ---------
 TOTAL PREFERRED STOCKS                                                   12,374
                                                                       ---------

 CASH EQUIVALENTS - 0.4%

 Investment Companies
     886,192 AIM Short-Term Investments Co.
             Liquid Assets Money Market
             Portfolio (Institutional Shares)                                886
                                                                       ---------
 TOTAL CASH EQUIVALENTS                                                      886
                                                                       ---------
 TOTAL INVESTMENTS - 99.8%                                               240,118
 Other Assets, less Liabilities                                              477
                                                                       ---------
 NET ASSETS                                                            $ 240,595
                                                                       =========
--------------------------------------------------------------------------------

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
WILLIAM B.       SAFECO Northwest Fund remained well ahead of the Lipper
WHITLOW average for multi-cap core funds and the S&P 500 for the six months and year ended June 30, 2000.

                 While our heavy weighting in technology is responsible for the Fund's outperformance over those periods, it caused the Fund to lag in the second quarter. Still, I am pleased with the way the portfolio weathered the storm April and May unleashed on the technology sector. Our well-calculated, but aggressive, approach to high tech enabled us to benefit in the red-hot speculative market; while our balancing act kept us from getting burned.

   We continue to take small positions in numerous companies that generally enable, rather than use, the Internet. We balance our heavy weighting in technology with "old economy" stocks. Indeed, our consumer staples, basic industry and financial stocks--namely Albertson's, Washington Mutual, Starbucks, Weyerhaeuser and Kroger--cushioned the Fund through the tech correction.

   Microsoft fell 33% over the first half of 2000 on concerns surrounding its anti-trust case and I actually bought a little bit. I believe Microsoft will come back no matter how its legal issues are resolved.

   Still, many of the Internet stocks have yet to--and may never--regain their highs. During the second quarter, we weeded N2H2 from our portfolio and added to other positions when they came into our price range, including Internet companies InterNap and Go2Net.

   Demand for its commodity memory chips, primarily for PCs and cell phones, powered Micron Technologies through the correction. It was the Fund's biggest contributor, up 130% through June 30.

   I have kept the Fund positioned to take advantage of what I think are the drivers of the Northwest's economy. Going forward I will continue to manage in a growth style, while remaining sensitive to value and risk.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total
Return for the period                          With Sales Charge
ended June 30, 2000            Six-Months*   1 Year   5 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                         0.94%     31.52%   20.07%        15.32%
   Class B                         1.79%     33.85%   20.75%        15.77%
   Class C                         5.79%     37.85%   20.94%        15.77%
WM Group NW 50 Index                N/A       N/A      N/A           N/A
S&P 500 Index                       N/A       N/A      N/A           N/A
Lipper, Inc. (Milti-Cap Core
 Funds)                             N/A       N/A      N/A           N/A


Average Annual Total
Return for the period                       Without Sales Charge
ended June 30, 2000            Six-Months*   1 Year   5 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                         7.12%     39.57%   21.49%        16.05%
   Class B                         6.79%     38.85%   20.94%        15.77%
   Class C                         6.79%     38.85%   20.94%        15.77%
WM Group NW 50 Index              (4.66)%     1.08%   23.60%        16.54%
S&P 500 Index                     (0.43)%     7.24%   23.79%        22.45%
Lipper, Inc. (Milti-Cap Core
 Funds)                            2.57%     11.60%   19.54%         N/A

*  Not Annualized
** Graph and average annual return comparison begins February 7, 1991, inception date of the fund.


Investment Values

                                                  WM Group
               Class A    Class B    Class C     NW 50 Index    S&P 500 Index
               -------    -------    -------     -----------    -------------

2/7/91         10,000     10,000     10,000          --               --
2/28/91        10,130     10,130     10,130        10,000           10,000
3/31/91        10,357     10,357     10,357        10,392           10,242
4/30/91        10,660     10,660     10,660        10,633           10,266
5/31/91        11,024     11,024     11,024        11,255           10,708
6/30/91        10,379     10,379     10,379        10,489           10,217
7/31/91        10,998     10,998     10,998        10,981           10,693
8/31/91        11,454     11,454     11,454        11,410           10,946
9/30/91        11,173     11,173     11,173        11,177           10,763
10/31/91       11,061     11,061     11,061        11,156           10,907
11/30/91       10,380     10,380     10,380        10,697           10,469
12/31/91       11,643     11,643     11,643        11,963           11,664
1/31/92        12,144     12,144     12,144        12,572           11,447
2/29/92        12,533     12,533     12,533        12,744           11,595
3/31/92        12,258     12,258     12,258        12,322           11,370
4/30/92        11,828     11,828     11,828        11,744           11,703
5/31/92        11,950     11,950     11,950        11,623           11,760
6/30/92        11,573     11,573     11,573        11,201           11,586
7/31/92        11,840     11,840     11,840        11,301           12,059
8/31/92        11,522     11,522     11,522        10,976           11,812
9/30/92        12,002     12,002     12,002        11,393           11,951
10/31/92       12,403     12,403     12,403        11,830           11,992
11/30/92       12,927     12,927     12,927        12,345           12,399
12/31/92       13,282     13,282     13,282        12,353           12,551
1/31/93        13,334     13,334     13,334        12,432           12,656
2/28/93        12,680     12,680     12,680        12,028           12,829
3/31/93        13,176     13,176     13,176        12,508           13,099
4/30/93        12,638     12,638     12,638        12,211           12,783
5/31/93        12,912     12,912     12,912        12,497           13,124
6/30/93        12,791     12,791     12,791        12,212           13,162
7/31/93        12,685     12,685     12,685        11,757           13,109
8/31/93        13,044     13,044     13,044        12,223           13,605
9/30/93        13,035     13,035     13,035        11,932           13,498
10/31/93       13,204     13,204     13,204        12,343           13,777
11/30/93       13,257     13,257     13,257        12,592           13,646
12/31/93       13,418     13,418     13,418        12,743           13,811
1/31/94        13,655     13,655     13,655        13,113           14,280
2/28/94        14,000     14,000     14,000        13,294           13,893
3/31/94        13,407     13,407     13,407        12,809           13,288
4/30/94        13,375     13,375     13,375        12,754           13,459
5/31/94        13,580     13,580     13,580        12,930           13,679
6/30/94        13,233     13,233     13,233        12,520           13,344
7/31/94        13,427     13,427     13,427        12,599           13,782
8/31/94        14,031     14,031     14,031        13,308           14,346
9/30/94        13,711     13,711     13,711        12,781           13,996
10/31/94       13,580     13,580     13,580        12,687           14,309
11/30/94       13,243     13,243     13,243        12,442           13,789
12/31/94       13,210     13,210     13,210        12,493           13,993
1/31/95        13,373     13,373     13,373        12,439           14,355
2/28/95        13,711     13,711     13,711        12,882           14,914
3/31/95        14,169     14,169     14,169        13,290           15,354
4/30/95        14,354     14,354     14,354        13,674           15,806
5/31/95        14,573     14,573     14,573        13,659           16,436
6/30/95        15,291     15,291     15,291        14,473           16,818
7/31/95        16,088     16,088     16,088        15,005           17,375
8/31/95        16,230     16,230     16,230        15,275           17,418
9/30/95        16,317     16,317     16,317        15,817           18,153
10/31/95       16,125     16,125     16,125        15,432           18,088
11/30/95       16,091     16,091     16,091        15,641           18,882
12/31/95       15,875     15,875     15,875        15,811           19,245
1/31/96        16,026     16,026     16,026        15,710           19,900
2/29/96        16,514     16,514     16,514        16,054           20,085
3/31/96        17,513     17,513     17,513        16,569           20,278
4/30/96        17,990     17,990     17,990        17,546           20,577
5/31/96        18,292     18,292     18,292        17,812           21,106
6/30/96        17,911     17,911     17,911        17,716           21,187
7/31/96        17,062     17,062     17,062        16,828           20,251
8/31/96        17,609     17,609     17,609        17,643           20,679
9/30/96        17,885     17,885     17,885        18,080           21,842
10/31/96       17,444     17,418     17,418        17,936           22,444
11/30/96       18,197     18,171     18,171        19,215           24,139
12/31/96       18,249     18,210     18,210        19,644           23,661
1/31/97        19,572     19,520     19,520        20,502           25,138
2/28/97        19,572     19,508     19,508        20,863           25,336
3/31/97        18,755     18,677     18,677        20,266           24,297
4/30/97        19,417     19,326     19,326        21,151           25,746
5/31/97        20,702     20,598     20,598        22,863           27,312
6/30/97        21,883     21,766     21,766        23,922           28,535
7/31/97        23,778     23,622     23,622        26,083           30,805
8/31/97        23,142     22,973     22,973        25,217           29,081
9/30/97        24,297     24,102     24,102        26,959           30,673
10/31/97       23,142     22,960     22,960        25,154           29,649
11/30/97       24,141     23,933     23,933        26,659           31,021
12/31/97       23,867     23,660     23,660        26,033           31,553
1/31/98        23,632     23,424     23,424        25,911           31,902
2/28/98        26,039     25,805     25,805        28,536           34,201
3/31/98        26,358     26,110     26,110        29,872           35,951
4/30/98        26,994     26,733     26,733        30,098           36,313
5/31/98        25,016     24,753     24,753        28,281           35,690
6/30/98        25,569     25,279     25,279        30,030           37,138
7/31/98        23,978     23,701     23,701        28,168           36,744
8/31/98        19,204     18,980     18,980        23,651           31,437
9/30/98        20,311     20,060     20,060        24,743           33,451
10/31/98       21,570     21,292     21,292        27,482           36,169
11/30/98       23,397     23,092     23,092        30,600           38,360
12/31/98       24,552     24,220     24,220        34,256           40,570
1/31/99        26,020     25,647     25,647        35,968           42,266
2/28/99        24,999     24,626     24,626        35,432           40,953
3/31/99        25,265     24,878     24,878        37,914           42,591
4/30/99        25,824     25,396     25,396        39,419           44,241
5/31/99        26,985     26,529     26,529        39,469           43,196
6/30/99        28,998     28,488     28,488        41,296           45,593
7/31/99        28,327     27,816     27,816        38,129           44,170
8/31/99        28,341     27,802     27,802        38,011           43,950
9/30/99        27,992     27,452     27,452        37,238           42,745
10/31/99       30,886     30,279     30,279        39,173           45,450
11/30/99       33,431     32,769     32,769        39,811           46,377
12/31/99       37,784     37,043     37,043        43,781           49,107
1/31/00        37,709     36,952     36,952        43,213           46,640
2/29/00        41,864     40,995     40,995        44,947           45,757
3/31/00        42,755     41,843     41,843        47,598           50,234
4/30/00        37,482     36,664     36,664        43,221           48,718
5/31/00        35,805     34,998     34,998        40,445           47,718
6/30/00        40,474     39,556     39,556        41,741           48,895

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Micron Technology, Inc. ................................................ 5.9%
 (Electronics--Semiconductors)
Microsoft Corp. ........................................................ 5.6
 (Computers--Software & Services)
Expeditors International of Washington, Inc. ........................... 5.0
 (Air Freight)
NEXTLINK Communications, Inc. (Class A)................................. 4.9
 (Telephone)
Western Wireless Corp. (Class A)........................................ 4.9
 (Telecommunications--Cellular/Wireless)
VoiceStream Wireless Corp. ............................................. 4.5
 (Telecommunications--Cellular/Wireless)
Hewlett-Packard Co. .................................................... 4.4
 (Computers--Hardware)
Intel Corp. ............................................................ 4.3
 (Electronics--Semiconductors)
Starbucks Corp. ........................................................ 4.1
 (Restaurants)
Kroger Co. ............................................................. 3.9
 (Retail--Food Chains)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Western Wireless Corp. (Class A)......................................... $5,500
AVT Corp. ...............................................................  4,497
Micron Technology, Inc. .................................................  3,753
Go2Net, Inc. ............................................................  3,389
Weyerhaeuser Co. ........................................................  3,382

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
TJ International, Inc. .................................................. $3,444
Mylan Laboratories, Inc. ................................................  3,241
Alaska Air Group, Inc. ..................................................  2,749
Corixa Corp. ............................................................  2,139
WatchGuard Technologies, Inc. ...........................................  1,589

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services).........................................  11%
Electronics (Semiconductors)............................................  10
Telecommunications (Cellular/Wireless)..................................   9
Computers (Hardware)....................................................   7
Retail (Food Chains)....................................................   6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)         54%
2 Small - Common Stocks:   (Less than $1.5 Bil.)       32%
3 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)       14%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.6%

 Air Freight - 5.0%
     161,000 Expeditors International of Washington, Inc.              $   7,648

 Airlines - 2.7%
     136,000 *Northwest Airlines Corp.                                     4,140

 Banks (Major Regional) - 1.4%
      75,000 U.S. Bancorp                                                  1,444
      74,800 West Coast Bancorp, Inc.                                        748

 Banks (Regional) - 0.4%
      79,000 Washington Banking Co.                                          681

 Biotechnology - 2.2%
      80,000 *Corixa Corp.                                                 3,435

 Chemicals (Diversified) - 2.1%
     152,000 Penford Corp.                                                 3,268

 Communication Equipment - 2.3%
     484,000 *AVT Corp.                                                    3,570

 Computers (Hardware) - 7.2%
     100,000 *Apex, Inc.                                                   4,375
      54,000 Hewlett-Packard Co.                                           6,743

 Computers (Peripherals) - 5.9%
     133,000 *click2learn.com, Inc.                                        2,344
      49,000 *Go2Net, Inc.                                                 2,465
      78,000 *ImageX.com, Inc.                                               473
      30,000 *Loudeye Technologies, Inc.                                     523
      31,000 *Primus Knowledge Solutions, Inc.                             1,395
      36,000 *WatchGuard Technologies, Inc.                                1,978

 Computers (Software & Services) - 11.4%
      27,000 *Digimarc Corp.                                               1,039
      28,000 *F5 Networks, Inc.                                            1,528
      41,000 *Internap Network Services Corp.                              1,702
     108,000 *Microsoft Corp.                                              8,640
      95,000 *ONYX Software Corp.                                          2,820
      48,000 *WebTrends Corp.                                              1,857

 Electrical Equipment - 1.0%
      20,595 *Agilent Technologies, Inc.                                   1,519

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Electronics (Semiconductors) - 10.2%
      50,000 Intel Corp.                                               $   6,684
     104,000 *Micron Technology, Inc.                                      9,158

 Hardware & Tools - 0.5%
     141,000 *Jore Corporation                                               767

 Health Care (Diversified) - 2.4%
      62,000 American Home Products Corp.                                  3,642

 Health Care (Drugs--Generic & Other) - 1.0%
      59,000 *PathoGenesis Corp.                                           1,534

 Health Care (Major Pharmaceuticals) - 1.2%
     183,000 *Penwest Pharmaceuticals Co.                                  1,841

 Health Care (Medical Products & Supplies) - 4.3%
     229,000 *Protocol Systems, Inc.                                       3,650
     100,000 *SonoSite, Inc.                                               2,881

 Insurance (Life & Health) - 2.6%
     126,500 StanCorp Financial Group, Inc.                                4,064

 Iron & Steel - 1.7%
     161,000 Schnitzer Steel Industries, Inc.                              2,556

 Leisure Time (Products) - 1.0%
      94,000 *Ambassadors International, Inc.                              1,480

 Paper & Forest Products - 1.9%
      67,000 Weyerhaeuser Co.                                              2,881

 Restaurants - 4.1%
     164,000 *Starbucks Corp.                                              6,263

 Retail (Food Chains) - 6.2%
     109,000 Albertson's, Inc.                                             3,624
     269,000 *Kroger Co.                                                   5,935

 Retail (General Merchandise) - 2.7%
     124,000 *Costco Wholesale Corp.                                       4,092

 Retail (Specialty) - 0.8%
      33,000 *Amazon.com, Inc.                                             1,198

 Savings & Loans - 2.8%
     150,000 Washington Mutual, Inc.                                       4,331


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Services (Data Processing) - 0.3%
     171,500 *ARIS Corp.                                               $     472

 Telecommunications (Cellular/Wireless) - 9.4%
      60,000 *VoiceStream Wireless Corp.                                   6,978
     139,000 *Western Wireless Corp. (Class A)                             7,576

 Telephone - 4.9%
     200,000 * NEXTLINK Communications, Inc. (Class A)                     7,588
                                                                       ---------
 TOTAL COMMON STOCKS                                                     153,530
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.4%

 Investment Companies
     681,028 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                  $     681
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                     681
                                                                      ---------
 TOTAL INVESTMENTS - 100.0%                                             154,211
 Other Assets, less Liabilities                                             (31)
                                                                      ---------
 NET ASSETS                                                           $ 154,180
                                                                      =========
--------------------------------------------------------------------------------

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   The portfolio has outperformed the EAFE index and the Lipper averages for international funds through June 30, 2000.

   The first half of the year was marked by changing investor sentiment. As investors took profits and sent technology, telecom and media stocks from leaders to laggards, "old economy" stocks benefited. We suffered less than others from this volatility, having earlier trimmed our telecom and Japanese technology stocks and re-invested the proceeds into lower-valued, more attractive investments.

   Financial and pharmaceutical stocks drove the Fund's outperformance. Aventis' earnings growth accelerated on cost savings and increased drug sales. Other contributing pharmaceuticals were Swiss-quoted Novartis and UK-quoted AstraZeneca. Among the financial stocks, Netherlands-quoted ING Groep reduced surplus capital by expanding its business through the acquisition of U.S. based Reliastar. Paris-based AXA announced 33% revenue growth over the same period last year.

   Vodafone AirTouch, as well as other mobile operators fell on profit-taking and concerns over continued network expansion costs. Meanwhile Alcatel profited from exiting its low-growth and low-margin businesses to enter the surging broadband equipment arena.

   While economic data from the Eurozone is encouraging, growth in the UK has slowed. In Japan, the economy is showing signs of economic recovery, but that market declined, in part on investor impatience with the pace of reform. We took profits in some of our better-performing Japanese investments and redirected this money towards more value-orientated companies in Europe.

   At this juncture--with profit warnings from high-profile technology companies and aborted IPOs, we perceive a greater concern with company fundamentals and have positioned the portfolio to benefit from a broadening of the market into industry sectors largely ignored over the last two years.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. Funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO International Fund
   Class A                               (7.70)%       12.59%       11.35%
   Class B                               (7.35)%       13.49%       11.72%
   Class C                               (3.51)%       17.42%       12.02%
EAFE Index                                 N/A          N/A          N/A
Lipper, Inc. (International Funds)         N/A          N/A          N/A


Average Annual Total Return for the               Without Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO International Fund
   Class A                               (2.07)%       19.42%       12.85%
   Class B                               (2.48)%       18.49%       12.03%
   Class C                               (2.54)%       18.42%       12.02%
EAFE Index                               (4.63)%       15.72%        9.19%
Lipper, Inc. (International Funds)       (4.55)%       24.48%         N/A

*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

               Class A     Class B     Class C     EAFE Index
               -------     -------     -------     ----------
1/31/96        10,000      10,000      10,000        10,000
2/29/96         9,930       9,930       9,930        10,021
3/31/96        10,040      10,040      10,040        10,220
4/30/96        10,290      10,290      10,290        10,504
5/31/96        10,250      10,250      10,250        10,298
6/30/96        10,240      10,240      10,240        10,342
7/31/96         9,840       9,840       9,840        10,026
8/31/96        10,240      10,240      10,240        10,035
9/30/96        10,454      10,454      10,454        10,288
10/31/96       10,575      10,565      10,565        10,169
11/30/96       11,239      11,229      11,229        10,560
12/31/96       11,415      11,391      11,391        10,410
1/31/97        11,374      11,340      11,340        10,033
2/28/97        11,526      11,482      11,482        10,183
3/31/97        11,445      11,411      11,411        10,207
4/30/97        11,496      11,451      11,451        10,247
5/31/97        12,022      11,966      11,966        10,900
6/30/97        12,386      12,320      12,320        11,488
7/31/97        12,820      12,744      12,744        11,660
8/31/97        11,728      11,643      11,643        10,776
9/30/97        12,517      12,421      12,421        11,366
10/31/97       11,476      11,381      11,381        10,478
11/30/97       11,546      11,441      11,441        10,358
12/31/97       11,906      11,788      11,788        10,435
1/31/98        12,154      12,033      12,033        10,899
2/28/98        12,958      12,820      12,820        11,584
3/31/98        13,463      13,311      13,311        11,926
4/30/98        13,535      13,352      13,352        12,007
5/31/98        13,648      13,464      13,464        11,934
6/30/98        13,782      13,587      13,587        12,010
7/31/98        13,927      13,720      13,720        12,118
8/31/98        12,112      11,920      11,920        10,602
9/30/98        11,381      11,195      11,195        10,263
10/31/98       12,236      12,023      12,023        11,318
11/30/98       13,174      12,933      12,933        11,883
12/31/98       13,535      13,280      13,280        12,337
1/31/99        13,566      13,301      13,301        12,286
2/28/99        13,473      13,209      13,209        11,979
3/31/99        13,824      13,546      13,546        12,464
4/30/99        14,494      14,190      14,190        12,955
5/31/99        13,793      13,464      13,464        12,273
6/30/99        14,277      13,935      13,935        12,737
7/31/99        14,525      14,159      14,159        13,100
8/31/99        14,566      14,180      14,180        13,133
9/30/99        14,545      14,149      14,149        13,251
10/31/99       15,071      14,650      14,650        13,732
11/30/99       15,865      15,437      15,437        14,194
12/31/99       17,411      16,930      16,930        15,454
1/31/00        16,380      15,918      15,918        14,458
2/29/00        16,957      16,460      16,460        14,833
3/31/00        17,586      17,063      17,063        15,394
4/30/00        16,679      16,173      16,173        14,570
5/31/00        16,483      15,969      15,959        14,199
6/30/00        17,050      16,511      16,501        14,739

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch, plc.................................................  4.9%
 (Telephone)
ING Groep NV...........................................................  3.4
 (Banks--Foreign)
Canon, Inc.............................................................  2.5
 (Office Equipment & Supplies)
Vivendi................................................................  2.5
 (Services--Commercial & Consumer)
Axa....................................................................  2.4
 (Insurance--Multi-Line)
Hitachi, Ltd...........................................................  2.4
 (Electrical Equipment)
Telecom Italia SpA.....................................................  2.4
 (Telephone)
Shell Transport & Trading Co., plc. ...................................  2.2
 (Oil--International Integrated)
Total Fina Elf SA......................................................  2.2
 (Oil--International Integrated)
Nestle SA..............................................................  2.2
 (Foods)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
NEC Corp................................................................... $637
Hitachi, Ltd...............................................................  581
Koninklijke (Royal) Philips Electronics NV.................................  474
Marconi, plc...............................................................  456
Reuters Group, plc.........................................................  366

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Vodafone AirTouch, plc..................................................... $789
Sony Corp. ................................................................  749
NTT Mobile Communication Network, Inc. ....................................  637
Keyence Corp. .............................................................  215
Pioneer Corp. .............................................................  209

                                                                      Percent of
TOP FIVE COUNTRIES                                                    Net Assets
--------------------------------------------------------------------------------
United Kingdom..........................................................  26%
Japan...................................................................  18
Netherlands.............................................................  12
France..................................................................  11
Switzerland.............................................................   9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 97.1%
 Australia - 3.6%
       6,755 Brambles Industries, Ltd.                                 $     209
             Services (Commercial & Consumer)
      21,500 National Australia Bank, Ltd.                                   361
             Banks (Foreign)
      43,471 News Corp., Ltd.                                                601
             Publishing
      53,068 Telstra Corp., Ltd.                                             216
             Telephone
      26,977 Westpac Banking Corp., Ltd.                                     195
             Banks (Foreign)

 Denmark - 0.6%
       3,780 Tele Danmark AS-B                                               255
             Telephone

 France - 11.2%
      11,250 Alcatel                                                         741
             Telephone
      11,334 Aventis SA                                                      831
             Chemicals
       6,613 Axa                                                           1,046
             Insurance (Multi-Line)
       5,005 Compagnie Generale des Etablissements Michelin                  161
             Auto Parts & Equipment
       6,269 Total SA                                                        965
             Oil (International Integrated)
      12,324 Vivendi                                                       1,092
             Services (Commercial & Consumer)

 Germany - 3.6%
       6,710 Bayerische HypoVereinsbank AG                                   438
             Banks (Foreign)
      16,132 Bayerische Motoren Werke AG                                     489
             Automobiles
      12,506 VEBA AG                                                         616
             Electric Companies

 Hong Kong - 3.2%
      26,000 Cheung Kong Holdings, Ltd.                                      288
             Real Estate Investment Trust
      42,000 China Telecom (Hong Kong), Ltd.                                 370
             Telecommunications (Cellular/Wireless)
      94,000 China Unicom, Ltd.                                              200
             Telecommunications (Cellular/Wireless)

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      16,000 Hongkong Electric Holdings, Ltd.                          $      52
             Electric Companies
   1,476,000 PetroChina Co., Ltd.                                            307
             Oil & Gas (Exploration & Production)
      24,000 Sun Hung Kai Properties, Ltd.                                   172
             Real Estate Investment Trust

 Italy - 3.1%
      52,617 Ente Nazionale Idrocarburi SpA                                  305
             Oil (International Integrated)
      73,980 Telecom Italia SpA                                            1,021
             Telephone

 Japan - 18.3%
       2,200 Acom Co., Ltd.                                                  185
             Consumer Finance
      12,000 Bank of Tokyo--Mitsubishi, Ltd.                                 145
             Banks (Foreign)
      22,000 Canon, Inc.                                                   1,098
             Office Equipment & Supplies
      11,000 Fuji Photo Film Co.                                             451
             Office Equipment & Supplies
      71,000 Hitachi, Ltd.                                                 1,026
             Electrical Equipment
       5,000 Honda Motor Co., Ltd.                                           171
             Automobiles
       4,000 Hoya Corp.                                                      359
             Health Care (Medical Products & Supplies)
       9,000 Kao Corp.                                                       276
             Personal Care
       4,000 Murata Manufacturing Co., Ltd.                                  575
             Electrical Equipment
      27,000 NEC Corp.                                                       849
             Electronics (Semiconductors)
          27 Nippon Telegraph & Telephone Corp.                              360
             Telephone
          16 NTT Mobile Communication Network, Inc.                          434
             Telephone
       1,600 Rohm Co., Ltd.                                                  469
             Electrical Equipment
       9,000 Shiseido Co., Ltd.                                              139
             Personal Care
       4,500 Sony Corp.                                                      421
             Electrical Equipment
      12,000 Takeda Chemical Industries                                      789
             Health Care (Major Pharmaceuticals)
       1,600 Takefuji Corp.                                                  194
             Consumer Finance


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 Netherlands - 12.2%
      21,548 ABN Amro Holdings NV                                      $     530
             Banks (Foreign)
      20,449 Elsevier NV                                                     249
             Publishing
       6,450 Fortis NV                                                       189
             Financial (Diversified)
       3,660 Heineken NV                                                     224
             Beverages (Alcoholic)
      21,682 ING Groep NV                                                  1,472
             Banks (Foreign)
      17,000 Koninkijke KPN NV                                               764
             Telephone
      10,930 Koninklijke (Royal) Philips Electonics NV                       518
             Electronics (Semiconductors)
      15,595 Koninklijke Ahold NV                                            461
             Retail (Food Chains)
       7,525 Royal Dutch Petroleum Co.                                       470
             Oil (International Integrated)
       9,535 TNT Post Group NV                                               258
             Shipping
       2,955 VNU NV                                                          153
             Publishing

 New Zealand - 0.1%
      12,479 Telecom Corp of New Zealand, Ltd.                                44
             Telephone

 Portugal - 0.3%
       6,765 Electricidade de Portugal, SA                                   123
             Electric Companies

 Singapore - 1.3%
      25,122 DBS Group Holdings Ltd.                                         323
             Banks (Foreign)
      15,500 Oversea Chinese Banking Corp. Ltd.                              107
             Banks (Foreign)
      10,000 Singapore Press Holdings, Ltd.                                  156
             Publishing

 South Korea - 0.6%
       3,175 #Korea Telecom Corp. (ADR)                                      154
             Telephone
       4,600 #Pohang Iron & Steel Co., Ltd. (ADR)                            110
             Iron & Steel

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 Spain - 2.4%
      45,100 Banco Santander Central Hispano, SA                       $     478
             Banks (Foreign)
      26,723 Telefonica SA                                                   576
             Telephone

 Sweden - 1.1%
      25,040 Telefonaktiebolaget LM Ericsson AB                              498
             Telecommunications (Long Distance)

 Switzerland - 9.2%
         233 Alusuisse Lonza Group AG                                        152
             Manufacturing (Diversified)
          63 Givaudan AG                                                      19
             Health Care (Specialized Services)
         233 Lonza AG                                                        122
             Chemicals
         475 Nestle SA                                                       954
             Foods
         439 Novartis AG                                                     698
             Health Care (Major Pharmaceuticals)
          63 Roche Holding AG                                                615
             Health Care (Major Pharmaceuticals)
         374 Schweizerische Rueckversicherungs - Gesellschaft                765
             Insurance (Multi-Line)
       4,380 UBS AG                                                          644
             Banks (Foreign)

 United Kingdom - 26.4%
       7,500 3I Group, plc                                                   154
             Investment Management
      33,585 Allied Zurich, plc                                              396
             Insurance (Multi-Line)
      10,775 AstraZeneca Group, plc                                          503
             Health Care (Medical Products & Supplies)
      29,225 Barclays, plc                                                   725
             Banks (Foreign)
      11,837 British American Tobacco, plc                                    79
             Tobacco

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      46,540 Cable & Wireless, plc                                     $     790
             Telephone
      49,110 Cadbury Schweppes, plc                                          322
             Beverages (Non-Alcoholic)
      54,098 Diageo, plc                                                     484
             Beverages (Alcoholic)
      20,286 EMI Group, plc                                                  188
             Leisure Time (Products)
      26,660 Glaxo Wellcome, plc                                             776
             Health Care (Major Pharmaceuticals)
      61,290 Granada Group, plc                                              603
             Leisure Time (Products)
      58,540 Hilton Group, plc                                               205
             Lodging (Hotels)
      95,119 Ivensys, plc                                                    357
             Manufacturing (Diversified)
      55,132 Lloyds TSB Group, plc                                           522
             Banks (Foreign)
      37,050 Marconi, plc                                                    481
             Communication Equipment
       9,150 Old Mutual, plc                                                  20
             Insurance (Multi-Line)
      10,250 Pearson, plc                                                    322
             Publishing
      48,880 Prudential, plc                                                 716
             Insurance (Multi-Line)
       6,590 Railtrack Group, plc                                            102
             Railroads

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      20,100 Reuters Group, plc                                        $     344
             Services (Commercial & Consumer)
       2,850 RMC Group, plc                                                   37
             Building Materials
     115,604 Shell Transport & Trading Co., plc                              972
             Oil (International Integrated)
      12,650 The Peninsular and Oriental Steam Navigation Co                 108
             Shipping
      19,100 TI Group, plc                                                   103
             Manufacturing (Diversified)
     523,944 Vodafone AirTouch, plc                                        2,124
             Telephone
                                                                       ---------
 TOTAL COMMON STOCKS                                                      42,131
                                                                       ---------
 TOTAL INVESTMENTS - 97.1%                                                42,131
 Domestic Cash                                                               942
 Foreign Cash                                                                176
 Other Assets, less Liabilities                                              121
                                                                       ---------
                                                                           1,239
                                                                       ---------
 NET ASSETS                                                            $  43,370
                                                                       =========
--------------------------------------------------------------------------------

# Security traded on NYSE and valued in USD.

INDUSTRY                                                              Percent of
DIVERSIFICATION                                                       Net Assets
--------------------------------------------------------------------------------
Telephone................................................................  17.3%
Banks (Foreign)..........................................................  13.7
Insurance (Multi-Line)...................................................   6.8
Health Care (Major
 Pharmaceuticals)........................................................   6.6
Oil (International Integrated)...........................................   6.3
Electrical Equipment.....................................................   5.7
Services (Commercial & Consumer).........................................   3.8
Office Equipment & Supplies..............................................   3.6
Publishing...............................................................   3.4
Electronics (Semiconductors).............................................   3.2
Foods....................................................................   2.2
Chemicals................................................................   2.2
Health Care (Medical Products
 Supplies)...............................................................   2.0
Leisure Time (Products)..................................................   1.8
Electric Companies.......................................................   1.8
Beverages (Alcoholic)....................................................   1.6
Automobiles..............................................................   1.5
Manufacturing (Diversified)..............................................   1.4
Telecommunication
 (Cellular/Wirelss)......................................................   1.3

INDUSTRY                                                              Percent of
DIVERSIFICATION                                                       Net Assets
--------------------------------------------------------------------------------
Communication Equipment..................................................   1.1%
Telecommunications (Long
 Distance)...............................................................   1.1
Real Estate Investment Trust.............................................   1.1
Retail (Food Chains).....................................................   1.1
Personal Care............................................................   1.0
Consumer Finance.........................................................   0.9
Shipping.................................................................   0.8
Beverages (Non-Alcoholic)................................................   0.7
Oil & Gas (Exploration &
 Production).............................................................   0.7
Lodging (Hotels).........................................................   0.5
Financial (Diversified)..................................................   0.4
Auto Parts & Equipment...................................................   0.4
Investment Management....................................................   0.3
Iron & Steel.............................................................   0.3
Railroads................................................................   0.2
Tobacco..................................................................   0.2
Building Materials.......................................................   0.1
                                                                           ----
                                                                           97.1%
                                                                           ====


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          For the six months ending June 30, the Fund remains behind
REX BENTLEY   the Lipper Balanced Fund universe and its aggregate (60% S&P
              500/40% Lehman Gov./Corp.) index. The underperformance came early in the period, and is attributable to the year-to-date underperformance of value versus growth investing. However, Value investing shined long enough in the second quarter for the Balanced Fund to enjoy its best relative performance against its peers and benchmark index in some time.

                 Relative to the S&P 500, the Fund benefited by its
              underweighting in the poor-performing technology sector and its selections within that sector. Our holdings in Micron Technology and Hewlett-Packard climbed while tech sold off.
We also benefited by our overweighting in healthcare, our REITs (Real Estate Investment Trusts), insurance stocks, and our stake in Washington Mutual. It advanced nearly 10% after having lagged for some time.


   Costco dropped over 50% on an earnings shortfall. We added to it, as well as Procter & Gamble and McDonalds; at what we believe to be very attractive valuations. We added to Bank of America and Washington Mutual after the Federal Reserve raised interest rates. We eliminated Dean Foods, Mylan Labs, and
PeopleSoft as their outlooks deteriorated.

   At June 30, based on this year's earnings forecast, the price earnings ratio (P/E), a measure of stock price in relation to
company earnings, of the S&P 500 was 25.3; the Fund's P/E is             [PHOTO]
16.2.                                                             MICHAEL HUGHES

   The bond portion of the Balanced Fund has outperformed. In the first quarter, as long-term Treasuries outperformed, we benefited by our underweighting in non-Treasury securities. During the second quarter, we increased our allocation to asset- and mortgage-backed credits, which were historically cheap, and the fund outperformed as they recovered.

                 Yield premiums on non-Treasury securities remain extremely generous and we believe these sectors will outperform over the second half of the year. We will continue to overweight mortgage- and asset-backed securities because of their minimal credit risk.

[PHOTO]          We are encouraged by the Fund's relative performance in the
LYNETTE D.    latest quarter and believe that we have positioned the Fund to
SAGVOLD       provide competitive, risk-adjusted returns in the future.


Rex Bentley
Michael Hughes
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                 With Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                               (7.17)%      (10.43)%      7.15%
   Class B                               (6.71)%      (10.15)%      7.54%
60% S&P 500/40% Lehman Brothers
  Gov't/Corp. Index                        N/A          N/A          N/A
Lipper, Inc. (Balanced Funds)              N/A          N/A          N/A
S&P 500 Index                              N/A          N/A          N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                               (1.54)%       (4.97)%      8.60%
   Class B                               (1.85)%       (5.60)%      7.89%
60% S&P 500/40% Lehman Brothers
  Gov't/Corp. Index                       1.41%         6.07%      15.65%
Lipper, Inc. (Balanced Funds)             1.34%         4.40%        N/A
S&P 500 Index                            (0.43)%        7.24%       2.47%

*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

                                        60% S&P 500/
                                         40% Lehman
                                      Brothers Gov't./
               Class A     Class B      Corp. Index       S&P 500 Index
               -------     -------    ----------------    -------------
1/31/96        10,000      10,000          10,000            10,000
2/29/96         9,950       9,950           9,971            10,093
3/31/96        10,017      10,017           9,996            10,190
4/30/96        10,077      10,077          10,060            10,340
5/31/96        10,218      10,218          10,213            10,607
6/30/96        10,345      10,345          10,289            10,647
7/31/96        10,112      10,112          10,016            10,177
8/31/96        10,243      10,243          10,135            10,392
9/30/96        10,599      10,599          10,555            10,976
10/31/96       10,813      10,803          10,829            11,279
11/30/96       11,272      11,252          11,415            12,131
12/31/96       11,136      11,112          11,225            11,890
1/31/97        11,469      11,434          11,675            12,633
2/28/97        11,563      11,517          11,743            12,732
3/31/97        11,157      11,111          11,381            12,210
4/30/97        11,408      11,351          11,877            12,938
5/31/97        11,880      11,810          12,388            13,725
6/30/97        12,185      12,096          12,807            14,340
7/31/97        12,881      12,777          13,620            15,480
8/31/97        12,386      12,274          13,051            14,614
9/30/97        12,721      12,607          13,598            15,414
10/31/97       12,583      12,460          13,360            14,900
11/30/97       12,795      12,660          13,796            15,589
12/31/97       12,949      12,803          14,004            15,856
1/31/98        13,039      12,880          14,172            16,031
2/28/98        13,608      13,432          14,856            17,187
3/31/98        13,911      13,726          15,398            18,066
4/30/98        13,832      13,627          15,530            18,248
5/31/98        13,697      13,494          15,391            17,935
6/30/98        13,738      13,528          15,875            18,663
7/31/98        13,433      13,217          15,760            18,465
8/31/98        12,531      12,318          14,251            15,798
9/30/98        13,201      12,979          14,995            16,810
10/31/98       13,893      13,658          15,780            18,176
11/30/98       14,324      14,059          16,469            19,277
12/31/98       14,511      14,250          17,147            20,387
1/31/99        14,523      14,238          17,694            21,240
2/28/99        14,072      13,784          17,180            20,580
3/31/99        14,273      13,973          17,698            21,403
4/30/99        14,894      14,580          18,208            22,232
5/31/99        14,882      14,557          17,842            21,707
6/30/99        15,146      14,814          18,550            22,912
7/31/99        14,835      14,497          18,108            22,196
8/31/99        14,487      14,146          18,038            22,086
9/30/99        14,148      13,799          17,718            21,481
10/31/99       14,569      14,210          18,546            22,840
11/30/99       14,521      14,175          18,822            23,306
12/31/99       14,619      14,248          19,616            24,678
1/31/00        14,028      13,670          18,867            23,433
2/29/00        13,412      13,056          18,662            22,991
3/31/00        14,424      14,037          20,081            25,239
4/30/00        14,386      14,001          19,600            24,477
5/31/00        14,473      14,074          19,294            23,975
6/30/00        14,394      13,984          19,749            24,567

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN STOCK HOLDINGS                                                Net Assets
--------------------------------------------------------------------------------
Intel Corp. ............................................................ 2.0%
 (Electronics--Semiconductors)
Lucent Technologies, Inc. .............................................. 1.9
 (Telecommunications--Equipment)
Harford Financial Services Group, Inc. ................................. 1.8
 (Insurance--Multi-Line)
Abbott Laboratories..................................................... 1.8
 (Health Care--Diversified)
Johnson & Johnson....................................................... 1.7
 (Health Care--Diversified)
Albertson's, Inc. ...................................................... 1.6
 (Retail--Food Chains)
Washington Mutual, Inc. ................................................ 1.5
 (Savings & Loans)
ALLTEL Corp. ........................................................... 1.5
 (Telephone)
Exxon Mobil Corp. ...................................................... 1.5
 (Oil--International Integrated)
The Gillette Co. ....................................................... 1.5
 (Personal Care)

TOP FIVE PURCHASES                                               (Common Stocks)
For the Period Ended June 30, 2000                                Cost (000's)
--------------------------------------------------------------------------------
The Gillette Co. .......................................................... $288
Procter & Gamble Co. ......................................................  265
McDonald's Corp. ..........................................................  226
United Parcel Service, Inc. (Class B)......................................  218
Diebold, Inc. .............................................................  198

TOP FIVE SALES                                                  (Common Stocks)
For the Period Ended June 30, 2000                              Proceeds (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ...................................................... $395
Nortel Networks Corp. .....................................................  355
Mylan Laboratories, Inc. ..................................................  296
PepsiCo, Inc. .............................................................  290
Hewlett-Packard Co. .......................................................  230

                                                                      Percent of
TOP FIVE INDUSTRIES (Common Stocks)                                   Net Assets
--------------------------------------------------------------------------------
Telephone...............................................................   7%
Health Care (Diversified)...............................................   6
Oil (International Integrated)..........................................   4
Electronics (Semiconductors)............................................   3
Real Estate Investment Trust............................................   3

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)         56%
2 Mortgage Backed Securities                           12%
3 U.S. Government Securities                           11%
4 Corporate Bonds                                      10%
5 Asset Backed Securities                               5%
6 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)        3%
7 Small - Common Stocks:   (Less than $1.5 Bil.)        2%
8 Cash & Other                                          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 61.6%

 Banks (Major Regional) - 1.9%
       5,500 Bank of America Corp.                                     $     236
       7,800 KeyCorp                                                         137

 Banks (Money Center) - 1.3%
       5,400 Chase Manhattan Corp.                                           249

 Chemicals - 1.9%
       3,400 Du Pont (E.I.) de Nemours & Co.                                 149
       5,800 Praxair, Inc.                                                   217

 Computers (Hardware) - 2.3%
       3,200 * Apple Computer, Inc.                                          168
       2,100 Hewlett-Packard Co.                                             262

 Computers (Software & Services) - 0.6%
       5,400 * Cadence Design Systems, Inc.                                  110

 Electric Companies - 1.1%
      11,700 NIPSCO Industries, Inc.                                         218

 Electrical Equipment - 1.7%
         800 * Agilent Technologies, Inc.                                     59
       4,500 Emerson Electric Co.                                            272

 Electronics (Semiconductors) - 3.1%
       2,800 Intel Corp.                                                     374
       2,300 * Micron Technology, Inc.                                       203

 Entertainment - 1.1%
       5,500 The Walt Disney Co.                                             213

 Financial (Diversified) - 2.6%
       4,300 American General Corp.                                          262
       4,200 Federal National Mortgage Association                           219

 Foods - 0.7%
       6,600 ConAgra, Inc.                                                   126

 Health Care (Diversified) - 6.0%
       7,600 Abbott Laboratories                                             339
       4,700 American Home Products Corp.                                    276
       3,300 Bristol-Myers Squibb Co.                                        192
       3,200 Johnson & Johnson                                               326

 Household Products (Non-Durables) - 1.3%
       4,400 Procter & Gamble Co.                                            252

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Insurance (Life & Health) - 1.1%
      10,700 UnumProvident Corp.                                       $     215

 Insurance (Multi-Line) - 1.8%
       6,100 Hartford Financial Services Group, Inc.                         341

 Manufacturing (Diversified) - 2.5%
      10,900 Crane Co.                                                       265
       2,500 Minnesota Mining & Manufacturing Co.                            206

 Manufacturing (Specialized) - 1.1%
       7,700 Diebold, Inc.                                                   215

 Office Equipment & Supplies - 1.2%
      11,200 Xerox Corp.                                                     232

 Oil & Gas (Drilling & Equipment) - 0.9%
       3,500 Halliburton Co.                                                 165

 Oil (International Integrated) - 3.8%
       2,000 Chevron Corp.                                                   170
       3,588 Exxon Mobil Corp.                                               282
       4,900 Texaco, Inc.                                                    261

 Paper & Forest Products - 0.8%
       5,000 International Paper Co.                                         149

 Personal Care - 1.5%
       8,000 The Gillette Co.                                                279

 Publishing (Newspapers) - 0.9%
       4,100 New York Times Co. (Class A)                                    162

 Real Estate Investment Trust - 2.7%
       3,200 Equity Residential Properties Trust                             147
       6,800 First Industrial Realty Trust, Inc.                             201
       5,800 Liberty Property Trust                                          150

 Restaurants - 1.0%
       6,000 McDonald's Corp.                                                198

 Retail (Department Stores) - 0.6%
       4,650 May Department Stores Co.                                       112

 Retail (Drug Stores) - 1.3%
       6,400 CVS Corp.                                                       256

 Retail (Food Chains) - 1.6%
       9,049 Albertson's, Inc.                                               301


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (General Merchandise) - 1.1%
       6,500 *Costco Wholesale Corp.                                   $     214

 Savings & Loans - 1.5%
      10,100 Washington Mutual, Inc.                                         292

 Services (Advertising/Marketing) - 1.2%
       5,300 Interpublic Group Cos., Inc.                                    228

 Services (Commercial & Consumer) - 1.1%
       3,700 United Parcel Service, Inc. (Class B)                           218

 Telecommunications (Equipment) - 1.9%
       6,200 Lucent Technologies, Inc.                                       367

 Telephone - 6.5%
       4,700 ALLTEL Corp.                                                    291
       9,000 CenturyTel, Inc.                                                259
       3,700 GTE Corp.                                                       230
       5,400 *MCI WorldCom, Inc.                                             248
       4,800 SBC Communications, Inc.                                        208
                                                                       ---------
 TOTAL COMMON STOCKS                                                      11,721
                                                                       ---------

 CORPORATE BONDS - 10.4%

 Banks (Money Center) - 0.9%
     165,000 Bank of America Corp.
             7.80%, due 2/15/10                                              164

 Beverages (Alcoholic) - 0.7%
     125,000 Anheuser-Busch Cos., Inc.
             7.50%, due 3/15/12                                              125

 Financial (Diversified) - 2.9%
     155,000 Ford Motor Credit Co.
             7.375%, due 10/28/09                                            150
     150,000 General Motors Acceptance Corp.
             5.95%, due 3/14/03                                              144
     125,000 Hertz Corp.
             7.00%, due 7/01/04                                              122
     130,000 Newcourt Credit Group, Inc.
             6.875%, due 2/16/05                                             125

 Investment Banking & Brokerage - 0.9%
     165,000 Morgan Stanley Dean Witter Co.
             8.00%, due 6/15/10                                              167

 Manufacturing (Diversified) - 1.0%
     210,000 Tyco International Group SA
             6.375%, due 6/15/05                                             198

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Publishing (Newspapers) - 1.1%
     210,000 Times-Mirror Co.
             6.65%, due 10/15/01                                       $     208

 Retail (General Merchandise) - 1.4%
      60,000 Sears Roebuck & Co.
             6.25%, due 1/15/04                                               58
     205,000 Wal-Mart Stores, Inc.
             6.15%, due 8/10/01                                              203

 Telecommunications (Cellular/Wireless) - 1.6%
     110,000 TCI Communications, Inc.
             8.00%, due 8/01/05                                              113
     195,000 Worldcom, Inc.
             8.00%, due 5/15/06                                              197
                                                                       ---------
 TOTAL CORPORATE BONDS                                                     1,974
                                                                       ---------

 ASSET BACKED SECURITIES - 5.0%

 Electric Companies - 0.8%
     170,000 ComEd Transitional Funding Trust
             5.63%, due 6/25/09                                              157

 Financial (Diversified) - 4.1%
     254,000 Citicorp Mortgage Securities, Inc.
             6.50%, due 6/25/29                                              230
     115,000 CNH Equipment Trust
             7.34%, due 2/16/07                                              115
     180,000 Fleet Credit Card Master
             6.90%, due 4/16/07                                              178
     265,000 Providian Master Trust
             7.49%, due 8/17/09                                              268
                                                                       ---------
 TOTAL ASSET BACKED SECURITIES                                               948
                                                                       ---------

 MORTGAGE BACKED SECURITIES - 12.2%

 Federal Home Loan Mortgage Corp. (FHLMC) - 1.0%
     185,400 7.50%, due 10/01/29                                             183

 Federal National Mortgage Association (FNMA) - 8.4%
     283,255 6.00%, due 1/01/29                                              260
     130,000 6.00%, due 6/01/30                                              119
     156,386 6.50%, due 1/01/15                                              151
     187,724 7.00%, due 3/01/12                                              185
     299,027 8.00%, due 12/01/29                                             300
     227,505 8.00%, due 2/01/30                                              229
     171,730 8.00%, due 2/15/29                                              173
     164,393 8.00%, due 4/01/20                                              166


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association
 (GNMA) - 2.9%
      23,486 6.00%, due 4/15/14                                        $      22
     132,741 6.00%, due 8/15/13                                              127
     224,433 7.00%, due 4/15/28                                              218
      57,127 7.00%, due 8/15/28                                               55
     132,026 7.75%, due 10/15/29                                             132
                                                                       ---------
 TOTAL MORTGAGE BACKED SECURITIES                                          2,320
                                                                       ---------

 U.S. GOVERNMENT OBLIGATIONS -
 10.8%

 Federal National Mortgage Association
 (FNMA) - 1.8%
     340,000 Discount Note
             0.00%, due 9/07/00                                              336

 U.S. Federal Agency Notes - 3.2%
     655,000 5.125%, due 2/13/04                                             615

 U.S. Treasury Notes - 5.8%
     975,000 7.50%, due 11/15/16                                           1,098
                                                                       ---------
 TOTAL U.S. GOVERNMENT
 OBLIGATIONS                                                               2,049
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.4%

 Investment Companies
      69,126 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                  $      69
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                      69
                                                                      ---------
 TOTAL INVESTMENTS - 100.4%                                              19,081
 Other Assets, less Liabilities                                             (62)
                                                                      ---------
 NET ASSETS                                                           $  19,019
                                                                      =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Value Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]
GREG EISEN       The Small Company Value Fund's one-year total return is
              double that of its peers. However, the Fund is behind the index and Lipper small cap value group for the six months.

                 The Fund outperformed over the longer term by owning stocks that moved into the growth mode and by participating in the previously hot initial public offering market. The second quarter underperformance is largely due to earnings shortfalls. In each case, the setbacks appear temporary and I'm holding the stocks.

   MICROS fell 70% in the second quarter on disappointing sales and revenue. I believe spending will resume, and MICROS, a proven leader in hospitality software systems, will get the business.

   A change in insurance regulation caused slower sales at Portamedic, Hooper Holmes' largest subsidiary. This caused a second-quarter earnings shortfall. I think this company is set to resume its historical growth rates in an expanded marketplace. In addition to no debt and good cash flow, Portamedic has systems in place to participate in Web-based distribution of life insurance.

   S3's stock fell as the company divested its money-losing graphics-card business to concentrate on Internet appliances, such as the MP3 Rio Player, and its semiconductor business.

   On the up side, GSI Lumonics flew into our top ten. I initiated the position in the second quarter and it doubled in value. This company makes lasers for three existing markets and is expanding into optical networking. Insight Enterprises, a position I built in the first quarter is also up over 100%. It's met great success telemarketing computer products to mid-size business. BSQUARE, another strong performer, is a company of ex-Microsoft talent that develops Windows CE operating systems for such devices as set-top boxes and palm-size computers.

   Going forward, I will continue to buy value in pursuit of growth.

Greg Eisen

--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                    With Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Small Company Value Fund
   Class A                               (7.81)%      13.28%         5.27%
   Class B                               (7.49)%      14.12%         5.57%
Russell 2000 Index                         N/A         N/A            N/A
Lipper, Inc. (Small-Cap Value Funds)       N/A         N/A            N/A


Average Annual Total Return for the
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Small Company Value Fund
   Class A                               (2.15)%      20.16%         6.69%
   Class B                               (2.62)%      19.12%         5.94%
Russell 2000 Index                        3.08%       14.51%        13.66%
Lipper, Inc. (Small-Cap Value Funds)      6.54%        6.40%         N/A

*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

               Class A     Class B     Russell 2000 Index
               -------     -------     ------------------
1/31/96        10,000      10,000            10,000
2/29/96        10,150      10,150            10,316
3/31/96        10,490      10,490            10,521
4/30/96        11,550      11,550            11,086
5/31/96        12,350      12,350            11,531
6/30/96        12,030      12,030            11,061
7/31/96        11,220      11,220            10,096
8/31/96        11,910      11,910            10,682
9/30/96        12,183      12,183            11,099
10/31/96       12,162      12,151            10,927
11/30/96       12,014      12,003            11,375
12/31/96       12,501      12,479            11,667
1/31/97        12,606      12,575            11,898
2/28/97        12,342      12,299            11,610
3/31/97        11,918      11,876            11,066
4/30/97        11,675      11,611            11,093
5/31/97        12,776      12,712            12,330
6/30/97        13,453      13,368            12,854
7/31/97        14,385      14,279            13,454
8/31/97        14,660      14,554            13,757
9/30/97        16,099      15,972            14,762
10/31/97       15,517      15,380            14,105
11/30/97       15,422      15,284            14,009
12/31/97       15,402      15,254            14,261
1/31/98        15,293      15,134            14,044
2/28/98        16,843      16,652            15,097
3/31/98        18,404      18,181            15,731
4/30/98        19,044      18,810            15,817
5/31/98        18,014      17,769            14,969
6/30/98        17,613      17,368            15,012
7/31/98        15,575      15,340            13,786
8/31/98        11,077      10,895            11,113
9/30/98        11,630      11,427            11,973
10/31/98       11,359      11,156            12,464
11/30/98       11,522      11,307            13,123
12/31/98       12,020      11,795            13,942
1/31/99        12,313      12,077            14,126
2/28/99        11,554      11,329            12,987
3/31/99        10,925      10,700            13,187
4/30/99        10,806      10,570            14,368
5/31/99        10,839      10,603            14,580
6/30/99        11,077      10,830            15,235
7/31/99        11,261      11,004            14,815
8/31/99        10,665      10,408            14,269
9/30/99        10,698      10,440            14,270
10/31/99       10,730      10,462            14,333
11/30/99       12,248      11,947            15,203
12/31/99       13,603      13,248            16,924
1/31/00        13,017      12,673            16,650
2/29/00        14,058      13,682            19,403
3/31/00        14,318      13,909            18,127
4/30/00        13,733      13,335            17,036
5/31/00        12,670      12,294            16,042
6/30/00        13,310      12,901            17,445

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Optimal Robotics Corp. ................................................. 4.6%
 (Computers--Hardware)
Rent-Way, Inc. ......................................................... 4.2
 (Services--Commercial & Consumer)
Rent-A-Center, Inc. .................................................... 3.8
 (Services--Commercial & Consumer)
ACT Manufacturing, Inc. ................................................ 3.8
 (Electronics--Component Distributors)
Insight Enterprises, Inc. .............................................. 3.4
 (Retail--Computers & Electronics)
International Aircraft Investors, Inc. ................................. 3.3
 (Aerospace/Defense)
Landstar System, Inc. .................................................. 3.1
 (Trucking)
GSI Lumonics, Inc. ..................................................... 3.1
 (Manufacturing--Diversified)
BSQUARE Corp. .......................................................... 3.1
 (Computers--Software & Services)
Astec Industries, Inc. ................................................. 3.0
 (Engineering & Construction)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Audiovox Corp. (Class A)................................................... $888
Hooper Holmes, Inc.........................................................  867
Wet Seal, Inc. (Class A)...................................................  829
Insight Enterprises, Inc. .................................................  822
Alaska Air Group, Inc. ....................................................  802

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
U.S. Foodservice......................................................... $1,370
BEA Systems, Inc. .......................................................    926
Vyyo, Inc. ..............................................................    846
Alaska Air Group, Inc. ..................................................    831
GRIC Communications, Inc. ...............................................    718

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)........................................  12%
Computers (Software & Services).........................................   7
Trucking................................................................   7
Computers (Hardware)....................................................   6
Oil & Gas (Drilling & Equipment)........................................   6

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Medium - Common Stocks:  ($250-$750 Mil.)         48%
2 Small-Cap Common Stocks:  (Under $1 Bil.):
     Small                 (Under $250 Mil.)        26%
     Large                 (Under $750 Mil.)        11%
3 Mid-Cap Common Stocks:   ($1 Bil. - $4 Bil.)      14%
4 Cash & Other                                       1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.0%

 Aerospace/Defense - 3.3%
     186,950 *International Aircraft Investors, Inc.                   $     981

 Banks (Regional) - 2.0%
      42,857 Hanmi Bank (Los Angeles, CA)                                    587

 Communication Equipment - 4.7%
      51,000 *Concurrent Computer Corp.                                      669
      18,700 *SBS Technologies, Inc.                                         691

 Computers (Hardware) - 6.1%
      23,100 *MICROS Systems, Inc.                                           429
      35,100 *Optimal Robotics Corp.                                       1,347

 Computers (Peripherals) - 4.5%
      32,000 *Integrated Measurement Systems, Inc.                           504
      51,700 *S3, Inc.                                                       763
       1,700 *Versata, Inc.                                                   69

 Computers (Software & Services) - 7.2%
      40,700 *BSQUARE Corp.                                                  913
      27,500 *Ciber, Inc.                                                    364
      38,800 *ITT Educational Services, Inc.                                 681
      34,000 *Smith-Gardner & Associates, Inc.                               164

 Electronics (Component Distributors) - 4.7%
      23,700 *ACT Manufacturing, Inc.                                      1,101
      13,800 *Audiovox Corp. (Class A)                                       304

 Engineering & Construction - 3.0%
      34,200 *Astec Industries, Inc.                                         868

 Financial (Diversified) - 1.6%
      24,000 Cash America International, Inc.                                177
      39,000 *Hawthorne Financial Corp.                                      302

 Health Care (Medical Products & Supplies) - 4.6%
      78,600 Hooper Holmes, Inc.                                             629
      25,600 *SonoSite, Inc.                                                 738

 Insurance (Property-Casualty) - 1.0%
      71,100 *American Safety Insurance Group, Ltd.                          298

 Manufacturing (Diversified) - 4.8%
      30,000 Federal Signal Corp.                                            495
      26,000 *GSI Lumonics, Inc.                                             913

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Manufacturing (Specialized) - 2.0%
      25,200 *Imax Corp.                                               $     573

 Oil & Gas (Drilling & Equipment) - 6.0%
      22,600 *Marine Drilling Cos., Inc.                                     633
      22,600 *Patterson Energy, Inc.                                         644
      12,000 *UTI Energy Corp.                                               481

 Real Estate Investment Trust - 1.1%
       9,700 Alexandria Real Estate Equities, Inc.                           333

 Restaurants - 2.0%
      87,200 *Taco Cabana, Inc. (Class A)                                    578

 Retail (Computers & Electronics) - 3.4%
      17,000 *Insight Enterprises, Inc.                                    1,008

 Retail (Department Stores) - 2.0%
      79,500 *Musicland Stores Corp.                                         591

 Retail (Food Chains) - 2.4%
      68,900 Ingles Markets, Inc. (Class A)                                  719

 Retail (General Merchandise) - 0.7%
      15,400 Deb Shops, Inc.                                                 192

 Retail (Specialty-Apparel) - 4.3%
      50,000 *Stein Mart, Inc.                                               512
      58,200 Wet Seal, Inc. (Class A)                                        764

 Retail (Specialty) - 2.0%
      47,900 Regis Corp.                                                     599

 Services (Advertising/Marketing) - 1.5%
      19,000 *Snyder Communications, Inc.                                    451

 Services (Commercial & Consumer) - 12.1%
      32,600 *Dollar Thrifty Automotive Group, Inc.                          601
      37,000 *Profit Recovery Group International, Inc.                      615
      49,850 *Rent-A-Center, Inc.                                          1,122
      42,200 *Rent-Way, Inc.                                               1,232

 Shipping - 1.2%
      21,000 Nordic American Tanker Shipping, Ltd.                           347

 Telecommunications (Cellular/Wireless) - 1.3%
      20,500 *Dobson Communications Corp. (Class A)                          395

 Textiles (Apparel) - 1.2%
      42,800 *Cutter & Buck, Inc.                                            340


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Trucking - 6.6%
      15,500 *Landstar System, Inc.                                    $     923
      75,600 Rollins Truck Leasing Corp.                                     524
      34,700 *Swift Transportation Co., Inc.                                 486

 Waste Management - 1.5%
      27,500 Landauer, Inc.                                                  428
                                                                       ---------
 TOTAL COMMON STOCKS                                                      29,078
                                                                       ---------
 PREFERRED STOCKS - 1.0%
 Electric Companies - 1.0%
       4,000 Massachusetts Electric Co.                                      286
                                                                       ---------
 TOTAL PREFERRED STOCKS                                                      286
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.9%

 Investment Companies
   1,156,634 AIM Short-Term Investments Co.                           $   1,157
             Liquid Assets Money Market
             Portfolio (Institutional Shares)
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                   1,157
                                                                      ---------
 TOTAL INVESTMENTS - 103.9%                                              30,521
 Other Assets, less Liabilities                                          (1,149)
                                                                      ---------
 NET ASSETS                                                           $  29,372
                                                                      =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. Value Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]
REX              Value investing shined long enough in the second quarter for
BENTLEY the U.S. Value Fund to beat its peers and the S&P 500. The Fund's six-month underperformance of the broad market index came during the first quarter and is attributable to the year-to-date underperformance of value versus growth investing.

                 Relative to the S&P 500, the Fund benefited by its
              underweighting in the poor-performing technology sector and its selections within that sector. Our holdings in Micron Technology and Hewlett-Packard climbed while tech sold off.

                 The Fund also benefited by being overweighted in healthcare stocks relative to most value indices and from good stock selection in the communication sector, where our stocks declined less than the overall sector.

                 The Fund's stock selections within the financial sector--
              REITs (Real Estate Investment Trusts), insurance stocks, and
[PHOTO]       Washington Mutual--helped our performance relative to the value
LYNETTE D.    benchmarks. We added to Washington Mutual and Bank of America
SAGVOLD       after the Federal Reserve raised interest rates. At June 30, the
              Fund was overweighted in financials relative to the S&P 500, but substantially underweighted compared to the value indices.

   In the second quarter, Costco dropped over 50% on an earnings shortfall. We added to it, as well as Procter & Gamble and McDonald's; at what we believe to be very attractive valuations. We expect these stocks to perform well in a slowing U.S. economy.

   During the period we eliminated Dean Foods, Mylan Labs, and PeopleSoft as our outlooks for them deteriorated.

   At June 30, based on this year's earnings forecast, the price earnings ratio (P/E), a measure of stock price in relation to company earnings, P/E of the S&P 500 was 25.3. The equities in the Balanced Fund were trading at a P/E of just 16.1.

   We are encouraged by the bias for profitability and reasonable prices that we are seeing in the market at this time, and we are pleased by the recent relative performance of the U.S. Value Fund.

Rex Bentley
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                 With Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                               (10.40)%     (14.66)%       6.76%
   Class B                                (9.98)%     (14.59)%       6.30%
S&P 500 Index                              N/A          N/A           N/A
Lipper, Inc. (Large-Cap Value Funds)       N/A          N/A           N/A


Average Annual Total Return for the               Without Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                                (4.92)%      (9.45)%       8.77%
   Class B                                (5.20)%     (10.07)%       8.05%
S&P 500 Index                             (0.43)%       7.24%       22.45%
Lipper, Inc. (Large-Cap Value Funds)      (1.65)%      (0.93)%         N/A

*  Not Annualized
** Graph and average annual return comparison begins April 30,1997, inception date of the fund.


Investment Values

               Class A     Class B     S&P 500 Index
               -------     -------     -------------
4/30/97        10,000      10,000         10,000
5/31/97        10,670      10,660         10,608
6/30/97        11,055      11,041         11,083
7/31/97        11,907      11,882         11,965
8/31/97        11,275      11,241         11,295
9/30/97        11,663      11,616         11,914
10/31/97       11,292      11,245         11,516
11/30/97       11,573      11,525         12,049
12/31/97       11,724      11,663         12,256
1/31/98        11,745      11,663         12,391
2/28/98        12,594      12,508         13,284
3/31/98        13,048      12,946         13,964
4/30/98        12,859      12,748         14,104
5/31/98        12,576      12,466         13,862
6/30/98        12,554      12,435         14,425
7/31/98        12,091      11,965         14,272
8/31/98        10,609      10,494         12,210
9/30/98        11,316      11,193         12,993
10/31/98       12,285      12,142         14,048
11/30/98       12,885      12,748         14,900
12/31/98       13,106      12,967         15,758
1/31/99        13,117      12,956         16,417
2/28/99        12,666      12,509         15,907
3/31/99        12,908      12,738         16,543
4/30/99        13,842      13,652         17,184
5/31/99        13,952      13,750         16,778
6/30/99        14,414      14,208         17,709
7/31/99        14,007      13,783         17,156
8/31/99        13,512      13,293         17,071
9/30/99        12,936      12,716         16,603
10/31/99       13,520      13,293         17,653
11/30/99       13,476      13,239         18,013
12/31/99       13,727      13,478         19,074
1/31/00        12,853      12,616         18,115
2/29/00        11,853      11,618         17,773
3/31/00        13,211      12,946         19,511
4/30/00        13,188      12,912         18,922
5/31/00        13,360      13,071         18,534
6/30/00        13,052      12,777         18,991

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Abbott Laboratories..................................................... 3.6%
 (Health Care--Diversified)
Hartford Financial Services Group, Inc. ................................ 3.2
 (Insurance--Multi-Line)
Intel Corp. ............................................................ 3.0
 (Electronics--Semiconductors)
Albertson's, Inc. ...................................................... 3.0
 (Retail--Food Chains)
Exxon Mobil Corp. ...................................................... 3.0
 (Oil--International Integrated)
Lucent Technologies, Inc. .............................................. 3.0
 (Telecommunications--Equipment)
Crane Co. .............................................................. 2.6
 (Manufacturing--Diversified)
Washington Mutual, Inc. ................................................ 2.6
 (Savings & Loans)
Emerson Electric Co. ................................................... 2.5
 (Electrical Equipment)
ALLTEL Corp. ........................................................... 2.5
 (Telephone)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Procter & Gamble Co. ...................................................... $213
McDonald's Corp. ..........................................................  203
The Gillette Co. ..........................................................  192
United Parcel Service, Inc. (Class B)......................................  188
Diebold, Inc. .............................................................  172

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ...................................................... $272
Nortel Networks Corp. .....................................................  271
PepsiCo, Inc. .............................................................  229
Hewlett-Packard Co. .......................................................  182
Mylan Laboratories, Inc. ..................................................  179

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone...............................................................  11%
Health Care (Diversified)...............................................  10
Oil (International Integrated)..........................................   7
Electronics (Semiconductors)............................................   5
Manufacturing (Diversified).............................................   5

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)         94%
2 Medium - Common Stocks:  ($1 Bil. - $4 Bil.)          5%
3 Small - Common Stocks:   (Less than $1.5 Bil.)        4%
4 Cash & Other:                                        -3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 103.6%

 Banks (Major Regional) - 3.5%
       4,800 Bank of America Corp.                                     $     206
       7,000 KeyCorp                                                         123

 Banks (Money Center) - 2.2%
       4,500 Chase Manhattan Corp.                                           207

 Chemicals - 3.2%
       3,100 Du Pont (E.I.) de Nemours & Co.                                 136
       4,400 Praxair, Inc.                                                   165

 Computers (Hardware) - 3.7%
       2,800 *Apple Computer, Inc.                                           147
       1,600 Hewlett-Packard Co.                                             200

 Computers (Software & Services) - 0.9%
       4,100 *Cadence Design Systems, Inc.                                    84

 Electric Companies - 1.8%
       9,200 NIPSCO Industries, Inc.                                         171

 Electrical Equipment - 3.0%
         610 *Agilent Technologies, Inc.                                      45
       3,800 Emerson Electric Co.                                            229

 Electronics (Semiconductors) - 4.8%
       2,100 Intel Corp.                                                     281
       1,900 *Micron Technology, Inc.                                        167

 Entertainment - 2.0%
       4,800 The Walt Disney Co.                                             186

 Financial (Diversified) - 4.0%
       3,300 American General Corp.                                          201
       3,200 Federal National Mortgage Association                           167

 Foods - 1.7%
       8,400 ConAgra, Inc.                                                   160

 Health Care (Diversified) - 9.9%
       7,500 Abbott Laboratories                                             334
       3,700 American Home Products Corp.                                    217
       2,600 Bristol-Myers Squibb Co.                                        152
       2,200 Johnson & Johnson                                               224

 Household Products (Non-Durables) - 2.1%
       3,500 Procter & Gamble Co.                                            200

 Insurance (Life & Health) - 1.8%
       8,400 UnumProvident Corp.                                             169

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Insurance (Multi-Line) - 3.2%
       5,400 Hartford Financial Services Group, Inc.                   $     302

 Manufacturing (Diversified) - 4.7%
      10,150 Crane Co.                                                       247
       2,400 Minnesota Mining & Manufacturing Co.                            198

 Manufacturing (Specialized) - 2.0%
       6,600 Diebold, Inc.                                                   184

 Office Equipment & Supplies - 1.7%
       7,800 Xerox Corp.                                                     162

 Oil & Gas (Drilling & Equipment) - 2.1%
       4,200 Halliburton Co.                                                 198

 Oil (International Integrated) - 6.6%
       1,600 Chevron Corp.                                                   136
       3,564 Exxon Mobil Corp.                                               280
       3,700 Texaco, Inc.                                                    197

 Paper & Forest Products - 1.2%
       3,700 International Paper Co.                                         110

 Personal Care - 2.0%
       5,300 The Gillette Co.                                                185

 Publishing (Newspapers) - 1.4%
       3,400 New York Times Co. (Class A)                                    134

 Real Estate Investment Trust - 4.0%
       2,500 Equity Residential Properties Trust                             115
       5,100 First Industrial Realty Trust, Inc.                             150
       4,300 Liberty Property Trust                                          112

 Restaurants - 1.9%
       5,400 McDonald's Corp.                                                178

 Retail (Department Stores) - 0.9%
       3,550 May Department Stores Co.                                        85

 Retail (Drug Stores) - 2.1%
       5,000 CVS Corp.                                                       200

 Retail (Food Chains) - 3.0%
       8,400 Albertson's, Inc.                                               281

 Retail (General Merchandise) - 1.9%
       5,400 *Costco Wholesale Corp.                                         178

 Savings & Loans - 2.6%
       8,300 Washington Mutual, Inc.                                         240

 Services (Advertising/Marketing) - 1.9%
       4,100 Interpublic Group Cos., Inc.                                    176


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Services (Commercial & Consumer) - 2.0%
       3,200 United Parcel Service, Inc. (Class B)                     $     189

 Telecommunications (Equipment) - 3.0%
       4,700 Lucent Technologies, Inc.                                       279

 Telephone - 10.7%
       3,700 ALLTEL Corp.                                                    229
       7,300 CenturyTel, Inc.                                                210
       3,400 GTE Corp.                                                       212
       4,300 *MCI WorldCom, Inc.                                             197
       3,700 SBC Communications, Inc.                                        160
                                                                       ---------
 TOTAL COMMON STOCKS                                                       9,695
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.1%

 Investment Companies
       4,798 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                  $       5
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                       5
                                                                      ---------
 TOTAL INVESTMENTS - 103.7%                                               9,700
 Other Assets, less Liabilities                                            (342)
                                                                      ---------
 NET ASSETS                                                           $   9,358
                                                                      =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO High-Yield Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
ROBERT           The weakness experienced in the high-yield market during the
KERN first quarter of 2000 persisted into the second. As prices fell, yields climbed. However, the current very generous yields of this asset class were insufficient to overcome the continued price deterioration on the underlying bonds, and the high-yield market produced a negative return for the six months ended June
              30. Cash flowing out of high-yield mutual funds slowed, and turned positive, toward the end of the period. New issuance remained fairly light.

                Despite a very-strong finish, the Fund underperformed the
              Lipper Inc. average for high-yield funds and the Merrill Lynch High-Yield Index for the six-month reporting period. (However, without fees and expenses of 1.05%, the Fund outperformed the index, which has no fees or expenses, over the six months.)

   The Fund widely outperformed both measures in the second quarter of 2000 on two positive credit stories and the very thing that had handicapped it in the first quarter--its high percentage of high-quality single B-rated paper. Returning 1.4%, the single Bs turned in the best second quarter performance of the high-yield sector, while the first quarter's winners, the CCCs, returned-- 5.2%. At June 30, the Fund held 70% in single Bs, versus the index's 56% allocation.

   The positive credit stories were Tekni-Plex and Verio. Tekni-Plex, a specialty packaging manufacturer, was re-capitalized and its bonds were tendered at a significant premium. Verio, a provider of web-hosting services, climbed 15 points on news it would be acquired by NTT Corp.

   Having struggled for some time, Stage Stores deteriorated rapidly and the Fund was unable to sell the bonds before the retailer filed bankruptcy. Given that experience and operational concerns developing at Ames Department Stores, I opted to exit that position. Our remaining retailer, Big 5 Sporting Goods, continues to turn in good performance.

   The Fund purchased a new bond issue, Exodus Communications, priced to yield 11.625%. This company like, Verio, provides web-hosting, design and maintenance. With an $18 billion market cap, it's the largest independent in the business.

   Mohegan Tribal Gaming's BB rated bond was added for its stable underlying credit quality and good yield. The Mohegan's run the very profitable Mohegan Sun Casino, serving New York and Connecticut.

   The Fund's position in BB-rated names is being increased to strengthen the Fund's underlying credit quality. Bonds with large coupons, and shorter durations (sensitivity to changes in interest rates) will also be added for their defensive qualities.

   While I expect volatility to remain with us, the high-yield market still appears to be relatively cheap on a historic basis.

Robert Kern

--------------------------------------------------------------------------------

Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the University of Washington and University of Puget Sound, respectively. Kern is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                 (6.32)%     (3.97)%   5.79%     8.29%
   Class B                                 (7.02)%     (4.70)%   5.91%     8.49%
   Class C                                 (3.26)%     (1.00)%   6.20%     8.49%
Merrill Lynch High-Yield Master II Index     N/A         N/A      N/A       N/A
Lipper, Inc. (High Current Yield Funds)      N/A         N/A      N/A       N/A


Average Annual Total Return for the                 Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                 (1.96)%      0.53%    6.77%     8.78%
   Class B                                 (2.33)%     (0.08)%   6.20%     8.49%
   Class C                                 (2.32)%     (0.08)%   6.20%     8.49%
Merrill Lynch High-Yield Master II Index   (1.67)%     (0.97%)   7.03%    10.83%
Lipper, Inc. (High Current Yield Funds)    (1.00)%     (0.79)%   6.49%     9.78%

* Not Annualized


Investment Values
                                                   Merrill Lynch
                                                    High-Yield
               Class A     Class B     Class C    Master II Index
               -------     -------     -------    ---------------
6/30/90        10,000      10,000      10,000         10,000
7/31/90        10,229      10,229      10,229         10,251
8/31/90         9,916       9,916       9,916          9,783
9/30/90         9,546       9,546       9,546          9,380
10/31/90        9,239       9,239       9,239          9,105
11/30/90        9,341       9,341       9,341          9,201
12/31/90        9,436       9,436       9,436          9,341
1/31/91         9,386       9,386       9,386          9,532
2/28/91         9,773       9,773       9,773         10,359
3/31/91        10,118      10,118      10,118         10,872
4/30/91        10,427      10,427      10,427         11,248
5/31/91        10,552      10,552      10,552         11,291
6/30/91        10,666      10,666      10,666         11,548
7/31/91        10,902      10,902      10,902         11,858
8/31/91        11,114      11,114      11,114         12,131
9/30/91        11,281      11,281      11,281         12,302
10/31/91       11,542      11,542      11,542         12,719
11/30/91       11,686      11,686      11,686         12,856
12/31/91       11,728      11,728      11,728         13,000
1/31/92        12,054      12,054      12,054         13,439
2/29/92        12,263      12,263      12,263         13,778
3/31/92        12,395      12,395      12,395         13,972
4/30/92        12,388      12,388      12,388         14,045
5/31/92        12,555      12,555      12,555         14,252
6/30/92        12,717      12,717      12,717         14,417
7/31/92        12,936      12,936      12,936         14,697
8/31/92        13,096      13,096      13,096         14,884
9/30/92        13,258      13,258      13,258         15,042
10/31/92       12,997      12,997      12,997         14,848
11/30/92       13,217      13,217      13,217         15,076
12/31/92       13,355      13,355      13,355         15,267
1/31/93        13,720      13,720      13,720         15,632
2/28/93        13,992      13,992      13,992         15,911
3/31/93        14,230      14,230      14,230         16,181
4/30/93        14,333      14,333      14,333         16,292
5/31/93        14,550      14,550      14,550         16,504
6/30/93        14,825      14,825      14,825         16,812
7/31/93        14,999      14,999      14,999         16,981
8/31/93        15,101      15,101      15,101         17,136
9/30/93        15,152      15,152      15,152         17,212
10/31/93       15,367      15,367      15,367         17,540
11/30/93       15,485      15,485      15,485         17,631
12/31/93       15,613      15,613      15,613         17,817
1/31/94        15,908      15,908      15,908         18,201
2/28/94        15,830      15,830      15,830         18,075
3/31/94        15,270      15,270      15,270         17,491
4/30/94        15,147      15,147      15,147         17,273
5/31/94        15,285      15,285      15,285         17,236
6/30/94        15,352      15,352      15,352         17,314
7/31/94        15,346      15,346      15,346         17,428
8/31/94        15,403      15,403      15,403         17,557
9/30/94        15,397      15,397      15,397         17,554
10/31/94       15,335      15,335      15,335         17,599
11/30/94       15,134      15,134      15,134         17,448
12/31/94       15,262      15,262      15,262         17,632
1/31/95        15,441      15,441      15,441         17,879
2/28/95        15,766      15,766      15,766         18,452
3/31/95        15,910      15,910      15,910         18,702
4/30/95        16,211      16,211      16,211         19,186
5/31/95        16,636      16,636      16,636         19,777
6/30/95        16,720      16,720      16,720         19,911
7/31/95        16,942      16,942      16,942         20,170
8/31/95        16,950      16,950      16,950         20,276
9/30/95        17,157      17,157      17,157         20,516
10/31/95       17,394      17,394      17,394         20,685
11/30/95       17,423      17,423      17,423         20,890
12/31/95       17,649      17,649      17,649         21,240
1/31/96        17,871      17,871      17,871         21,595
2/29/96        18,043      18,043      18,043         21,661
3/31/96        17,984      17,984      17,984         21,572
4/30/96        18,020      18,020      18,020         21,603
5/31/96        18,133      18,133      18,133         21,758
6/30/96        18,179      18,179      18,179         21,855
7/31/96        18,369      18,369      18,369         21,988
8/31/96        18,629      18,629      18,629         22,262
9/30/96        19,007      19,007      19,007         22,780
10/31/96       19,080      19,080      19,080         22,977
11/30/96       19,363      19,363      19,363         23,439
12/31/96       19,482      19,482      19,482         23,633
1/31/97        19,645      19,645      19,645         23,811
2/28/97        20,005      19,993      19,993         24,178
3/31/97        19,585      19,561      19,561         23,845
4/30/97        19,711      19,675      19,675         24,151
5/31/97        20,271      20,221      20,221         24,659
6/30/97        20,556      20,492      20,492         25,040
7/31/97        21,082      21,005      21,005         25,704
8/31/97        21,089      21,002      21,002         25,673
9/30/97        21,448      21,348      21,348         26,135
10/31/97       21,428      21,316      21,316         26,268
11/30/97       21,648      21,524      21,524         26,514
12/31/97       21,915      21,775      21,775         26,769
1/31/98        22,370      22,216      22,216         27,195
2/28/98        22,489      22,317      22,317         27,306
3/31/98        22,728      22,538      22,538         27,565
4/30/98        22,671      22,467      22,467         27,684
5/31/98        22,769      22,546      22,546         27,850
6/30/98        22,838      22,598      22,598         27,994
7/31/98        23,157      22,895      22,895         28,172
8/31/98        21,710      21,448      21,448         26,750
9/30/98        22,096      21,811      21,811         26,820
10/31/98       21,815      21,516      21,516         26,247
11/30/98       22,755      22,427      22,427         27,609
12/31/98       22,861      22,513      22,513         27,559
1/31/99        23,147      22,779      22,779         27,931
2/28/99        23,138      22,755      22,755         27,741
3/31/99        23,474      23,068      23,068         28,064
4/30/99        23,923      23,492      23,492         28,577
5/31/99        23,263      22,828      22,828         28,315
6/30/99        23,081      22,608      22,608         28,245
7/31/99        23,115      22,628      22,628         28,283
8/31/99        22,966      22,494      22,494         27,984
9/30/99        22,868      22,384      22,384         27,872
10/31/99       22,940      22,442      22,442         27,720
11/30/99       23,355      22,836      22,836         28,082
12/31/99       23,656      23,118      23,118         28,252
1/31/00        23,334      22,789      22,789         28,143
2/29/00        23,240      22,683      22,683         28,203
3/31/00        22,810      22,222      22,222         27,789
4/30/00        22,937      22,359      22,355         27,790
5/31/00        22,636      22,052      22,079         27,440
6/30/00        23,203      22,589      22,591         27,970

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...........................................     10.16%
  Weighted Average Maturity........................................  6.5 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. ........................... 2.9%
 (Auto Parts & Equipment)
Verio, Inc. ............................................................ 2.7
 (Services - Computer Systems)
The Scotts Co. (144A) .................................................. 2.4
 (Agricultural Products)
Metromedia Fiber Network, Inc. ......................................... 2.3
 (Telephone)
Perkins Family Restaurants.............................................. 2.3
 (Restaurants)

TOP FIVE PURCHASES                                                        Cost
For the period ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Lennar Corp. (144A)...................................................... $1,385
Level 3 Communications, Inc. ............................................  1,066
Spectrasite Holdings, Inc. ..............................................  1,053
Crown Castle International Corp. ........................................  1,021
Tenet Healthcare Corp. (144A)............................................  1,009

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Vintage Petroleum Corp. ................................................. $1,809
Tekni-Plex, Inc. ........................................................  1,702
Allied Waste Industries..................................................  1,635
Bresnan Communication Group, Inc. .......................................  1,604
Criimi Mae Commercial Mortgage Trust.....................................  1,502

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone...............................................................  16%
Broadcasting (TV, Radio & Cable)........................................  15
Telecommunications (Long Distance)......................................   7
Auto Parts and Equipment................................................   4
Agricultural Products...................................................   4

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 B:                 71%
2 BB:                13%
3 Cash & Other:       8%
4 Preferred Stock:    7%
5 Not Rated:          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CORPORATE BONDS - 84.6%

 Agricultural Products - 3.9%
  $1,000    Sun World International, Inc.                                $   951
            11.25%, due 4/15/04
   1,600 #  The Scotts Company                                             1,536
            (Class A) (144A) 8.625%, due 1/15/09 (acquired 1/14/99)

 Air Freight - 2.3%
   1,500    Atlas Air, Inc.                                                1,440
            9.375%, due 11/15/06

 Airlines - 1.5%
   1,000    Northwest Airlines, Inc.                                         950
            8.52%, due 4/07/04

 Aluminum - 1.5%
   1,000    Commonwealth Aluminum Corp.                                      960
            10.75%, due 10/01/06

 Auto Parts & Equipment - 4.2%
   2,000    American Axle & Manufacturing Holdings, Inc.                   1,865
            9.75%, due 3/01/09
   1,000    Hayes Lemmerz International, Inc.                                845
            8.25%, due 12/15/08

 Broadcasting (TV, Radio & Cable) - 11.6%
   1,000    Adelphia Communications Corp.                                    972
            9.875%, due 3/01/05
     319    AMFM Operating, Inc.                                             373
            12.625%, due 10/31/06
   1,000 #  Callahan Nordrhien Westfalen                                     462
            (144A) 16.00%, beg. 7/15/05 Step Bond due 7/15/10
            (acquired 6/29/00)
   1,000    Chancellor Media Corp.                                         1,030
            9.00%, due 10/01/08
   1,000    Charter Communications Holdings                                  879
            8.625%, due 4/01/09
     250    Classic Cable, Inc.                                              218
            9.375%, due 8/01/09
     500    Echostar DBS Corp.                                               486
            9.25%, due 2/01/06
     500    Echostar DBS Corp.                                               480
            9.375%, due 2/01/09
   2,000 #  Spectrasite Holdings, Inc.                                     1,090
            12.875%, beg. 3/15/05 Step Bond due 3/15/10 (144A)
            (acquired 5/01/00)
     500    Telewest Communications, plc                                     474
            11.00%, beg. 10/01/00 Step Bond due 10/01/07
   1,000    Young Broadcasting, Inc.                                         940
            9.00%, due 1/15/06

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Communication Equipment - 2.7%
  $1,500    National Equipment Services, Inc.                            $ 1,245
            (Series B) 10.00%, due 11/30/04
     500    National Equipment Services, Inc.                                415
            (Series D) 10.00%, due 11/30/04

 Computers (Software & Services) - 2.2%
   1,500    PSINet, Inc.                                                   1,387
            11.00%, due 8/01/09

 Containers & Packaging (Paper) - 1.5%
     500    Packaging Corporation of America                                 496
            9.625%, due 4/01/09
     500    Printpak, Inc.                                                   465
            10.625%, due 8/15/06

 Entertainment - 2.7%
     500    Cinemark USA, Inc.                                               260
            (Series B) 9.625%, due 8/01/08
     500    Cinemark USA, Inc.                                               260
            260 (Series D) 9.625%, due 8/01/08
   1,250    Premier Parks, Inc.                                            1,175
            9.25%, due 4/01/06

 Gaming, Lottery & Parimutuel Companies - 2.3%
   1,000    Mohegan Tribal Gaming Authority                                  950
            8.75%, due 1/01/09
     500 #  Station Casinos, Inc.                                            501
            9.875%, due 7/01/10 (144A) (acquired 06/29/00)

 Health Care (Hospital Management) - 1.6%
   1,000#   Tenet Healthcare Corp.                                         1,007
            (144A) 9.25%, due 9/01/10 (acquired 06/27/00)

 Household Furnishings & Appliances - 1.1%
   1,000    Holmes Products Corp.                                            700
            9.875%, due 11/15/07

 Manufacturing (Diversified) - 2.8%
   1,000    Nortek, Inc.                                                     905
            8.875%, due 8/01/08
   1,000    Tenneco, Inc.                                                    890
            11.625%, due 10/15/09

 Manufacturing (Specialized) - 2.2%
   1,500    Flextronics International, Ltd.                                1,417
            8.75%, due 10/15/07


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Oil & Gas (Drilling & Equipment) - 2.1%
  $1,500    Newpark Resources, Inc.                                      $ 1,309
            8.625%, due 12/15/07

 Oil & Gas (Exploration & Production) - 2.3%
   1,000    Ocean Energy, Inc.                                               970
            8.375%, due 7/01/08
     500    Vintage Petroleum Corp.                                          509
            9.75%, due 6/30/09

 Power Producers (Independent) - 1.6%
   1,000    AES Corp.                                                        980
            9.50%, due 6/01/09

 Restaurants - 2.3%
   1,500    Perkins Family Restaurants                                     1,440
            10.125%, due 12/15/07

 Retail (Department Stores) - 0.0%
   1,440    Specialty Retailers, Inc.                                         18
            9.00%, due 7/15/07

 Retail (Specialty) - 1.8%
   1,250    Big 5 Corp.                                                    1,148
            10.875%, due 11/15/07

 Services (Advertising/Marketing) - 1.6%
   1,000    Lamar Advertising Co.                                          1,005
            9.625%, due 12/01/06

 Services (Commercial & Consumer) - 2.8%
   1,000    Bally Total Fitness Holdings                                     905
            9.875%, due 10/15/07
   1,000    United Rentals, Inc.                                             902
            (Series B) 9.25%, due 1/15/09

 Services (Computer Systems) - 2.7%
   1,500    Verio, Inc.                                                    1,684
            11.25%, due 12/01/08

 Telecommunications (Cellular/Wireless) - 1.1%
     500    Crown Castle International Corp                                  507
            10.75%, due 8/01/11
     250 #  VoiceStream Wireless Corp.                                       168
            (144A) 11.875%, beg. 11/15/04 Step Bond due 11/15/09
            (acquired 11/04/99)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Telecommunications (Long Distance) - 6.7%
  $  500    Exodus Communications, Inc.                                  $   495
            11.25%, due 7/01/08
   1,000 #  Exodus Communications, Inc.                                    1,002
            11.625%, due 07/15/10 (144A) (acquired 06/28/00)
   1,000    KPNQwest BV                                                      940
            8.125%, due 6/01/09
   1,000    RCN Corp.                                                        833
            10.125%, due 1/15/10
   1,000    Williams Communication Group, Inc.                               978
            10.875%, due 10/01/09

 Telephone - 14.2%
   1,250    GCI, Inc.                                                      1,163
            9.75%, due 8/01/07
   1,000    Intermedia Communications, Inc.                                  785
            11.25%, beg. 7/15/02 Step Bond due 7/15/07
   1,000    Level 3 Communications, Inc.                                     608
            10.50%, beg. 12/01/03 Step Bond due 12/01/08
   2,000    Level 3 Communications, Inc.                                   1,095
            12.875%, beg. 3/15/05 Step Bond due 3/15/10
   1,000    McLeodUSA, Inc.                                                  820
            10.50%, due 3/01/07
   1,000    McLeodUSA, Inc.                                                  978
            9.50%, due 11/01/08
   1,500    Metromedia Fiber Network, Inc.                                 1,477
            10.00%, due 11/15/08
     500    Metromedia Fiber Network, Inc.                                   493
            10.00%, due 12/15/09
   1,000    NEXTLINK Communications, Inc.                                    985
            10.75%, due 11/15/08
   1,000    NEXTLINK Communications, Inc.                                    610
            9.45%, beg. 4/15/03 Step Bond due 4/15/08

 Textiles (Specialty) - 1.3%
   1,000    Polymer Group, Inc.                                              850
            9.00%, due 7/01/07
                                                                         -------
 TOTAL CORPORATE BONDS                                                    53,681
                                                                         -------

 PREFERRED STOCKS - 6.9%
 Broadcasting (TV, Radio & Cable) - 3.7%
      18    CSC Holdings, Inc.                                             1,906
            11.125%, due 4/01/08
       5    Sinclair Broadcast Group, Inc.                                   453
            11.625%, due 3/15/09

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Telecommunications (Cellular/Wireless) -
  1.7%
  $    1   Crown Castle International Corp.                              $ 1,042
           12.75%, due 12/15/10
 Telephone - 1.5%
      10   Global Crossing Holdings, Ltd.                                    965
           10.50%, due 12/01/08
                                                                         -------
 TOTAL PREFERRED STOCKS                                                    4,366
                                                                         -------

 COMMERCIAL PAPER - 9.9%
 Entertainment - 4.7%
   3,000   Harrahs Operating Co., Inc.                                     3,000
           6.95%, due 7/03/00

 Financial (Diversified) - 5.2%
   3,300   PHH Corporation                                                 3,300
           7.25%, due 7/03/00
                                                                         -------
 TOTAL COMMERCIAL PAPER                                                    6,300
                                                                         -------

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.6%
 Investment Companies
  $  349   AIM Short-Term Investments Co. Liquid Assets Money Market    $   349
           Portfolio (Institutional Shares)
                                                                        -------
 TOTAL CASH EQUIVALENTS                                                     349
                                                                        -------
 TOTAL INVESTMENTS - 102.0%                                              64,696
 Other Assets, less Liabilities                                          (1,261)
                                                                        -------
 NET ASSETS                                                             $63,435
                                                                        =======
--------------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $5,766,345 and the total value is 9.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term U.S. Treasury Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
NAOMI            The Intermediate-Term U.S. Treasury Fund underperformed its
URATA index and Lipper peer group for the six and twelve months ending June 30, 2000.

                 The Fund underperformed because I was caught short. I had
              shortened the Fund's duration (sensitivity to interest rates) below the index in anticipation of the Fed tightening. As economic data began to indicate a slowdown and the market rallied, our Fund's gains lagged. Since then, I have extended the duration of the portfolio and am keeping pace with my peers.

   Interest rates traded in a range during the second quarter, ending close to where they started. The hump the yield curve developed in the first quarter, softened as the yields at the highest point, the two-year mark, came down. Two-year yields fell from 6.49% at March 31, 2000 to 6.36% at June 30, 2000. (A yield curve is a graphic representation of yields for different maturities.)

   At the short-end of the curve rates remain high, as the Federal Reserve Board raised the federal fund rates to 6.5% in the second quarter. At the long-end, rates remained low and the curve inverted as the U.S. Treasury announced that the size of the federal budget surplus is greater than anticipated. The market expects Treasury buyback of 30-year bonds to be strong through the rest of the year, this increase in demand translates to lower yields.

   Prices of government agency securities have climbed as the agencies have cut back on issuance. At June 30, fund assets consisted of approximately 78% Treasuries, 20% agencies and 2% cash.

   The Fed held rates steady at its June meeting, but what will happen to short-term rates remains unclear. At the long end, rates could stay low due to further government buybacks. Given this environment, I have maintained a barbell approach with two and ten year Treasuries and agencies between five and eight years. I will continue to monitor the factors affecting the bond market and strive to provide the best return for the Fund no matter what shape the yield curve takes.

Naomi Urata

--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Intermediate-Term U.S. Treasury Fund in 1999. She holds an MBA from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


  Current Yield (30-day)....      5.88%
  Weighted Average Maturity.  4.8 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund
   Class A                                 (1.53)%      (1.42)%  4.01%    6.02%
   Class B                                 (2.18)%      (2.36)%  4.11%    6.25%
Merrill Lynch Intermediate-Term
 Treasury Index                              N/A          N/A     N/A      N/A
Lipper, Inc. (Intermediate U.S.
 Treasury Funds)                             N/A          N/A     N/A      N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund
   Class A                                  3.10%        3.19%   4.96%    6.51%
   Class B                                  2.82%        2.54%   4.44%    6.25%
Merrill Lynch Intermediate-Term
 Treasury Index                             3.60%        4.73%   5.88%    7.18%
Lipper, Inc. (Intermediate U.S.
 Treasury Funds)                            4.07%        3.95%   5.47%    6.82%

* Not Annualized


Investment Values

               Class A     Class B    Merrill Lynch
               -------     -------    -------------
6/30/90        10,000      10,000        10,000
7/31/90        10,134      10,134        10,143
8/31/90        10,098      10,098        10,099
9/30/90        10,137      10,137        10,192
10/31/90       10,218      10,218        10,334
11/30/90       10,324      10,324        10,488
12/31/90       10,453      10,453        10,636
1/31/91        10,500      10,500        10,744
2/28/91        10,582      10,582        10,800
3/31/91        10,657      10,657        10,859
4/30/91        10,776      10,776        10,971
5/31/91        10,832      10,832        11,034
6/30/91        10,845      10,845        11,046
7/31/91        10,980      10,980        11,165
8/31/91        11,165      11,165        11,373
9/30/91        11,333      11,333        11,567
10/31/91       11,455      11,455        11,697
11/30/91       11,573      11,573        11,835
12/31/91       11,867      11,867        12,123
1/31/92        11,731      11,731        12,001
2/29/92        11,745      11,745        12,047
3/31/92        11,703      11,703        11,998
4/30/92        11,792      11,792        12,107
5/31/92        11,962      11,962        12,280
6/30/92        12,149      12,149        12,458
7/31/92        12,451      12,451        12,689
8/31/92        12,549      12,549        12,836
9/30/92        12,782      12,782        13,013
10/31/92       12,548      12,548        12,853
11/30/92       12,470      12,470        12,796
12/31/92       12,646      12,646        12,965
1/31/93        12,971      12,971        13,207
2/28/93        13,258      13,258        13,405
3/31/93        13,312      13,312        13,455
4/30/93        13,407      13,407        13,562
5/31/93        13,363      13,363        13,521
6/30/93        13,687      13,687        13,715
7/31/93        13,708      13,708        13,744
8/31/93        14,046      14,046        13,954
9/30/93        14,125      14,125        14,014
10/31/93       14,156      14,156        14,038
11/30/93       13,929      13,929        13,971
12/31/93       14,016      14,016        14,025
1/31/94        14,198      14,198        14,165
2/28/94        13,823      13,823        13,964
3/31/94        13,532      13,532        13,768
4/30/94        13,436      13,436        13,675
5/31/94        13,441      13,441        13,689
6/30/94        13,416      13,416        13,699
7/31/94        13,594      13,594        13,868
8/31/94        13,629      13,629        13,912
9/30/94        13,480      13,480        13,800
10/31/94       13,485      13,485        13,803
11/30/94       13,458      13,458        13,734
12/31/94       13,510      13,510        13,786
1/31/95        13,665      13,665        14,015
2/28/95        13,869      13,869        14,283
3/31/95        13,940      13,940        14,361
4/30/95        14,111      14,111        14,526
5/31/95        14,651      14,651        14,941
6/30/95        14,749      14,749        15,039
7/31/95        14,634      14,634        15,049
8/31/95        14,809      14,809        15,173
9/30/95        14,973      14,973        15,274
10/31/95       15,200      15,200        15,446
11/30/95       15,509      15,509        15,639
12/31/95       15,773      15,773        15,798
1/31/96        15,824      15,824        15,933
2/29/96        15,438      15,438        15,755
3/31/96        15,276      15,276        15,679
4/30/96        15,245      15,245        15,630
5/31/96        15,242      15,242        15,621
6/30/96        15,352      15,352        15,774
7/31/96        15,400      15,400        15,823
8/31/96        15,399      15,399        15,840
9/30/96        15,571      15,571        16,041
10/31/96       15,760      15,750        16,302
11/30/96       15,959      15,956        16,502
12/31/96       15,824      15,813        16,413
1/31/97        15,868      15,834        16,474
2/28/97        15,838      15,797        16,493
3/31/97        15,640      15,593        16,408
4/30/97        15,835      15,784        16,592
5/31/97        15,946      15,894        16,719
6/30/97        16,116      16,055        16,863
7/31/97        16,573      16,504        17,180
8/31/97        16,368      16,291        17,107
9/30/97        16,613      16,522        17,296
10/31/97       16,887      16,782        17,497
11/30/97       16,894      16,777        17,537
12/31/97       17,095      16,963        17,686
1/31/98        17,364      17,208        17,924
2/28/98        17,283      17,130        17,900
3/31/98        17,311      17,150        17,960
4/30/98        17,367      17,199        18,040
5/31/98        17,510      17,332        18,162
6/30/98        17,668      17,463        18,288
7/31/98        17,679      17,483        18,360
8/31/98        18,124      17,898        18,727
9/30/98        18,744      18,501        19,169
10/31/98       18,662      18,407        19,212
11/30/98       18,572      18,307        19,141
12/31/98       18,647      18,370        19,212
1/31/99        18,644      18,357        19,304
2/28/99        18,343      18,051        19,007
3/31/99        18,434      18,130        19,147
4/30/99        18,441      18,124        19,205
5/31/99        18,242      17,917        19,077
6/30/99        18,210      17,873        19,110
7/31/99        18,162      17,831        19,131
8/31/99        18,166      17,805        19,168
9/30/99        18,317      17,942        19,321
10/31/99       18,325      17,936        19,350
11/30/99       18,314      17,915        19,362
12/31/99       18,221      17,820        19,317
1/31/00        18,156      17,745        19,260
2/29/00        18,288      17,864        19,411
3/31/00        18,608      18,165        19,653
4/30/00        18,522      18,069        19,651
5/31/00        18,558      18,093        19,730
6/30/00        18,791      18,327        20,013

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term U.S. Treasury Fund
                              As of June 30, 2000
                                  (Unaudited)

PRINCIPAL
AMOUNT                                                                    VALUE
(000's)                                                                  (000's)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 97.8%

U.S. Federal Agency Notes - 19.6%
  $  500   5.75%, due 2/15/08                                            $   460
     500   5.785%, due 4/14/08                                               459
   1,500   6.26%, due 9/24/04                                              1,457
   1,500   6.875%, due 11/22/06                                            1,452

U.S. Treasury Bills/Strips - 5.6%
   2,000   0.00%, due 5/15/10                                              1,089

U.S. Treasury Notes - 72.6%
   3,600   5.75%, due 11/15/00                                             3,592
   5,300   6.00%, due 8/15/09                                              5,257
   5,300   6.50%, due 3/31/02                                              5,302
                                                                         -------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                         19,068
                                                                         -------

PRINCIPAL
AMOUNT                                                                    VALUE
(000's)                                                                  (000's)
--------------------------------------------------------------------------------
CASH EQUIVALENTS - 1.2%

Investment Companies
  $  243   AIM Short-Term Investments Co.
           Liquid Assets Money Market
           Portfolio (Institutional Shares)                              $   243
                                                                         -------
TOTAL CASH EQUIVALENTS                                                       243
                                                                         -------
TOTAL INVESTMENTS - 99.0%                                                 19,311
Other Assets, less Liabilities                                               179
                                                                         -------
NET ASSETS                                                               $19,490
                                                                         =======

                         REPORT FROM THE FUND MANAGERS
                               SAFECO GNMA Fund
                                 June 30, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


[PHOTO]          Nearly all the SAFECO GNMA Fund's year-to-date
JOE           underperformance has been due to the type of securities and
CHRISTENSEN   markets we concentrated in, or our "sector selection".

                 For example, we bought a long U.S. Treasury market to take advantage of the government's buyback program in that sector, but our timing was poor. The market declined and we suffered some losses. Being overweighted in another sector, premium 8.5% coupons, also hurt performance as these bonds underperformed over the last six months.

                 One bright spot was the performance of the FNMA and FHLMC
              sectors. We were buyers of Fannies and Freddies as they became cheap to the GNMAs and the Fund benefited as they outperformed in the second quarter. For better, and for worse, such is the power of sector selection in portfolio management.

                 We believe that the fixed income markets will continue to be characterized by uncertainty and high volatility and have re-
[PHOTO]       positioned the fund accordingly.
PAUL
STEVENSON        We extended our duration (sensitivity to interest rates) from modestly defensive to neutral and we adjusted the portfolio to more closely approximate the entire mortgage market. As a result, our coupons are spread across the yield spectrum, rather than clustered in a barbell of long and short maturities. We moved to this "waterfall" to spread our exposure across the entire yield curve.

   Given our reluctance to make an interest rate bet, we are choosing to focus on sector rotation and on finding good value in the marketplace.

   Going forward we will look to improve results as we pursue ways to add value to our investors.

Joe Christensen

Paul Stevenson

-------------------------------------------------------------------------------

Joe Christensen joined Paul Stevenson as co-manager of SAFECO GNMA Fund in May 2000. This increases the resources dedicated to managing the Fund and brings additional perspective to the decision-making process. While the overall philosophy of the SAFECO GNMA Fund remains unchanged, the intensity of the analytical effort has doubled.

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------


  Current Yield (30-day)....       6.6%
  Weighted Average Maturity.  7.4 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                                 (1.77)%     (0.96)%   4.67%    6.25%
   Class B                                 (2.24)%     (1.28)%   5.30%    6.72%
Merrill Lynch Intermediate-Term
 Treasury Index                              N/A         N/A      N/A      N/A
Lipper, Inc. (Intermediate U.S. Treasury
 Funds)                                      N/A         N/A      N/A      N/A

Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                                  2.84%       3.72%    5.64%    6.74%
   Class B                                  2.87%       3.59%    5.61%    6.72%
Merrill Lynch Intermediate-Term
 Treasury Index                             4.23%       5.72%    6.83%    8.11%
Lipper, Inc. (Intermediate U.S. Treasury
 Funds)                                     3.72%       4.45%    5.67%    7.09%

* Not Annualized


Investment Values

                                         Merrill Lynch
                                       Intermediate-Term
               Class A     Class B      Treasury Index
               -------     -------     -----------------
6/30/90        10,000      10,000           10,000
7/31/90        10,183      10,183           10,169
8/31/90        10,092      10,092           10,088
9/30/90        10,159      10,159           10,179
10/31/90       10,245      10,245           10,303
11/30/90       10,472      10,472           10,533
12/31/90       10,611      10,611           10,707
1/31/91        10,761      10,761           10,861
2/28/91        10,823      10,823           10,937
3/31/91        10,880      10,880           11,020
4/30/91        10,998      10,998           11,130
5/31/91        11,085      11,085           11,219
6/30/91        11,098      11,098           11,236
7/31/91        11,274      11,274           11,425
8/31/91        11,455      11,455           11,639
9/30/91        11,654      11,654           11,849
10/31/91       11,826      11,826           12,037
11/30/91       11,886      11,886           12,119
12/31/91       12,182      12,182           12,419
1/31/92        12,012      12,012           12,269
2/29/92        12,111      12,111           12,391
3/31/92        12,040      12,040           12,313
4/30/92        12,130      12,130           12,444
5/31/92        12,365      12,365           12,674
6/30/92        12,496      12,496           12,871
7/31/92        12,674      12,674           12,947
8/31/92        12,804      12,804           13,137
9/30/92        12,907      12,907           13,235
10/31/92       12,774      12,774           13,132
11/30/92       12,829      12,829           13,200
12/31/92       12,998      12,998           13,362
1/31/93        13,189      13,189           13,539
2/28/93        13,334      13,334           13,663
3/31/93        13,387      13,387           13,748
4/30/93        13,433      13,433           13,823
5/31/93        13,473      13,473           13,896
6/30/93        13,700      13,700           14,028
7/31/93        13,756      13,756           14,095
8/31/93        13,901      13,901           14,123
9/30/93        13,916      13,916           14,129
10/31/93       13,939      13,939           14,173
11/30/93       13,807      13,807           14,178
12/31/93       13,918      13,918           14,318
1/31/94        14,073      14,073           14,431
2/28/94        13,860      13,860           14,363
3/31/94        13,420      13,420           13,990
4/30/94        13,303      13,303           13,887
5/31/94        13,349      13,349           13,916
6/30/94        13,289      13,289           13,887
7/31/94        13,545      13,545           14,161
8/31/94        13,576      13,576           14,199
9/30/94        13,372      13,372           14,040
10/31/94       13,337      13,337           14,030
11/30/94       13,221      13,221           13,995
12/31/94       13,324      13,324           14,144
1/31/95        13,597      13,597           14,450
2/28/95        13,915      13,915           14,837
3/31/95        13,962      13,962           14,909
4/30/95        14,141      14,141           15,122
5/31/95        14,531      14,531           15,573
6/30/95        14,592      14,592           15,675
7/31/95        14,609      14,609           15,714
8/31/95        14,767      14,767           15,882
9/30/95        14,909      14,909           16,046
10/31/95       15,024      15,024           16,180
11/30/95       15,200      15,200           16,356
12/31/95       15,386      15,386           16,565
1/31/96        15,488      15,488           16,692
2/29/96        15,279      15,279           16,559
3/31/96        15,189      15,189           16,537
4/30/96        15,128      15,128           16,484
5/31/96        15,095      15,095           16,421
6/30/96        15,302      15,302           16,608
7/31/96        15,325      15,325           16,682
8/31/96        15,322      15,322           16,706
9/30/96        15,577      15,577           16,975
10/31/96       15,864      15,864           17,316
11/30/96       16,099      16,099           17,581
12/31/96       15,999      15,999           17,488
1/31/97        16,103      16,103           17,611
2/28/97        16,139      16,139           17,677
3/31/97        15,967      15,967           17,512
4/30/97        16,230      16,230           17,791
5/31/97        16,369      16,369           17,978
6/30/97        16,568      16,568           18,189
7/31/97        16,922      16,922           18,516
8/31/97        16,861      16,861           18,493
9/30/97        17,063      17,063           18,732
10/31/97       17,241      17,241           18,922
11/30/97       17,269      17,269           18,971
12/31/97       17,435      17,435           19,157
1/31/98        17,611      17,611           19,342
2/28/98        17,646      17,646           19,408
3/31/98        17,682      17,682           19,493
4/30/98        17,790      17,790           19,621
5/31/98        17,913      17,913           19,768
6/30/98        18,016      18,016           19,821
7/31/98        18,091      18,091           19,932
8/31/98        18,343      18,343           20,092
9/30/98        18,545      18,545           20,341
10/31/98       18,465      18,465           20,319
11/30/98       18,551      18,551           20,448
12/31/98       18,627      18,627           20,536
1/31/99        18,726      18,726           20,670
2/28/99        18,582      18,582           20,611
3/31/99        18,729      18,729           20,741
4/30/99        18,805      18,805           20,838
5/31/99        18,632      18,632           20,721
6/30/99        18,505      18,505           20,634
7/31/99        18,377      18,377           20,510
8/31/99        18,370      18,370           20,508
9/30/99        18,669      18,669           20,849
10/31/99       18,704      18,704           20,971
11/30/99       18,739      18,739           20,991
12/31/99       18,651      18,651           20,928
1/31/00        18,503      18,503           20,782
2/29/00        18,686      18,686           21,045
3/31/00        18,912      18,912           21,363
4/30/00        18,868      18,868           21,331
5/31/00        18,879      18,867           21,429
6/30/00        19,194      19,169           21,814

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA Fund
                              As of June 30, 2000
                                  (Unaudited)

PRINCIPAL
AMOUNT                                                                    VALUE
(000's)                                                                  (000's)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 100.2%
Collateral Mortgage Obligation (CMO) - 13.3%
  $2,000   6.50%, due 12/16/24                                           $ 1,895
   2,500   7.50%, due 7/16/29                                              2,483
     545   9.50%, due 4/15/21                                                571

Federal Home Loan Mortgage Corp. (FHLMC) - 6.8%
   2,664   6.50%, due 4/01/29                                              2,513

Federal National Mortgage Association (FNMA) - 24.8%
   3,895   7.00%, due 1/01/29                                              3,760
   2,192   8.00%, due 4/01/20                                              2,211
   2,500   8.50%, due 6/01/30                                              2,544
     642   9.00%, due 11/01/22                                               662

Government National Mortgage Association (GNMA) - 55.3%
   1,498   6.50%, due 1/20/24                                              1,422
     482   6.50%, due 5/15/29                                                458
     380   6.50%, due 5/15/29                                                360
     460   6.50%, due 6/15/29                                                436
     119   6.50%, due 6/15/29                                                113
     116   6.50%, due 6/15/29                                                110
     394   6.50%, due 7/15/29                                                374
     250   6.50%, due 8/15/29                                                237

PRINCIPAL
AMOUNT                                                                    VALUE
(000's)                                                                  (000's)
--------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) - 55.3% (continued)
  $  678   7.00%, due 1/20/27                                            $   657
   2,970   7.00%, due 2/20/27                                              2,878
   3,276   7.00%, due 5/15/28                                              3,186
   1,097   7.50%, due 1/20/30                                              1,084
   3,939   7.50%, due 6/20/26                                              3,895
   2,653   8.00%, due 3/20/30                                              2,669
   2,568   8.25%, due 5/15/20                                              2,629
                                                                         -------
TOTAL ASSET BACKED SECURITIES                                             37,147
                                                                         -------

CASH EQUIVALENTS - 0.0%

Investment Companies
       1   AIM Short-Term Investments Co. Liquid Assets Money Market           1
           Portfolio (Institutional Shares)
                                                                         -------
TOTAL CASH EQUIVALENTS                                                         1
                                                                         -------
TOTAL INVESTMENTS - 100.2%                                                37,148
Other Assets, less Liabilities                                              (52)
                                                                         -------
NET ASSETS                                                               $37,096
                                                                         =======

                          REPORT FROM THE FUND MANAGER
                            SAFECO Managed Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL          The SAFECO Managed Bond Fund's conservative philosophy served
HUGHES it well through the first half of 2000. The Fund has outperformed the Lipper averages for Intermediate Investment-Grade Bond Funds for the six and twelve months ended June 30. The Lehman Brothers Government/Corporate Bond Index--which incurs no fees or expenses--returned 4.18% and 4.32% for same periods. Before its fees and expenses of 0.95%, the Managed Bond Fund outperformed it as well.

                 In general, bonds have had a good year so far. However,
              changes in interest rates and sector returns were quite uneven.
              In the first quarter, long-term treasuries stole the show. In the latest quarter mortgage-backed securities were the best performing sector, followed by asset-backed securities, U.S. Agencies, U.S. Treasuries, and lastly, Corporate Bonds. The underperformance in corporates is largely due to individual issuers missing their earnings forecasts.

   In the first quarter we benefited by our underweighting in non-Treasury securities. During the second quarter, we increased our allocation to the high-quality, intermediate-term spread sectors of the markets, namely asset and mortgage-backed credits, which were historically cheap. As they recovered, the Fund outperformed. Along the way, our research team did an outstanding job helping me guide the portfolio through this year's minefield of corporate credits.

   Yield premiums on non-Treasury securities remain extremely generous and I believe these sectors will outperform treasuries over the second half of the year. I will continue to over-weight in mortgage- and asset-backed securities because of their minimal credit risk, while limiting our corporate exposure to top quality issuers.

   The market is pricing as though the Federal Reserve's yearlong rate increase campaign has ended. I think it is too early to claim victory in the Fed's war against economic growth. While, the economy has shown signs of moderation, inflation is increasing. It would not surprise me to see the Fed raise another 0.50% to 0.75%.

Michael Hughes

--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total
Return for the period                       With Sales Charge
ended June 30, 2000            Six-Months*   1 Year   5 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                       (0.87)%     (0.92)%   3.43%       3.67%
   Class B                       (1.61)%     (2.12)%   3.39%       3.89%
Lehman Brothers Gov't/Corp.
 Bond Index                        N/A         N/A      N/A         N/A
Lipper, Inc. (Intermediate
 Investment-Grade Debt Funds)      N/A         N/A      N/A         N/A


Average Annual Total
Return for the period                        Without Sales Charge
ended June 30, 2000            Six-Months*   1 Year   5 Year   Since Inception**
--------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                        3.77%       3.72%    4.39%       4.43%
   Class B                        3.39%       2.78%    3.71%       3.89%
Lehman Brothers Gov't/Corp.
 Bond Index                       4.18%       4.32%    6.10%       6.16%
Lipper, Inc. (Intermediate
 Investment-Grade Debt Funds)     3.06%       3.42%    5.36%        N/A

*  Not Annualized
** The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.


Investment Values

                                       Lehman Brother
                                         Gov't/Corp.
               Class A     Class B       Bond Index
               -------     -------     --------------
2/28/94        10,000      10,000          10,000
3/31/94         9,666       9,666           9,755
4/30/94         9,657       9,657           9,675
5/31/94         9,666       9,666           9,657
6/30/94         9,653       9,653           9,634
7/31/94         9,757       9,757           9,827
8/31/94         9,780       9,780           9,831
9/30/94         9,703       9,703           9,682
10/31/94        9,709       9,709           9,671
11/30/94        9,680       9,680           9,654
12/31/94        9,699       9,699           9,717
1/31/95         9,828       9,828           9,904
2/28/95         9,991       9,991          10,134
3/31/95        10,038      10,038          10,202
4/30/95        10,167      10,167          10,344
5/31/95        10,533      10,533          10,777
6/30/95        10,615      10,615          10,864
7/31/95        10,541      10,541          10,822
8/31/95        10,674      10,674          10,960
9/30/95        10,791      10,791          11,072
10/31/95       10,962      10,962          11,234
11/30/95       11,178      11,178          11,419
12/31/95       11,382      11,382          11,587
1/31/96        11,400      11,400          11,659
2/29/96        11,127      11,127          11,412
3/31/96        11,010      11,010          11,316
4/30/96        11,004      11,004          11,239
5/31/96        11,009      11,009          11,220
6/30/96        11,092      11,092          11,369
7/31/96        11,127      11,127          11,396
8/31/96        11,148      11,148          11,368
9/30/96        11,239      11,239          11,570
10/31/96       11,354      11,347          11,840
11/30/96       11,481      11,467          12,058
12/31/96       11,376      11,369          11,924
1/31/97        11,397      11,368          11,938
2/28/97        11,370      11,335          11,963
3/31/97        11,220      11,179          11,821
4/30/97        11,375      11,327          11,994
5/31/97        11,462      11,406          12,106
6/30/97        11,577      11,511          12,251
7/31/97        11,914      11,839          12,626
8/31/97        11,760      11,664          12,484
9/30/97        11,934      11,843          12,680
10/31/97       12,123      12,007          12,883
11/30/97       12,139      12,028          12,951
12/31/97       12,276      12,154          13,087
1/31/98        12,479      12,343          13,272
2/28/98        12,425      12,276          13,245
3/31/98        12,445      12,284          13,285
4/30/98        12,489      12,303          13,352
5/31/98        12,635      12,435          13,496
6/30/98        12,749      12,536          13,633
7/31/98        12,741      12,532          13,644
8/31/98        13,036      12,798          13,911
9/30/98        13,365      13,112          14,308
10/31/98       13,199      12,936          14,207
11/30/98       13,220      12,948          14,292
12/31/98       13,242      12,965          14,327
1/31/99        13,299      13,014          14,429
2/28/99        12,929      12,644          14,086
3/31/99        12,977      12,683          14,156
4/30/99        12,979      12,692          14,191
5/31/99        12,793      12,487          14,044
6/30/99        12,687      12,391          14,001
7/31/99        12,644      12,326          13,962
8/31/99        12,617      12,292          13,951
9/30/99        12,749      12,412          14,076
10/31/99       12,768      12,423          14,113
11/30/99       12,763      12,406          14,105
12/31/99       12,677      12,315          14,019
1/31/00        12,654      12,285          14,015
2/29/00        12,808      12,428          14,191
3/31/00        12,965      12,588          14,396
4/30/00        12,928      12,544          14,326
5/31/00        12,910      12,503          14,313
6/30/00        13,159      12,736          14,605

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...........................................      6.52%
  Weighted Average Maturity........................................  7.1 years

                                                                      Percent of
BONDS BY TYPE                                                         Net Assets
--------------------------------------------------------------------------------
U.S. Government Obligations.............................................  26%
Asset Backed Securities.................................................  11
Mortgage Backed Securities..............................................  34
Corporate Bonds.........................................................  27
Cash & Other............................................................   2
                                                                         ---
                                                                         100%

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA                   71%
2 A                     21%
3 AA                     6%
4 Cash & Other           2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 11.1%

 Electric Companies - 1.5%
  $  125   ComEd Transitional Funding Trust
           5.63%, due 6/25/09                                            $  115

 Financial (Diversified) - 9.1%
       6   Chevy Chase Auto Receivables Trust (Class A)
           6.60%, due 12/15/02                                                6
     230   Citicorp Mortgage Securities, Inc.
           6.50%, due 6/25/29                                               208
     100   CNH Equipment Trust
           7.34%, due 2/16/07                                               100
     165   Fleet Credit Card Master
           6.90%, due 4/16/07                                               164
     235   Providian Master Trust
           7.49%, due 8/17/09                                               237

 Manufacturing (Specialized) - 0.5%
      42   Harley-Davidson Eagle
           6.20%, due 1/15/03                                                42
                                                                          ------
 TOTAL ASSET BACKED SECURITIES                                              872
                                                                          ------

 CORPORATE BONDS - 26.6%

 Banks (Money Center) - 2.0%
     160   Bank of America Corp.
           7.80%, due 2/15/10                                               159

 Beverages (Alcoholic) - 1.7%
     135   Anheuser-Busch Cos., Inc.
           7.50%, due 3/15/12                                               135

 Electric Companies - 1.8%
     145   Central Power & Light Co.
           7.50%, due 12/01/02                                              145

 Financial (Diversified) - 7.0%
     145   Ford Motor Credit Co.
           7.375%, due 10/28/09                                             140
     150   General Motors Acceptance Corp.
           5.95%, due 3/14/03                                               144
     135   Hertz Corp. 7.00%,
           due 7/01/04                                                      132
     140   Newcourt Credit Group, Inc.
           6.875%, due 2/16/05                                              134

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------                             -------
 Investment Banking & Brokerage - 2.1%
  $  160   Morgan Stanley Dean Witter Co.
           8.00%, due 6/15/10                                            $  162

 Manufacturing (Diversified) - 2.3%
     190   Tyco International Group SA
           6.375%, due 6/15/05                                              180

 Publishing (Newspapers) - 2.5%
     195   Times-Mirror Co.
           6.65%, due 10/15/01                                              194

 Retail (General Merchandise) - 3.1%
      65   Sears Roebuck & Co.
           6.25%, due 1/15/04                                                63
     185   Wal-Mart Stores, Inc.
           6.15%, due 8/10/01                                               183

 Telecommunications (Cellular/Wireless) - 4.1%
     115   TCI Communications, Inc.
           8.00%, due 8/01/05                                               118
     205   Worldcom, Inc.
           8.00%, due 5/15/06                                               207
                                                                          ------
 TOTAL CORPORATE BONDS                                                    2,096
                                                                          ------

 MORTGAGE BACKED SECURITIES - 34.2%

 Federal Home Loan Mortgage Corp. (FHLMC) - 2.2%
     176   7.50%, due 10/01/29                                              173

 Federal National Mortgage Association (FNMA) - 23.8%
      56   6.00%, due 1/01/29                                                51
     120   6.00%, due 6/01/30                                               110
     142   6.50%, due 1/01/15                                               137
     180   7.00%, due 3/01/12                                               177
     156   8.00%, due 12/01/29                                              157
     274   8.00%, due 2/01/30                                               276
     223   8.00%, due 2/01/30                                               224
     165   8.00%, due 2/15/29                                               166
      63   8.00%, due 4/01/08                                                63
     214   8.00%, due 4/01/20                                               216
     299   8.00%, due 4/01/30                                               300

 Government National Mortgage Association (GNMA) - 8.1%
      23   6.00%, due 4/15/14                                                22
     120   6.00%, due 8/15/13                                               115
     215   7.00%, due 4/15/28                                               210
     176   7.00%, due 8/15/28                                               171
     122   7.75%, due 10/15/29                                              122
                                                                          ------
 TOTAL MORTGAGE BACKED SECURITIES                                         2,690
                                                                          ------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 25.8%

 U.S. Federal Agency Notes - 10.1%
  $  845   5.125%, due 2/13/04                                            $  794

 U.S. Treasury Notes - 15.7%
   1,095   7.50%, due 11/15/16                                             1,233
                                                                          ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                         2,027
                                                                          ------

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.9%

 Investment Companies
  $  153   AIM Short-Term Investments Co. Liquid Assets Money Market
           Portfolio (Institutional Shares)                               $  153
                                                                          ------
 TOTAL CASH EQUIVALENTS                                                      153
                                                                          ------
 TOTAL INVESTMENTS - 99.6%                                                 7,838
 Other Assets, less Liabilities                                               32
                                                                          ------
 NET ASSETS                                                               $7,870
                                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                         Municipal Bond Market Overview
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       While municipal yields are up significantly for the six
BAUER         months ending June 30, the gains were made early in the year.
              The first quarter of 2000 featured two solid months of improving prices. Yields fell from 6.32% to 5.90% according to the Bond Buyer Municipal Index and it looked as though the long bear market of 1999 was over. Then, early in the second quarter, the market reversed direction. It gave back nearly all its hard-earned gains. With significant undulation in between, long-term municipal bond yields ended the second quarter of 2000 just about where they started it. At June 30, long municipal yields were at 5.91% and the market felt firm but cautious.

   Individual retail buyers continue to be the only significant source of demand for tax-free bonds. (Insurance companies and mutual funds remain on the sidelines, when they are not active sellers.) This lack of buying however has been balanced by the continuing dearth of new issue supply, which seems destined to continue indefinitely.

   The Federal Reserve's "no action" at their June meeting was widely anticipated by the street and had little effect on the market. However, most market participants believe the market could react dramatically during what are traditionally sleepy summer doldrums, should any key economic indicators diverge sharply from the preferred scenario of a slowing economy with modest inflation.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                          REPORT FROM THE FUND MANAGER
                     SAFECO California Tax-Free Income Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       Because of technical reasons related to strong demand and
BAUER light supply, California bonds were the best performing in the country so far this year, and the SAFECO California Tax-Free Income Fund performed better than the average California Fund, according to Lipper.

                 The Fund finished the latest six months well ahead of the
              Long Muni Index's returns as well. It narrowly underperformed the index's 0.89% for the year, but this is standard. It's nearly impossible for a fund to beat a bond index because it has no expenses, no cash and no call features.

   The Fund's strong performance was due to long, discount coupon bonds and staying fully invested.

   This year I have followed two themes: swapping similar securities to realize losses for tax purposes, and buying medium-grade hospital revenue bonds for their higher yields. Both were easier done in the first quarter than the second. None-the-less, the California Tax-Free Income Fund has a tax loss to carry forward, which gives us flexibility to sell bonds with large capital gains without impact on shareholders.

   In the second quarter I was able to add $1 million to the Cal Health for Cedars Sinai position I had initiated in the first quarter. Unfortunately, the additional yield for this purchase was only 34 basis points (1 basis point is 1/100%). Hospital bonds currently represent 13.3% of net assets in the Fund. I would like to increase that allocation as yields here are attractive, but the prospects of doing so appear slim.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                 With Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund
   Class A                                 2.54%       (4.05)%  4.63%    6.33%
   Class B                                 1.98%       (5.05)%  4.68%    6.51%
Lehman Brothers Long Municipal Bond
 Index                                     N/A         N/A      N/A      N/A
Lipper, Inc. (California Municipal
 Bond Funds)                               N/A         N/A      N/A      N/A


Average Annual Total Return for the                Without Sales Charge
period ended June 30, 2000              Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund
   Class A                                 7.36%       0.47%    5.60%    6.81%
   Class B                                 6.98%      (0.26)%   5.01%    6.51%
Lehman Brothers Long Municipal Bond
 Index                                     6.98%       0.89%    6.20%    7.55%
Lipper, Inc. (California Municipal
 Bond Funds)                               4.95%       1.35%    5.12%    6.40%

* Not Annualized


Investment Values

                                         Lehman Brothers
                                       Long Municipal Bond
               Class A     Class B            Index
               -------     -------     -------------------
6/30/90        10,000      10,000             10,000
7/31/90        10,190      10,190             10,177
8/31/90         9,936       9,936              9,934
9/30/90         9,922       9,922              9,919
10/31/90       10,173      10,173             10,129
11/30/90       10,411      10,411             10,386
12/31/90       10,448      10,448             10,431
1/31/91        10,607      10,607             10,572
2/28/91        10,640      10,640             10,646
3/31/91        10,616      10,616             10,671
4/30/91        10,780      10,780             10,836
5/31/91        10,886      10,886             10,964
6/30/91        10,833      10,833             10,943
7/31/91        10,999      10,999             11,112
8/31/91        11,151      11,151             11,272
9/30/91        11,354      11,354             11,436
10/31/91       11,476      11,476             11,555
11/30/91       11,412      11,412             11,569
12/31/91       11,760      11,760             11,845
1/31/92        11,719      11,719             11,838
2/29/92        11,722      11,722             11,856
3/31/92        11,723      11,723             11,886
4/30/92        11,809      11,809             12,000
5/31/92        11,987      11,987             12,175
6/30/92        12,223      12,223             12,411
7/31/92        12,636      12,636             12,866
8/31/92        12,394      12,394             12,693
9/30/92        12,483      12,483             12,749
10/31/92       12,136      12,136             12,536
11/30/92       12,534      12,534             12,890
12/31/92       12,700      12,700             13,057
1/31/93        12,832      12,832             13,180
2/28/93        13,414      13,414             13,793
3/31/93        13,233      13,233             13,627
4/30/93        13,427      13,427             13,813
5/31/93        13,483      13,483             13,927
6/30/93        13,734      13,734             14,189
7/31/93        13,717      13,717             14,204
8/31/93        14,102      14,102             14,567
9/30/93        14,273      14,273             14,770
10/31/93       14,274      14,274             14,797
11/30/93       14,052      14,052             14,619
12/31/93       14,380      14,380             14,996
1/31/94        14,595      14,595             15,173
2/28/94        14,211      14,211             14,670
3/31/94        13,494      13,494             13,795
4/30/94        13,446      13,446             13,901
5/31/94        13,571      13,571             14,063
6/30/94        13,441      13,441             13,895
7/31/94        13,752      13,752             14,252
8/31/94        13,748      13,748             14,282
9/30/94        13,399      13,399             13,951
10/31/94       13,075      13,075             13,522
11/30/94       12,833      12,833             13,165
12/31/94       13,058      13,058             13,632
1/31/95        13,657      13,657             14,232
2/28/95        14,324      14,324             14,812
3/31/95        14,440      14,440             14,990
4/30/95        14,376      14,376             14,983
5/31/95        15,187      15,187             15,621
6/30/95        14,722      14,722             15,333
7/31/95        14,788      14,788             15,411
8/31/95        15,021      15,021             15,629
9/30/95        15,137      15,137             15,751
10/31/95       15,540      15,540             16,132
11/30/95       16,110      16,110             16,549
12/31/95       16,471      16,471             16,806
1/31/96        16,411      16,411             16,878
2/29/96        16,202      16,202             16,673
3/31/96        15,721      15,721             16,368
4/30/96        15,581      15,581             16,302
5/31/96        15,596      15,596             16,310
6/30/96        15,901      15,901             16,561
7/31/96        16,083      16,083             16,725
8/31/96        16,044      16,044             16,704
9/30/96        16,428      16,428             17,075
10/31/96       16,644      16,620             17,283
11/30/96       17,078      17,044             17,654
12/31/96       16,893      16,848             17,548
1/31/97        16,711      16,656             17,513
2/28/97        16,904      16,839             17,702
3/31/97        16,526      16,452             17,396
4/30/97        16,775      16,691             17,602
5/31/97        17,095      16,999             17,943
6/30/97        17,349      17,236             18,173
7/31/97        18,252      18,109             18,834
8/31/97        17,847      17,711             18,584
9/30/97        18,091      17,941             18,851
10/31/97       18,243      18,081             19,014
11/30/97       18,419      18,246             19,183
12/31/97       18,799      18,610             19,534
1/31/98        18,997      18,793             19,743
2/28/98        18,956      18,741             19,733
3/31/98        18,935      18,707             19,760
4/30/98        18,709      18,473             19,654
5/31/98        19,175      18,922             20,039
6/30/98        19,242      18,976             20,125
7/31/98        19,254      18,975             20,171
8/31/98        19,629      19,334             20,534
9/30/98        19,934      19,624             20,819
10/31/98       19,801      19,483             20,752
11/30/98       19,953      19,623             20,857
12/31/98       19,876      19,537             20,878
1/31/99        20,141      19,787             21,082
2/28/99        19,992      19,614             20,994
3/31/99        19,982      19,608             21,055
4/30/99        19,961      19,575             21,074
5/31/99        19,726      19,332             20,908
6/30/99        19,240      18,845             20,526
7/31/99        19,182      18,776             20,516
8/31/99        18,789      18,380             20,094
9/30/99        18,667      18,250             19,989
10/31/99       18,173      17,740             19,521
11/30/99       18,355      17,923             19,794
12/31/99       18,001      17,566             19,485
1/31/00        17,781      17,340             19,275
2/29/00        18,250      17,788             19,686
3/31/00        18,998      18,506             20,404
4/30/00        18,624      18,131             20,163
5/31/00        18,535      18,033             19,976
6/30/00        19,331      18,796             20,708

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...........................................      5.29%
  Weighted Average Maturity........................................ 24.8 years

                                                                      Percent of
TOP FIVE TYPE OF BONDS                                                Net Assets
--------------------------------------------------------------------------------
Lease Rental............................................................  20%
Local General Obligation (Limited Tax)..................................  16
Hospital................................................................  13
Utilities (Sewer).......................................................   8
Utilities (Water).......................................................   7

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
State of California General Obligation Bonds............................ 5.3%
Airports Commission City and County of San Francisco
 International Airport Revenue.......................................... 5.1
California Educational Facilities Authority Revenue
 (Institute of Technology).............................................. 5.1
California Health Facilities Revenue.................................... 5.1
San Joaquin Hills Transportation Revenue................................ 4.8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA:                  54%
2 A:                    17%
3 BBB:                  14%
4 AA:                    9%
5 Cash & Other:          6%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 94.0%

 California - 94.0%
  $5,000   Airports Commission City and County of San Francisco
           International Airport Revenue
           4.90%, due 5/01/19 [MBIA]                                     $ 4,549
   2,200   Alameda Corridor Transportation Authority Revenue
           4.75%, due 10/01/25 [MBIA]                                      1,906
   5,500   California Educational Facilities Authority Revenue
           (Institute of Technology)
           4.50%, due 10/01/28                                             4,523
   2,250   California Health Facilities Financing Authority Insured
           Health Facility Revenue (Catholic Health Care West)
           4.75%, due 7/01/19 [MBIA]                                       1,975
   4,500   California Health Facilities Financing Authority Health
           Facility Revenue (Cedars Sinai Medical Center)
           6.25%, due 12/01/34                                             4,521
   3,715   California Statewide Communities Development Authority
           Certificates of Participation (Childrens Hospital of Los
           Angeles)
           4.75%, due 6/01/21 [MBIA]                                       3,229
   2,645   Capistrano Beach Water District Wastewater Enterprise
           Capital
           4.75%, due 12/01/28 [MBIA]                                      2,264
   1,475   Capistrano Beach Water District Wastewater Enterprise
           Capital
           4.75%, due 12/01/28 [MBIA]                                      1,262
      20   Concord Redevelopment Agency Tax Allocation Central
           Concord Redevelopment Project
           8.00%, due 7/01/18 [BIG]                                           20
   3,750   Culver City Redevelopment Financing Authority Tax
           Allocation Revenue
           4.60%, due 11/01/20 [AMBAC]                                     3,224
   5,000   Duarte California Certificates of Participation City of
           Hope Medical Center
           5.25%, due 4/01/31                                              4,054
   2,100   Fresno Joint Powers Financing Authority Lease Revenue
           Exhibition Hall Expansion Project
           4.75%, due 9/01/28 [AMBAC]                                      1,801

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $4,600   Long Beach Financing Authority Lease Revenue
           5.00%, due 10/01/27 [MBIA]                                    $ 4,142
   2,400   Los Angeles California Wastewater System Revenue (Series
           A)
           5.00%, due 6/01/23 [FGIC]                                       2,184
   1,200   + Los Angeles Convention and Exhibition Center Authority
           Certificates of Participation
           9.00%, due 12/01/20
           (Prerefunded 12/01/05 @ 100)                                    1,464
   3,000   Los Angeles County California Certificates of
           Participation (Disney Parking Refund Project)
           4.75%, due 3/01/23 [AMBAC]                                      2,612
   3,450   Los Angeles Department of Water and Power Waterworks
           Revenue
           4.25%, due 10/15/34 [MBIA]                                      2,623
   3,585   Metropolitan Water District of Southern California
           Waterworks Revenue
           5.00%, due 7/01/37                                              3,161
   2,350   Palomar Pomerado Health System California Insured Revenue
           4.75%, due 11/01/23 [MBIA]                                      2,018
   4,435   Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]                                     3,805
   4,900   Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue
           5.00%, due 1/01/23                                              4,192
   2,500   San Bernardino County Certificates of Participation
           (Medical Center Financing Project)
           5.50%, due 8/01/24                                              2,280
   4,000   San Gabriel Valley School Finance Authority Revenue
           (Pomona Unified School District)
           5.50%, due 2/01/24                                              3,740
   5,000   San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue
           5.00%, due 1/01/33                                              4,220
   4,000   San Jose Redevelopment Agency (Merged Area Redevelopment
           Project Tax Allocation)
           4.75%, due 8/01/22                                              3,366

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $1,335   Southern California Public Power Authority Power Project
           Revenue (Multiple Projects)
           5.50%, due 7/01/20                                            $ 1,305
   5,500   State of California General Obligation Bonds
           4.75%, due 4/01/29                                              4,696
   4,635   Thousand Oaks Certificate of Participation Wastewater
           System Revenue
           4.875%, due 10/01/23 [FSA]                                      4,107
                                                                         -------
 TOTAL MUNICIPAL BONDS                                                    83,243
                                                                         -------

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 4.7%
  $4,126   SEI Tax Exempt Institutional Tax-Free Portfolio               $ 4,126
                                                                         -------
 TOTAL CASH EQUIVALENTS                                                    4,126
                                                                         -------
 TOTAL INVESTMENTS - 98.7%                                                87,369
 Other Assets, less Liabilities                                            1,148
                                                                         -------
 NET ASSETS                                                              $88,517
                                                                         =======
--------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]                                                  28.8%
  Financial Guaranty Insurance
   Corp. [FGIC]                                                             2.6
  AMBAC Indemnity Corp. [AMBAC]                                            13.7
  Financial Security Assurance,
   Inc. [FSA]                                                               4.9
                                                                           ----
                                                                           50.0%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO Municipal Bond Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       The performance of the SAFECO Municipal Bond Fund in 2000 has
BAUER been a vast improvement over 1999. For the six months and year ending June 30, the Fund outperformed its Lipper peers.

                 The Fund outperformed the Lehman Brothers Long Municipal Bond
              Index for the year as well due to its long maturities and concentration in discount bonds.

                 This year I have followed two themes: swapping similar
              securities to realize losses for tax purposes, and buying medium-grade hospital revenue bonds.

   Credit ratings in the hospital sector declined due to changes in Medicare reimbursement policies, and that caused their yields to rise. To add yield to the Fund, I bought hospital issues. In the first quarter we bought Altru which has an 82% share of the Grand Forks, North Dakota market. Its bonds, due in 2024 yield 7.20% are rated Baa-1 by Moodys. We also added Palmetto Health Alliance, which has 62% of the Columbia, South Carolina market. These bonds came to market at 7.55% and are rated Baa-1 by Moodys and BBB by S&P.

   In the second quarter we purchased University of Maryland Medical System. These bonds yielded 6.90% when I bought them on April 5. (The Bond Buyer Muni Bond Index was yielding 5.92% on that date.) They are rated Baa-1 by Moodys and BBB+ by Fitch. On June 8, I bought A2-rated West Virginia bonds at a yield of 6.95%. (The Muni Bond Index was yielding 6.02% at the time.) I also bought $7.5 million Dormitory Authority of the State of New York for Mt Sinai NYU Health Group at a yield of 6.64% and sold them three weeks later as they traded up to a premium on the original offering price.

   Hospital bonds now represent 13.5% of the net assets of the Fund, second only to electric utilities at 14.3%. I hope to increase the hospital positions, and subsequently the Fund's yield during the rest of this year.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                   PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                  With Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------

SAFECO Municipal Bond Fund
   Class A                                  0.74%      (3.79)%   4.35%    6.26%
   Class B                                  0.04%      (4.89)%   4.43%    6.47%
Lehman Brothers Long Municipal
 Bond Index                                  N/A         N/A      N/A      N/A
Lipper, Inc. (General Municipal
 Bond Funds)                                 N/A         N/A      N/A      N/A

Average Annual Total Return for the               Without Sales Charge
period ended June 30, 2000               Six-Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                                  5.51%       0.72%    5.31%    6.74%
   Class B                                  5.04%      (0.10)%   4.76%    6.47%
Lehman Brothers Long Municipal
 Bond Index                                 6.28%       0.89%    6.20%    7.55%
Lipper, Inc. (General Municipal
 Bond Funds)                                3.95%       0.98%    4.76%    6.41%

* Not Annualized


Investment Values

                                       Lehman Brothers Long
               Class A     Class B     Municipal Bond Index
               -------     -------     --------------------
6/30/90        10,000      10,000             10,000
7/31/90        10,192      10,192             10,177
8/31/90         9,926       9,926              9,934
9/30/90         9,907       9,907              9,919
10/31/90       10,096      10,096             10,129
11/30/90       10,377      10,377             10,386
12/31/90       10,420      10,420             10,431
1/31/91        10,585      10,585             10,572
2/28/91        10,631      10,631             10,646
3/31/91        10,644      10,644             10,671
4/30/91        10,822      10,822             10,836
5/31/91        10,932      10,932             10,964
6/30/91        10,894      10,894             10,943
7/31/91        11,067      11,067             11,112
8/31/91        11,235      11,235             11,272
9/30/91        11,415      11,415             11,436
10/31/91       11,537      11,537             11,555
11/30/91       11,500      11,500             11,569
12/31/91       11,856      11,856             11,845
1/31/92        11,753      11,753             11,838
2/29/92        11,784      11,784             11,856
3/31/92        11,769      11,769             11,886
4/30/92        11,880      11,880             12,000
5/31/92        12,081      12,081             12,175
6/30/92        12,342      12,342             12,411
7/31/92        12,817      12,817             12,866
8/31/92        12,554      12,554             12,693
9/30/92        12,578      12,578             12,749
10/31/92       12,304      12,304             12,536
11/30/92       12,681      12,681             12,890
12/31/92       12,894      12,894             13,057
1/31/93        13,019      13,019             13,180
2/28/93        13,582      13,582             13,793
3/31/93        13,369      13,369             13,627
4/30/93        13,553      13,553             13,813
5/31/93        13,630      13,630             13,927
6/30/93        13,910      13,910             14,189
7/31/93        13,856      13,856             14,204
8/31/93        14,225      14,225             14,567
9/30/93        14,384      14,384             14,770
10/31/93       14,423      14,423             14,797
11/30/93       14,241      14,241             14,619
12/31/93       14,526      14,526             14,996
1/31/94        14,702      14,702             15,173
2/28/94        14,267      14,267             14,670
3/31/94        13,543      13,543             13,795
4/30/94        13,555      13,555             13,901
5/31/94        13,718      13,718             14,063
6/30/94        13,566      13,566             13,895
7/31/94        13,879      13,879             14,252
8/31/94        13,889      13,889             14,282
9/30/94        13,546      13,546             13,951
10/31/94       13,256      13,256             13,522
11/30/94       12,984      12,984             13,165
12/31/94       13,328      13,328             13,632
1/31/95        13,818      13,818             14,232
2/28/95        14,399      14,399             14,812
3/31/95        14,504      14,504             14,990
4/30/95        14,482      14,482             14,983
5/31/95        15,156      15,156             15,621
6/30/95        14,831      14,831             15,333
7/31/95        14,902      14,902             15,411
8/31/95        15,095      15,095             15,629
9/30/95        15,207      15,207             15,751
10/31/95       15,525      15,525             16,132
11/30/95       15,956      15,956             16,549
12/31/95       16,190      16,190             16,806
1/31/96        16,243      16,243             16,878
2/29/96        16,064      16,064             16,673
3/31/96        15,697      15,697             16,368
4/30/96        15,579      15,579             16,302
5/31/96        15,605      15,605             16,310
6/30/96        15,834      15,834             16,561
7/31/96        16,029      16,029             16,725
8/31/96        15,972      15,972             16,704
9/30/96        16,294      16,294             17,075
10/31/96       16,495      16,473             17,283
11/30/96       16,858      16,828             17,654
12/31/96       16,705      16,665             17,548
1/31/97        16,617      16,570             17,513
2/28/97        16,783      16,728             17,702
3/31/97        16,491      16,428             17,396
4/30/97        16,681      16,622             17,602
5/31/97        16,967      16,886             17,943
6/30/97        17,162      17,083             18,173
7/31/97        17,867      17,766             18,834
8/31/97        17,552      17,444             18,584
9/30/97        17,776      17,670             18,851
10/31/97       17,920      17,792             19,014
11/30/97       18,047      17,911             19,183
12/31/97       18,404      18,232             19,534
1/31/98        18,571      18,405             19,743
2/28/98        18,552      18,380             19,733
3/31/98        18,560      18,367             19,760
4/30/98        18,385      18,187             19,654
5/31/98        18,764      18,566             20,039
6/30/98        18,888      18,665             20,125
7/31/98        18,913      18,679             20,171
8/31/98        19,241      18,994             20,534
9/30/98        19,496      19,237             20,819
10/31/98       19,371      19,115             20,752
11/30/98       19,465      19,185             20,857
12/31/98       19,463      19,185             20,878
1/31/99        19,693      19,388             21,082
2/28/99        19,554      19,253             20,994
3/31/99        19,548      19,235             21,055
4/30/99        19,615      19,275             21,074
5/31/99        19,449      19,102             20,908
6/30/99        19,068      18,730             20,526
7/31/99        19,045      18,683             20,516
8/31/99        18,704      18,337             20,094
9/30/99        18,585      18,222             19,989
10/31/99       18,253      17,872             19,521
11/30/99       18,423      18,027             19,794
12/31/99       18,199      17,810             19,485
1/31/00        18,050      17,640             19,275
2/29/00        18,399      17,971             19,686
3/31/00        18,919      18,482             20,404
4/30/00        18,710      18,266             20,163
5/31/00        18,574      18,107             19,976
6/30/00        19,206      18,712             20,708

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)...........................................       5.4%
  Weighted Average Maturity........................................ 24.1 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency
 Senior Lien Toll Road Revenue.........................................  4.5%
Illinois Educational Facilities Authority Adjustable Demand
 Revenue (University of Chicago).......................................  3.9
Massachusetts State Housing Finance Agency (Series B)..................  3.9
Alaska Housing Finance Corp. (General Housing Purpose).................  3.3
West Virginia State Hospital Finance Authority (Charleston Area
 Medical Center) Series A..............................................  3.2

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
California..............................................................  14%
Massachusetts...........................................................  12
Texas...................................................................   9
Indiana.................................................................   9
New York................................................................   8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA:                  45%
2 A:                    19%
3 BBB:                  18%
4 AA:                   13%
5 Cash & Other:          2%
6 Not Rated:             2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.5%

 Alaska - 3.3%
  $17,000  Alaska Housing Finance Corp. (General Housing Purpose)
           5.00%, due 12/01/18                                         $ 15,224
      105  Alaska Housing Finance Corp. Collateralized (Veterans
           Mortgage Program)
           6.50%, due 6/01/31                                               105

 Arizona - 1.8%
    9,800  Phoenix Civic Improvement Corp. Wastewater System Lease
           Revenue
           4.75%, due 7/01/23                                             8,369

 California - 13.8%
    5,000  Los Angeles Wastewater System Revenue
           4.70%, due 11/01/19 [FGIC]                                     4,378
    3,550  + Northern California Power Agency Geothermal Project
           Revenue
           5.00%, due 7/01/09
           (Prerefunded 7/01/08 @ 100)                                    3,615
    6,400  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]                                    5,492
   11,995  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           5.80%, due 8/01/34 [FSA]                                      12,075
    2,000  Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue
           5.00%, due 1/01/23                                             1,711
    6,690  Sacramento County Sanitation District Finance Authority
           Revenue
           4.75%, due 12/01/23                                            6,049
    8,010  San Joaquin County Public Facilities Financing Corp.
           Certificates of Participation Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]                                     7,089
   25,000  San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue
           5.00%, due 1/01/33                                            21,101

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $ 3,165  Southern California Public Power Authority Power Project
           Revenue (Multiple Projects)
           5.50%, due 7/01/20                                          $  3,094

 Colorado - 0.2%
    1,000  Colorado Housing Finance Authority Multi-Family Mortgage
           Revenue
           8.30%, due 10/01/23                                            1,073

 Florida - 0.6%
    2,750  Mid-Bay Bridge Authority Revenue
           6.05%, due 10/01/22                                            2,609

 Georgia - 2.6%
    6,750  + Atlanta Water and Sewage Revenue
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @ 100)                                    6,664
    5,000  Municipal Electric Authority Project One Special
           Obligation Fourth Crossover Series
           6.50%, due 1/01/20                                             5,430

 Illinois - 6.5%
    2,000  Chicago Illinois Sales Tax Revenue
           5.375%, due 1/01/27 [FGIC]                                     1,865
   17,500  + Illinois Educational Facilities Authority Adjustable
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)                                  18,294
    5,000  + Metropolitan Pier and Exposition Authority Mccormick
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)                                         5,782
    4,770  University of Illinois Auxiliary Facilities System
           Revenue
           5.75%, due 4/01/22                                             4,734

 Indiana - 8.6%
      200  Beech Grove Economic Development Revenue (Westvaco Corp.)
           8.75%, due 7/01/10                                               204
   11,000  + East Chicago Elementary School Building Corp. First
           Mortgage
           7.00%, due 1/15/16
           (Prerefunded 1/15/03 @ 102)                                   11,770

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $ 7,715  Hammond Multi-School Building Corp. First Mortgage
           Revenue
           6.20%, due 7/10/15                                          $  7,838
   17,550  Indiana State Development Finance Authority Environmental
           Revenue
           5.60%, due 12/10/32                                           14,766
    6,450  + Indianapolis Gas Utility System Revenue
           4.00%, due 6/01/11 [FGIC]
           (Escrowed to Maturity)                                         5,752

 Maryland - 2.8%
    5,125  Baltimore Project and Revenue (Water Projects)
           5.00%, due 7/01/24 [FGIC]                                      4,653
    5,000  Maryland Health and Higher Educational Facilities
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]                                      4,292
    4,000  MHHEA Facilities Revenue
           6.75%, due 7/01/30                                             4,028

 Massachusetts - 11.5%
    5,750  Massachusetts Bay Transportation Authority System Revenue
           4.50%, due 3/01/26 [MBIA]                                      4,672
    5,140  Massachusetts Housing Finance Agency Housing Revenue
           6.20%, due 7/01/38 [AMBAC]                                     5,153
   20,000  Massachusetts State Housing Finance Agency (Series B)
           5.40%, due 12/01/28 [MBIA]                                    18,270
    8,000  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]                                      6,905
   10,000  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series A)
           5.125%, due 1/01/23 [MBIA]                                     8,875
    8,985  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]                                     7,935
    2,500  Massachusetts Water Resources Authority Revenue
           4.75%, due 12/01/23                                            2,107

 Michigan - 1.0%
    5,250  Detroit Water Supply System Revenue
           4.75%, due 7/01/19 [FGIC]                                      4,549

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
 Mississippi - 0.9%
  $ 5,000  Harrison County Wastewater Management and Solid Waste
           Revenue
           4.75%, due 2/01/27 [FGIC]                                   $  4,215

 Missouri - 0.9%
    4,000  Missouri Health and Education Facilities Authority
           Educational Facilities Revenue
           4.75%, due 11/15/37                                            3,223
    1,000  Missouri Health and Education Facilities Authority
           Educational Facilities Revenue
           5.00%, due 11/15/37                                              849

 New Jersey - 0.2%
      840  + New Jersey Turnpike Authority Revenue
           10.375%, due 1/01/03
           (Escrowed to Maturity)                                           910

 New Mexico - 0.5%
    2,350  Farmington Collateralized Pollution Control Revenue
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08                                             2,261

 New York - 7.8%
    2,570  Metropolitan Transportation Authority New York Dedicated
           Tax Fund
           4.75%, due 4/01/28 [FGIC]                                      2,168
    2,100  New York City Municipal Water Finance Authority Water and
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]                                      1,935
    1,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.00%, due 7/01/15                                             1,440
    5,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.25%, due 5/15/15                                             5,422
    4,400  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/11                                             5,042
    5,250  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/13                                             6,258

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $10,500  Port Authority New York & New Jersey Consolidated Revenue
           4.375%, due 10/01/33 [FGIC]                                 $  8,140
    6,500  Urban Development Corp. Correctional Facilities Revenue
           5.375%, due 1/01/25                                            5,982

 North Carolina - 5.2%
   11,000  North Carolina Eastern Municipal Power Agency Power
           System Revenue
           6.00%, due 1/01/22                                            10,307
   10,885  North Carolina Medical Care Commission Health Care
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]                                      9,085
    3,720  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                     3,099
    2,280  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                     1,899

 North Dakota - 0.6%
    3,000  Grand Forks North Dakota Health Care System Revenue
           (Altru Health System)
           7.125%, due 8/15/24                                            2,964

 Oklahoma - 1.2%
    5,590  McGee Creek Authority Water Revenue
           6.00%, due 1/01/23 [MBIA]                                      5,839

 Pennsylvania - 1.8%
    5,000  Southeastern Pennsylvania Transportation Authority
           (Series A)
           4.75%, due 3/01/29 [FGIC]                                      4,191
    5,000  University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA]                                     4,329

 South Carolina - 5.5%
      755  Charleston County Pollution Control Facilities Revenue
           5.90%, due 8/01/03                                               755
    5,500  Pickens and Richland Counties Hospital Facilities Revenue
           5.75%, due 8/01/21 [AMBAC]                                     5,394

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
  $15,000  Piedmont Municipal Power Agency South Carolina Electric
           Revenue
           5.25%, due 1/01/21 [MBIA]                                  $ 12,249
    7,500  South Carolina Jobs--Economic Development Authority
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21                                          7,613

 Texas - 9.3%
    7,000  Austin Combined Utility Revenue
           4.25%, due 5/15/28 [MBIA]                                     5,353
   10,000  Austin Combined Utility System Revenue
           12.50%, due 11/15/07 [MBIA]                                  14,513
    1,545  Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01                                          1,664
      255  + Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01
           (Escrowed to Maturity)                                          275
       15  + Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01
           (Prerefunded Various Dates/Prices)                               16
   14,300  Hurst-Euless-Bedford Texas Independent School District
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]                                     11,597
    5,350  North East Texas School District General Obligation
           4.50%, due 10/01/28 [PSF]                                     4,279
    4,500  San Antonio Electric & Gas Revenue
           4.50%, due 2/01/21                                            3,740
    2,260  Texas Municipal Power Agency Revenue
           5.50%, due 9/01/13 [FGIC]                                     2,260

 Utah - 1.0%
    5,635  Weber County Utah Hospital Revenue (IHC Health Services)
           5.00%, due 8/15/30 [AMBAC]                                    4,819

 Virginia - 0.8%
    1,250  Loudoun County Sanitation Authority Water and Sewer
           Revenue
           4.75%, due 1/01/30 [MBIA]                                     1,049

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $ 3,240  Prince William County Authority Water and Sewer Systems
           Revenue
           4.75%, due 7/01/29 [FGIC]                                   $  2,722

 Washington - 6.9%
    5,055  Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18                                             6,176
    2,200  + Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18
           (Prerefunded 9/01/06 @ 106)                                    2,748
    2,500  King County Housing Authority Pooled Housing Revenue
           6.80%, due 3/01/26                                             2,555
    1,650  King County Limited Tax General Obligation (Various
           Purposes)
           4.75%, due 1/01/19                                             1,435
    2,255  King County Public Hospital District #1 Hospital
           Facilities Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]                                     2,191
    2,800  Lewis County Public Utility District #1 Cowlitz Falls
           Hydroelectric Project Revenue
           6.00%, due 10/01/24                                            2,806
    3,172  Seattle Housing Authority Low Income Housing Revenue (Mt.
           Zion Project)
           6.60%, due 8/20/38                                             3,290
    6,290  Vancouver Washington Housing Authority Revenue
           (Springbrook Square)
           5.65%, due 3/01/31                                             5,320
    3,000  Washington Health Care Facilities Authority Revenue (Fred
           Hutchinson Cancer Research Center)
           7.375%, due 1/01/18                                            3,094
    2,610  Washington Public Power Supply System Nuclear Project #3
           Revenue
           5.50%, due 7/01/18 [AMBAC]                                     2,523
 West Virginia - 3.2%
   15,000  West Virginia State Hospital Finance Authority
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30                                            14,941
                                                                       --------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
 TOTAL MUNICIPAL BONDS                                                 $461,457
                                                                       --------

 CASH EQUIVALENTS - 0.2%
  $   982  Federated Tax-Exempt Money Market Fund, Inc.                     982
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                     982
                                                                       --------
 TOTAL INVESTMENTS - 98.7%                                              462,439
 Other Assets, less Liabilities                                           6,128
                                                                       --------
 NET ASSETS                                                            $468,567
                                                                       ========
-------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors Assurance Corp. [MBIA]                          24.1%
  Financial Guaranty Insurance Corp. [FGIC]                                11.1
  AMBAC Indemnity Corp. [AMBAC]                                             5.5
  Financial Security Assurance, Inc. [FSA]                                  2.6
  Texas Permanent School Fund [PSF]                                         3.4
                                                                           ----
                                                                           46.7%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                            SAFECO Money Market Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]          The returns on the SAFECO Money Market Fund exceeded the
LESLIE FOX    Lipper average for taxable money market funds for the six and twelve months ended June 30. The Fund's 12-month return was higher than the 3.7% year-over-year increase in the Consumer
              Price Index.

                 The portfolio continues to outperform its peers for three
              reasons. One, our short average maturity (46 days at June 30) allows us to take advantage of increasing short-term rates. Two, we have a high percentage of floating rate notes which reset with higher interest rates. (At June 30, the portfolio held 44.3% floating rate notes, 19.3% of which are taxable municipal securities.) And, three, we purchase some higher-yielding tier-1 eligible paper that has some tier-2 ratings. (All securities purchased for the Fund have at least two ratings in the top category giving the Fund a Tier-one status.)

                 The portfolio currently has a "barbell" structure. Most of the cash is invested in short-term securities or floating rate
[PHOTO]       notes under 60 days. About 10% of the portfolio is invested in
NAOMI URATA   issues maturing in greater than 180 days, locking in higher yields there. This has proved to be an effective strategy because short-term rates have risen rapidly; and because the market anticipates higher rates, thus paying the investor well for locking in yields up to 13 months.

   The average maturity of the Fund was no longer than 90 days at any point during the period and no individual investment had a maturity longer than 397 days. Assets were diversified among different industries so that no more than 25% of assets were invested in any one sector.

   The Fed raised overnight interest rates from 6.00% to 6.50% at its May meeting but held steady in June. Although there is increasing uncertainty about the Fed's future actions, currently high one-year interest rates indicate that the market anticipates some rate increases. We will manage the fund accordingly.

Lesley Fox

Naomi Urata

--------------------------------------------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Ms. Fox earned her MBA, Finance, at George Washington University.

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds an MBA from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                   Weighted Average Maturity        46 days

                     PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000             Six-Month*  1 Year   5 Year   10 Year
----------------------------------------------------------------------------
SAFECO Money Market Fund
  Class A                                2.77%      5.32%    4.94%    4.63%
  Class B                                2.77%      5.36%    4.91%    4.61%
  Class C                                2.77%      5.36%    4.91%    4.61%
Lipper, Inc. (Money Market Funds)        2.66%      5.06%    4.92%    4.69%

* Not Annualized
Weighted Average Maturity 46 days

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
 COMMERCIAL PAPER - 43.0%

 Asset Backed Securities - 9.7%
  $11,000  Apreco, Inc.
           6.60%, due 7/24/00                                          $ 10,950
    6,000  Apreco, Inc.
           6.56%, due 7/31/00                                             5,969
    5,000  Apreco, Inc.
           6.60%, due 7/24/00                                             4,981
    6,000  Moat Funding LLC
           6.18%, due 7/17/00                                             5,986
    5,000  Moat Funding LLC
           6.56%, due 7/28/00                                             4,977

 Consumer Finance - 4.1%
    6,000  Countrywide Funding Corp.
           6.55%, due 7/05/00                                             5,998
    3,300  Countrywide Funding Corp.
           6.90%, due 7/07/00                                             3,297

 Financial (Diversified) - 14.6%
    6,000  Associates First Capital BV
           6.58%, due 7/06/00                                             5,997
    5,700  Associates First Capital BV
           6.58%, due 7/13/00                                             5,690
    5,000  Cafco
           6.62%, due 8/04/00                                             4,971
    5,000  Island Finance
           6.60%, due 7/10/00                                             4,994
    1,600  PHH Corporation
           6.73%, due 7/07/00                                             1,599
    6,000  PHH Corporation
           6.77%, due 7/20/00                                             5,981
    3,700  PHH Corporation
           6.77%, due 7/21/00                                             3,687

 Investment Banking & Brokerage - 6.1%
    3,500  Goldman Sachs Group, LP
           6.53%, due 7/11/00                                             3,495
    4,200  Lehman Brothers Holdings, Inc.
           6.19%, due 9/07/00                                             4,152
    6,000  Salomon Smith Barney
           6.52%, due 7/03/00                                             6,000

 Photography/Imaging - 5.0%
    5,000  Xerox Corp.
           6.76%, due 7/05/00                                             4,998
    6,380  Xerox Corp.
           7.20%, due 7/05/00                                             6,377

 Trucks & Parts - 3.5%
    2,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/07/00 (MBIA)                                      1,998

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $ 6,000  Cooperative Association of Tractor Dealers
           6.57%, due 7/14/00 [MBIA]                                   $  5,988
                                                                       --------
 TOTAL COMMERCIAL PAPER                                                  97,135
                                                                       --------

 CORPORATE BONDS - 37.5%

 Banks (Major Regional) - 5.7%
    5,000  First Union Corp.
           5.625%, due 2/12/01                                            4,970
    3,000  MBNA Corp.
           7.22%, due 2/09/01                                             3,004
    5,000  MBNA Corp.
           7.425%, due 9/01/00
           Put Date 9/01/00                                               5,001

 Banks (Regional) - 4.8%
   10,635  PNC Funding Corp.
           9.875 %, due 3/01/01                                          10,820

 Consumer Finance - 0.9%
    1,630  Countrywide Funding Corp.
           5.62%, due 10/16/00                                            1,626
      500  Countrywide Funding Corp.
           7.32%, due 8/15/00                                               501

 Financial (Diversified) - 1.2%
    2,625  Heller Financial, Inc.
           5.875%, due 11/01/00                                           2,620

 Health Care (Specialized Services) - 3.2%
    7,300  Everett Clinic
           6.72%, due 12/01/21
           Put Date 7/06/00                                               7,300

 Homebuilding - 3.1%
    6,933  Summer Station Apartments, LLC
           6.67%, due 6/01/19
           Put Date 7/05/00                                               6,933

 Insurance (Life & Health) - 4.9%
   11,000  First Allamerica Financial
           6.68%, due 8/05/04
           Put Date 8/05/00                                              11,000

 Investment Banking & Brokerage - 10.7%
    8,000  # Goldman Sachs Group, Inc. (144A)
           6.935%, due 7/13/01                                            8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 2000
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
  $8,000   Lehman Brothers Holdings, Inc.
           6.775%, due 5/23/01
           Put Date 9/07/00                                            $  8,000
   8,100   Morgan Stanley Dean Witter Co.
           6.90%, due 3/13/01
           Put Date 12/12/00                                              8,100

 Telecommunications (Equipment) - 3.0%
   6,870   AT&T Capital Corp.
           6.25%, due 5/15/01                                             6,839
                                                                       --------
 TOTAL CORPORATE BONDS                                                   84,714
                                                                       --------

 MUNICIPAL BONDS - 19.3%

 Health Care (Diversified) - 3.7%
     100   Bell County Health Facilities Development Revenue
           7.05%, due 7/01/00
           Put Date 7/06/00                                                 100
     150   Maury County Health and Educational Facilities Board
           Healthcare Revenue
           7.05%, due 12/01/00
           Put Date 7/06/00                                                 150
   8,100   New Hampshire Business Finance Authority Revenue
           7.50%, due 6/01/28
           Put Date 7/06/00                                               8,100

 Health Care (Long-Term Care) - 7.7%
   3,150   Bowie Assisted Living
           7.05%, due 7/01/23
           Put Date 7/05/00                                               3,150
   2,950   Maryland Health and Higher Education Facilities Authority
           Revenue (University of Maryland Medical System)
           7.00%, due 7/01/29
           Put Date 7/05/00                                               2,950
   6,185   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 1/01/28
           Put Date 7/05/00                                               6,185
     200   Maryland Health and Higher Education Facilities Authority
           Revenue
           7.00%, due 7/01/27
           Put Date 7/06/00                                                 200
   4,900   Village Green Finance Co.
           6.67%, due 11/01/22
           Put Date 7/05/00                                               4,900

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                (000's)
-------------------------------------------------------------------------------
 Homebuilding - 3.0%
  $1,000   Breckenridge Terrace LLC Tax Revenue
           6.73438%, due 5/01/39
           Put Date 7/06/00                                            $  1,000
   2,000   Eagle County Colorado Housing Facilities Revenue
           6.734%, due 5/01/39
           Put Date 7/06/00                                               2,000
   3,885   Tenderfoot Seasonal Housing Facilities Revenue
           6.734%, due 7/01/35
           Put Date 7/06/00                                               3,885

 Muni's (Municipalities) - 0.5%
   1,025   Allentown General Obligation Unlimited
           5.80%, due 11/15/00                                            1,022

 Retail (General Merchandise) - 3.5%
   8,000   Racetrac Capital, LLC
           6.67%, due 4/01/18
           Put Date 7/05/00                                               8,000

 Services (Commercial & Consumer) - 0.9%
   2,000   Wake Forest University
           6.67%, due 7/01/17
           Put Date 7/05/00                                               2,000
                                                                       --------
 TOTAL MUNICIPAL BONDS                                                   43,642
                                                                       --------

 CASH EQUIVALENTS - 0.3%

 Investment Companies
     625   AIM Short-Term Investments Co. Liquid Assets Money
           Market Portfolio (Institutional Shares)                          625
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                     625
                                                                       --------
 TOTAL INVESTMENTS - 100.1%                                             226,116
 Other Assets, less Liabilities                                             (70)
                                                                       --------
 NET ASSETS                                                            $226,046
                                                                       ========
-------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $8,000,000 and the total value is 3.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                              As of June 30, 2000
                                  (Unaudited)


                                                                         SAFECO
                                              SAFECO GROWTH     SAFECO DIVIDEND
(In Thousands,                                OPPORTUNITIES     EQUITY   INCOME
Except Per-Share Amounts)                              FUND       FUND     FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                              $773,429 $1,262,379 $200,654
                                                   ======== ========== ========
 Investments, at Value
  Unaffiliated Issuers                             $435,309 $1,793,495 $240,118
  Affiliated Issuers                                300,052         --       --
                                                   -------- ---------- --------
   Total Investments at Value                       735,361  1,793,495  240,118
 Cash                                                    --         --       --
 Receivables
  Investment Securities Sold                          6,693         --    1,201
  Trust Shares Sold                                     614        173        1
  Dividends and Interest                                 40        765      470
  From Advisor                                            8          9        1
Deferred Organization Expense                            --         --       --
                                                   -------- ---------- --------
   Total Assets                                     742,716  1,794,442  241,791
Liabilities
 Payables
  Investment Securities Purchased                       951         --       --
  Trust Shares Redeemed                                  15         30       --
  Notes Payable                                          --         10       --
  Dividends                                              --      2,301      946
  Investment Advisory Fees                              430        971      152
  Forward Currency Contracts Open, Net                   --         --       --
  Other                                                 432        585       98
                                                   -------- ---------- --------
   Total Liabilities                                  1,828      3,897    1,196
                                                   -------- ---------- --------
Net Assets                                         $740,888 $1,790,545 $240,595
                                                   ======== ========== ========
 No-Load Class:
  Net Assets                                       $699,427 $1,705,736 $237,502
  Trust Shares Outstanding                           30,620     73,565   11,602
                                                   -------- ---------- --------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                      $  22.84 $    23.19 $  20.47
                                                   ======== ========== ========
 Class A:
  Net Assets                                       $ 28,017 $   60,640 $  1,261
  Trust Shares Outstanding                            1,232      2,611       61
                                                   -------- ---------- --------
  Net Asset Value and Redemption Price Per
   Share                                           $  22.73 $    23.22 $  20.57
                                                   ======== ========== ========
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)               $  24.12 $    24.64 $  21.82
                                                   ======== ========== ========
 Class B:
  Net Assets                                       $ 13,339 $   24,061 $  1,734
  Trust Shares Outstanding                              606      1,049       84
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  22.01 $    22.94 $  20.60
                                                   ======== ========== ========
 Class C:
  Net Assets                                       $    105 $      108 $     98
  Trust Shares Outstanding                                5          5        5
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  22.01 $    22.95 $  20.64
                                                   ======== ========== ========

--------------------------------------------------------------------------------
* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SAFECO             SAFECO           SAFECO                SAFECO             SAFECO
NORTHWEST      INTERNATIONAL         BALANCED         SMALL COMPANY         U.S. VALUE
     FUND         STOCK FUND             FUND            VALUE FUND               FUND
--------------------------------------------------------------------------------------

 $100,214            $31,721          $18,567               $30,024             $9,294
 ========            =======          =======               =======             ======

 $154,211            $42,131          $19,081               $30,521             $9,700
       --                 --               --                    --                 --
 --------            -------          -------               -------             ------
  154,211             42,131           19,081                30,521              9,700
       --              1,118               --                    --                 --
       --                158               --                    --                 --
      117                 --               --                   203                 --
       12                116               96                    29                 13
        1                 12                6                     7                  5
       --                  2                4                     2                  7
 --------            -------          -------               -------             ------
  154,341             43,537           19,187                30,762              9,725
       --                 70               --                 1,334                 --
       --                 --               --                    --                 --
       --                 --               --                    --                310
       --                 --              128                    --                 24
       91                 39               12                    19                  6
       --                  2               --                    --                 --
       70                 56               28                    37                 27
 --------            -------          -------               -------             ------
      161                167              168                 1,390                367
 --------            -------          -------               -------             ------
 $154,180            $43,370          $19,019               $29,372             $9,358
 ========            =======          =======               =======             ======
 $139,376            $40,056          $15,169               $27,262             $8,485
    5,129              2,411            1,320                 2,187                750
 --------            -------          -------               -------             ------
 $  27.17            $ 16.61          $ 11.49               $ 12.47             $11.32
 ========            =======          =======               =======             ======
 $  7,304            $ 1,479          $ 1,970               $   914             $  310
      273                 90              171                    74                 27
 --------            -------          -------               -------             ------
 $  26.79            $ 16.54          $ 11.53               $ 12.28             $11.31
 ========            =======          =======               =======             ======
 $  28.42            $ 17.55          $ 12.23               $ 13.03             $12.00
 ========            =======          =======               =======             ======
 $  7,378            $ 1,733          $ 1,880               $ 1,196             $  563
      282                107              164                   101                 50
 --------            -------          -------               -------             ------
 $  26.12            $ 16.15          $ 11.50               $ 11.90             $11.26
 ========            =======          =======               =======             ======
 $    122            $   102               --                    --                 --
        5                  6
 --------            -------
 $  26.12            $ 16.14
 ========            =======

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                              As of June 30, 2000
                                  (Unaudited)

                                               SAFECO             SAFECO  SAFECO
(In Thousands,                             HIGH-YIELD  INTERMEDIATE-TERM    GNMA
Except Per-Share Amounts)                   BOND FUND U.S. TREASURY FUND    FUND
--------------------------------------------------------------------------------
Assets
 Investments, at Cost                         $69,659            $19,310 $37,539
                                              =======            ======= =======
 Investments, at Value                        $64,696            $19,311 $37,148
 Receivables
  Trust Shares Sold                                 1                 --      --
  Interest                                      1,271                293     263
  Receivable From Advisor                           5                  5       4
                                              -------            ------- -------
   Total Assets                                65,973             19,609  37,415
Liabilities
 Payables
  Investment Securities Purchased               1,960                 --      --
  Notes Payable                                    --                 --      65
  Dividends                                       508                 89     214
  Investment Advisory Fees                         35                  9      18
  Transfer Agent Fees                              13                  5       6
  Other                                            22                 16      16
                                              -------            ------- -------
   Total Liabilities                            2,538                119     319
                                              -------            ------- -------
Net Assets                                    $63,435            $19,490 $37,096
                                              =======            ======= =======
 No-Load Class:
  Net Assets                                  $61,056            $17,860 $36,894
  Trust Shares Outstanding                      7,758              1,780   4,072
                                              -------            ------- -------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                 $  7.87            $ 10.03 $  9.06
                                              =======            ======= =======
 Class A:
  Net Assets                                  $ 1,220            $   962     101
  Trust Shares Outstanding                        155                 96      11
                                              -------            ------- -------
  Net Asset Value and Redemption Price Per
   Share                                      $  7.87            $ 10.04 $  9.07
                                              =======            ======= =======
  Maximum Offering Price Per Share (Net
   Asset Value Plus Sales Charge of 4.5%)     $  8.24            $ 10.51 $  9.50
                                              =======            ======= =======
 Class B:
  Net Assets                                  $ 1,059            $   668 $   101
  Trust Shares Outstanding                        134                 67      11
                                              -------            ------- -------
  Net Asset Value and Offering Price Per
   Share*                                     $  7.87            $ 10.04 $  9.07
                                              =======            ======= =======
 Class C:
  Net Assets                                  $   100                 --      --
  Trust Shares Outstanding                         13
                                              -------
  Net Asset Value and Offering Price Per
   Share *                                    $  7.87
                                              =======

--------------------------------------------------------------------------------
* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO                       SAFECO                    SAFECO                       SAFECO
  MANAGED          CALIFORNIA TAX-FREE                 MUNICIPAL                 MONEY MARKET
BOND FUND                  INCOME FUND                 BOND FUND                         FUND
---------------------------------------------------------------------------------------------
   $7,932                      $87,022                  $440,578                     $226,116
   ======                      =======                  ========                     ========
   $7,838                      $87,369                  $462,439                     $226,116
       --                          200                        --                           --
       88                        1,381                     8,556                        1,292
        4                           --                        --                           38
   ------                      -------                  --------                     --------
    7,930                       88,950                   470,995                      227,446
       --                           --                        --
       --                           --                        --                           --
       41                          375                     2,179                         1192
        3                           37                       194                          100
        2                            6                        24                           61
       14                           15                        31                           47
   ------                      -------                  --------                     --------
       60                          433                     2,428                        1,400
   ------                      -------                  --------                     --------
   $7,870                      $88,517                  $468,567                     $226,046
   ======                      =======                  ========                     ========
   $6,655                      $86,790                  $467,114                     $222,031
      835                        7,503                    35,225                      222,031
   ------                      -------                  --------                     --------
   $ 7.97                      $ 11.57                  $  13.26                     $   1.00
   ======                      =======                  ========                     ========
   $  511                      $   693                  $    700                     $  3,104
       64                           60                        53                        3,104
   ------                      -------                  --------                     --------
   $ 7.97                      $ 11.58                  $  13.27                     $   1.00
   ======                      =======                  ========                     ========
   $ 8.35                      $ 12.13                  $  13.90                           --
   ======                      =======                  ========                     ========
   $  704                      $ 1,034                  $    753                     $    811
       88                           89                        57                          811
   ------                      -------                  --------                     --------
   $ 7.96                      $ 11.57                  $  13.24                     $   1.00
   ======                      =======                  ========                     ========
       --                           --                        --                     $    100
                                                                                          100
                                                                                     --------
                                                                                     $   1.00
                                                                                     ========

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six-Month Period Ended June 30, 2000
                                  (Unaudited)

                                                                        SAFECO
                                            SAFECO GROWTH     SAFECO  DIVIDEND
                                            OPPORTUNITIES     EQUITY    INCOME
(In Thousands)                                       FUND       FUND      FUND
------------------------------------------------------------------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld
   of $61 in the International Fund)             $    915  $  12,188  $  3,473
  Interest                                            184      1,492        55
                                                 --------  ---------  --------
    Total Investment Income                         1,099     13,680     3,528
Expenses
  Investment Advisory                               2,626      5,761       914
  Transfer Agent                                    1,196      1,977       300
  Fund Accounting and Administration                  149        259        96
  Shareholder Service--Class A                         36         74         2
                     --Class B                         18         32         2
  Distribution--Class B                                53         95         7
  Legal and Auditing                                   18         39        13
  Custodian                                            26         77        13
  Registration                                         40         54        18
  Reports to Shareholders                             131        179        21
  Trustees                                              4          8         3
  Loan Interest Expense                                41          2         5
  Other                                                64        115        18
                                                 --------  ---------  --------
    Total Expenses Before Reimbursement             4,402      8,672     1,412
  Expense Reimbursement                               (43)       (50)       (4)
                                                 --------  ---------  --------
    Total Expenses After Reimbursement              4,359      8,622     1,408
                                                 --------  ---------  --------
Net Investment Income (Loss)                       (3,260)     5,058     2,120
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
  Net Realized Gain from:
   Investments in Unaffiliated Issuers             17,231     83,446    10,776
   Investments in Affiliated Issuers               11,896         --        --
   Foreign Currency Transactions                       --         --        --
                                                 --------  ---------  --------
    Total Net Realized Gain                        29,127     83,446    10,776
  Net Change in Unrealized Appreciation
   (Depreciation)                                 (38,076)  (166,643)  (35,914)
                                                 --------  ---------  --------
Net Gain (Loss) on Investments and Foreign
 Currency                                          (8,949)   (83,197)  (25,138)
                                                 --------  ---------  --------
  Net Change in Net Assets Resulting from
   Operations                                    $(12,209) $ (78,139) $(23,018)
                                                 ========  =========  ========
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SAFECO            SAFECO          SAFECO               SAFECO            SAFECO
NORTHWEST     INTERNATIONAL        BALANCED        SMALL COMPANY        U.S. VALUE
     FUND        STOCK FUND            FUND           VALUE FUND              FUND
-----------------------------------------------------------------------------------
   $  304           $   370           $ 129              $    81             $ 101
       96                47             260                   39                 4
   ------           -------           -----              -------             -----
      400               417             389                  120               105
      481               210              70                  112                35
      162                61              31                   45                13
       62                19               9                   14                 4
        8                 2               3                    1                --
        8                 2               3                    2                 1
       24                 6               8                    5                 2
       11                10               9                    9                 9
        5                33               3                    4                 2
       16                12              10                   10                12
       10                 6               6                    9                 2
        3                 3               3                    3                 3
       --                --              --                   --                --
        6                 6               4                    5                 3
   ------           -------           -----              -------             -----
      796               370             159                  219                86
       (7)              (65)            (35)                 (39)              (28)
   ------           -------           -----              -------             -----
      789               305             124                  180                58
   ------           -------           -----              -------             -----
     (389)              112             265                  (60)               47
    3,346             1,698              37                2,909               229
       --                --              --                   --                --
       --                45              --                   --                --
   ------           -------           -----              -------             -----
    3,346             1,743              37                2,909               229
    4,956            (2,108)           (717)              (3,447)             (800)
   ------           -------           -----              -------             -----
    8,302              (365)           (680)                (538)             (571)
   ------           -------           -----              -------             -----
   $7,913           $  (253)          $(415)             $  (598)            $(524)
   ======           =======           =====              =======             =====
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six-Month Period Ended June 30, 2000
                                  (Unaudited)

                                                     SAFECO              SAFECO
                                                 HIGH-YIELD   INTERMEDIATE-TERM
(In Thousands)                                    BOND FUND  U.S. TREASURY FUND
-------------------------------------------------------------------------------
Investment Income
  Interest                                          $ 3,076                $638
  Dividends                                             137                  --
                                                    -------                ----
    Total Investment Income                           3,213                 638
Expenses
  Investment Advisory                                   211                  54
  Transfer Agent                                         75                  27
  Fund Accounting and Administration                     29                   9
  Shareholder Service--Class A                            2                   1
  --Class B                                               2                   1
  Distribution--Class B                                   5                   3
  Legal and Auditing                                     10                   9
  Custodian                                               4                   1
  Registration                                           16                  12
  Reports to Shareholders                                10                   3
  Trustees                                                3                   3
  Interest                                                2                  --
  Other                                                   3                   2
                                                    -------                ----
    Total Expenses Before Reimbursement                 372                 125
  Expense Reimbursement                                 (21)                (28)
                                                    -------                ----
    Total Expenses After Reimbursement                  351                  97
                                                    -------                ----
Net Investment Income                                 2,862                 541
Net Realized and Unrealized Gain (Loss) on
 Investments
  Net Realized Gain (Loss) on Investments            (1,949)               (477)
   Net Change in Unrealized Appreciation
    (Depreciation)                                   (2,286)                553
                                                    -------                ----
Net Gain (Loss) on Investments                       (4,235)                 76
                                                    -------                ----
  Net Change in Net Assets Resulting from
   Operations                                       $(1,373)               $617
                                                    =======                ====
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SAFECO        SAFECO                     SAFECO           SAFECO              SAFECO
  GNMA       MANAGED        CALIFORNIA TAX-FREE        MUNICIPAL        MONEY MARKET
  FUND     BOND FUND                INCOME FUND        BOND FUND                FUND
-------------------------------------------------------------------------------------
$1,401          $269                     $2,476          $13,967              $7,507
    --            --                         --               --                  --
------          ----                     ------          -------              ------
 1,401           269                      2,476           13,967               7,507
   103            19                        211            1,102                 598
    38             9                         35              142                 364
    17             3                         38              116                  94
    --             1                          1                1                  --
    --             1                          1                1                  --
    --             3                          3                3                  --
    11             9                         10               13                  11
     3             2                          4               14                  10
    10            13                          3               21                  43
     4             1                          5               16                  32
     3             3                          3                4                   4
    --            --                         --                2                   4
     1             1                          4               19                  13
------          ----                     ------          -------              ------
   190            65                        318            1,454               1,173
   (11)          (25)                        --               --                (211)
------          ----                     ------          -------              ------
   179            40                        318            1,454                 962
------          ----                     ------          -------              ------
 1,222           229                      2,158           12,513               6,545
  (737)         (174)                    (1,609)          (1,664)                 --
   556           244                      5,463           14,706                  --
------          ----                     ------          -------              ------
  (181)           70                      3,854           13,042                  --
------          ----                     ------          -------              ------
$1,041          $299                     $6,012          $25,555              $6,545
======          ====                     ======          =======              ======

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                                  (Unaudited)


                                SAFECO                   SAFECO                  SAFECO
                  GROWTH OPPORTUNITIES                   EQUITY         DIVIDEND INCOME
                                  FUND                     FUND                    FUND
                 ----------------------  -----------------------  ----------------------
                 Six-Month                                        Six-Month
                    Period                Six-Month                  Period
                     Ended   Year Ended      Period   Year Ended      Ended   Year Ended
                   June 30  December 31  Ended June  December 31    June 30  December 31
                      2000         1999     30 2000         1999       2000         1999
-----------------------------------------------------------------------------------------
Operations
 Net Investment
  Income (Loss)  $  (3,260)  $   (6,033) $    5,058   $   16,109   $  2,120     $  7,467
 Net Realized
  Gain (Loss)
  on
  Investments
  and Foreign
  Currency
  Transactions      29,127      (30,246)     83,446      108,654     10,776       11,161
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)   (38,076)       8,592    (166,643)      72,979    (35,914)     (17,088)
                 ---------   ----------  ----------   ----------   --------     --------
 Net Change in
  Net Assets
  Resulting
  from
  Operations       (12,209)     (27,687)    (78,139)     197,742    (23,018)       1,540
Dividends to
 Shareholders
 from
 Net Investment
  Income
  No-Load Class         --           --      (5,045)     (15,806)    (2,097)      (7,391)
 Class A                --           --         (51)        (255)       (10)         (42)
 Class B                --           --          --           --         (6)         (25)
 Class C                --           --          --           --         --           --
 Net Realized
  Gain on
  Investments
 No-Load Class          --           --          --     (104,376)        --      (10,871)
 Class A                --           --          --       (2,993)        --          (73)
 Class B                --           --          --       (1,372)        --          (85)
 Class C                --           --          --           --         --           --
                 ---------   ----------  ----------   ----------   --------     --------
 Total                  --           --      (5,096)    (124,802)    (2,113)     (18,487)
Net Trust Share
 Transactions
 No-Load Class    (104,277)    (551,458)   (361,564)      51,436    (41,249)     (79,020)
 Class A               980       (6,151)      1,156        9,565       (634)          99
 Class B              (992)        (935)     (3,104)      10,780       (439)         288
 Class C               111           --         108           --        100           --
                 ---------   ----------  ----------   ----------   --------     --------
 Total            (104,178)    (558,544)   (363,404)      71,781    (42,222)     (78,633)
                 ---------   ----------  ----------   ----------   --------     --------
Total Change in
 Net Assets       (116,387)    (586,231)   (446,639)     144,721    (67,353)     (95,580)
Net Assets at
 Beginning of
 Period            857,275    1,443,506   2,237,184    2,092,463    307,948      403,528
                 ---------   ----------  ----------   ----------   --------     --------
Net Assets at
 End of Period   $ 740,888   $  857,275  $1,790,545   $2,237,184   $240,595     $307,948
                 =========   ==========  ==========   ==========   ========     ========
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                SAFECO
               SAFECO                  SAFECO              SAFECO        SMALL COMPANY                  SAFECO
            NORTHWEST           INTERNATIONAL            BALANCED                VALUE              U.S. VALUE
                 FUND              STOCK FUND                FUND                 FUND                    FUND
----------------------  ---------------------- -------------------  -------------------  ----------------------
Six-Month               Six-Month              Six-Month            Six-Month            Six-Month
   Period                  Period                 Period      Year     Period      Year     Period
    Ended   Year Ended      Ended   Year Ended     Ended     Ended      Ended     Ended      Ended   Year Ended
  June 30  December 31    June 30  December 31   June 30  December    June 30  December    June 30  December 31
     2000         1999       2000         1999      2000   31 1999       2000   31 1999       2000         1999
----------------------------------------------------------------------------------------------------------------
 $   (389)    $   (444)   $   112      $    49   $   265   $   552    $   (60)  $  (163)   $    47      $    96
    3,346        8,020      1,743          488        37       438      2,909    (5,990)       229          451
    4,956       28,195     (2,108)       7,927      (717)     (709)    (3,447)    9,193       (800)         (51)
 --------     --------    -------      -------   -------   -------    -------   -------    -------      -------
    7,913       35,771       (253)       8,464      (415)      281       (598)    3,040       (524)         496
       --           --         --           --      (219)     (481)        --        --        (48)         (93)
       --           --         --           --       (27)      (32)        --        --         (1)          (1)
       --           --         --           --       (20)      (37)        --        --         --           --
       --           --         --           --        --        --         --        --         --           --
       --       (7,222)        --           --        --      (344)        --        --         --         (408)
       --         (358)        --           --        --       (49)        --        --         --          (14)
       --         (370)        --           --        --       (49)        --        --         --          (30)
       --           --         --           --        --        --         --        --         --           --
 --------     --------    -------      -------   -------   -------    -------   -------    -------      -------
       --       (7,950)        --           --      (266)     (992)        --        --        (47)        (546)
   34,707        8,418      3,286        6,926    (2,317)     (547)      (510)   (9,618)      (903)         (70)
    2,164        1,472        296          338      (521)    1,732       (129)     (272)        (4)         125
    2,133        1,034        367          329      (596)      574        (51)       94       (147)         126
      113           --        100           --        --        --         --        --         --           --
 --------     --------    -------      -------   -------   -------    -------   -------    -------      -------
   39,117       10,924      4,049        7,593    (3,434)    1,759       (690)   (9,796)    (1,054)         181
 --------     --------    -------      -------   -------   -------    -------   -------    -------      -------
   47,030       38,745      3,796       16,057    (4,115)    1,048     (1,288)   (6,756)    (1,625)         131
  107,150       68,405     39,574       23,517    23,134    22,086     30,660    37,416     10,983       10,852
 --------     --------    -------      -------   -------   -------    -------   -------    -------      -------
 $154,180     $107,150    $43,370      $39,574   $19,019   $23,134    $29,372   $30,660    $ 9,358      $10,983
 ========     ========    =======      =======   =======   =======    =======   =======    =======      =======
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                                  (Unaudited)

                                SAFECO                  SAFECO
                            HIGH-YIELD       INTERMEDIATE-TERM                  SAFECO
                                  BOND           U.S. TREASURY                    GNMA
                                  FUND                    FUND                    FUND
                 ----------------------  ----------------------  ----------------------
                 Six-Month               Six-Month               Six-Month
                    Period                  Period                  Period
                     Ended   Year Ended      Ended   Year Ended      Ended   Year Ended
                   June 30  December 31    June 30  December 31    June 30  December 31
(In Thousands)        2000         1999       2000         1999       2000         1999
----------------------------------------------------------------------------------------
Operations
 Net Investment
  Income          $  2,862      $ 6,781    $   541      $ 1,157    $ 1,222      $ 2,513
 Net Realized
  Gain (Loss)
  on
  Investments       (1,949)      (1,769)      (477)         (33)      (737)        (857)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)    (2,286)      (2,107)       553       (1,619)       556       (1,604)
                  --------      -------    -------      -------    -------      -------
 Net Change in
  Net Assets
  Resulting
  from
  Operations        (1,373)       2,905        617         (495)     1,041           52
Dividends to
 Shareholders
 from
 Net Investment
  Income
 No-Load Class      (2,754)      (6,470)      (499)      (1,077)    (1,220)      (2,513)
 Class A               (56)        (178)       (26)         (44)        (1)          --
 Class B               (51)        (133)       (16)         (36)        (1)          --
 Class C                (1)          --         --           --         --           --
                  --------      -------    -------      -------    -------      -------
 Total              (2,862)      (6,781)      (541)      (1,157)    (1,222)      (2,513)
Net Trust Share
 Transactions
 No-Load Class      (7,889)      (3,042)    (1,302)      (3,442)    (2,372)        (235)
 Class A              (276)      (1,269)        --          188        100           --
 Class B              (451)         332       (120)          60        100           --
 Class C               100           --         --           --         --           --
                  --------      -------    -------      -------    -------      -------
 Total              (8,516)      (3,979)    (1,422)      (3,194)    (2,172)        (235)
                  --------      -------    -------      -------    -------      -------
Total Change in
 Net Assets        (12,751)      (7,855)    (1,346)      (4,846)    (2,353)      (2,696)
Net Assets at
 Beginning of
 Period             76,186       84,041     20,836       25,682     39,449       42,145
                  --------      -------    -------      -------    -------      -------
Net Assets at
 End of Period    $ 63,435      $76,186    $19,490      $20,836    $37,096      $39,449
                  ========      =======    =======      =======    =======      =======
----------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               SAFECO                  SAFECO                  SAFECO                  SAFECO
              MANAGED              CALIFORNIA               MUNICIPAL                   MONEY
                 BOND         TAX-FREE INCOME                    BOND                  MARKET
                 FUND                    FUND                    FUND                    FUND
----------------------  ----------------------  ----------------------  ----------------------
Six-Month               Six-Month               Six-Month               Six-Month
   Period                  Period                  Period                  Period
    Ended   Year Ended      Ended   Year Ended      Ended   Year Ended      Ended   Year Ended
  June 30  December 31    June 30  December 31    June 30  December 31    June 30  December 31
     2000         1999       2000         1999       2000         1999       2000         1999
-----------------------------------------------------------------------------------------------
   $  229       $  397    $ 2,158     $  5,037   $ 12,513     $ 26,435   $  6,545     $ 10,637
     (174)        (274)    (1,609)      (1,041)    (1,664)      (1,564)        --           --
      244         (441)     5,463      (14,076)    14,706      (57,414)        --           --
   ------       ------    -------     --------   --------     --------   --------     --------
      299         (318)     6,012      (10,080)    25,555      (32,543)     6,545       10,637
     (194)        (346)    (2,124)      (4,966)   (12,473)     (26,332)    (6,434)     (10,421)
      (15)         (19)       (17)         (38)       (20)         (46)       (88)        (168)
      (20)         (32)       (17)         (33)       (20)         (57)       (22)         (48)
       --           --         --           --         --           --         (1)          --
   ------       ------    -------     --------   --------     --------   --------     --------
     (229)        (397)    (2,158)      (5,037)   (12,513)     (26,435)    (6,545)     (10,637)
     (184)         637     (2,775)     (11,817)   (16,150)     (10,899)   (13,894)      11,453
      (65)         311        (79)         189       (252)          96       (450)       1,368
     (229)         470        196            4       (591)         118       (169)         309
       --           --         --           --         --           --        100           --
   ------       ------    -------     --------   --------     --------   --------     --------
     (478)       1,418     (2,658)     (11,624)   (16,993)     (10,685)   (14,413)      13,130
   ------       ------    -------     --------   --------     --------   --------     --------
     (408)         703      1,196      (26,741)    (3,951)     (69,663)   (14,413)      13,130
    8,278        7,575     87,321      114,062    472,518      542,181    240,459      227,329
   ------       ------    -------     --------   --------     --------   --------     --------
   $7,870       $8,278    $88,517     $ 87,321   $468,567     $472,518   $226,046     $240,459
   ======       ======    =======     ========   ========     ========   ========     ========
-----------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Growth Opportunities Fund
Class A

                             Six-Month                                      Three-Month
                          Period Ended                                     Period Ended
                               June 30  For the Year Ended December 31      December 31
                          -------------------------------------------------------------
                                  2000        1999        1998       1997          1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period        $ 23.21     $    22.66  $    22.39  $   16.97        $15.45
Income From Investment
 Operations
 Net Investment Income
  (Loss)                      (0.12)         (0.19)      (0.05)     (0.02)        (0.02)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.36)          0.74        1.05       8.44          1.77
                            -------     ----------  ----------  ---------        ------
  Total from Investment
   Operations                 (0.48)          0.55        1.00       8.42          1.75
Less Distributions
 Distributions from
  Realized Gains                 --             --       (0.73)     (3.00)        (0.23)
                            -------     ----------  ----------  ---------        ------
Net Asset Value at End
 of Period                  $ 22.73     $    23.21  $    22.66  $   22.39        $16.97
                            =======     ==========  ==========  =========        ======
Total Return+                (2.07%)*        2.43%       4.47%     49.61%        11.35%*
Net Assets at End of
 Period (000's)             $28,017     $   27,597  $   33,712  $   4,076        $  187
Ratio of Gross Expenses
 to Average Net Assets        1.54%**        1.34%       1.00%      1.06%         1.12%**
Ratio of Net Expenses to
 Average Net Assets           1.31%**        1.23%       1.00%      1.06%         1.12%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets          (1.05%)**      (0.80%)     (0.40%)     (.33%)        (.58%)**
Portfolio Turnover Rate      61.48%**       38.32%      54.58%     82.57%        82.93%**
---------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Growth Opportunities Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30    For the Year Ended December 31      December 31
                          ---------------------------------------------------------------
                                  2000          1999        1998       1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 22.57    $    22.21  $    22.19  $   16.94        $15.45
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.21)        (0.35)      (0.15)     (0.08)        (0.05)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.35)         0.71        0.90       8.33          1.77
                               -------    ----------  ----------  ---------        ------
  Total from Investment
   Operations                    (0.56)         0.36        0.75       8.25          1.72
Less Distributions
 Distributions from
  Realized Gains                    --            --       (0.73)     (3.00)        (0.23)
                               -------    ----------  ----------  ---------        ------
Net Asset Value at End
 of Period                     $ 22.01    $    22.57  $    22.21  $   22.19        $16.94
                               =======    ==========  ==========  =========        ======
Total Return+                   (2.48%)*       1.62%       3.38%     48.70%        11.15%*
Net Assets at End of
 Period (000's)                $13,339    $   14,637  $   15,569  $   1,402        $  116
Ratio of Gross Expenses
 to Average Net Assets           2.20%**       2.24%       1.91%      1.88%         1.87%**
Ratio of Net Expenses to
 Average Net Assets              2.06%**       2.03%       1.91%      1.88%         1.87%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (1.81%)**     (1.59%)     (1.28%)    (1.16%)       (1.38%)**
Portfolio Turnover Rate         61.48%**      38.32%      54.58%     82.57%        82.93%**

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Growth Opportunities Fund
Class C

                                                                    Two-Month
                                                                 Period Ended
                                                                    June 30++
                                                                 ------------
                                                                         2000
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                 $23.34
Income From Investment Operations
 Net Investment Income (Loss)                                           (0.06)
 Net Realized and Unrealized Gain (Loss) on Investments                 (1.27)
                                                                       ------
  Total from Investment Operations                                      (1.33)
Less Distributions
 Distributions from Realized Gains                                         --
                                                                       ------
Net Asset Value at End of Period                                       $22.01
                                                                       ======
Total Return+                                                          (5.70%)*
Net Assets at End of Period (000's)                                    $  105
Ratio of Expenses to Average Net Assets                                 1.72%**
Ratio of Net Investment Income (Loss) to Average Net Assets            (1.64%)**
Portfolio Turnover Rate                                                61.48%**
-----------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Equity Fund
Class A

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  24.06   $    23.27  $    19.55  $    16.62        $15.85
Income From Investment
 Operations
 Net Investment Income            0.02         0.11        0.18        0.14          0.04
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.84)        2.02        4.65        3.77          1.35
                              --------   ----------  ----------  ----------        ------
  Total from Investment
   Operations                    (0.82)        2.13        4.83        3.91          1.39
Less Distributions
 Dividends from Net
  Investment Income              (0.02)       (0.11)      (0.18)      (0.14)        (0.04)
 Distributions from
  Realized Gains                    --        (1.23)      (0.93)      (0.84)        (0.58)
                              --------   ----------  ----------  ----------        ------
  Total Distributions            (0.02)       (1.34)      (1.11)      (0.98)        (0.62)
                              --------   ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                    $  23.22   $    24.06  $    23.27  $    19.55        $16.62
                              ========   ==========  ==========  ==========        ======
Total Return+                  (3.41%)*       9.13%      24.77%      23.56%        8.78%*
Net Assets at End of
 Period (000's)               $ 60,640   $   61,625  $   50,354  $    7,247        $2,894
Ratio of Gross Expenses
 to Average Net Assets           1.38%**      1.12%       0.88%       1.24%         0.97%**
Ratio of Net Expenses to
 Average Net Assets              1.26%**      1.12%       0.88%       1.24%         0.97%**
Ratio of Net Investment
 Income to Average Net
 Assets                          0.19%**      0.44%       0.89%       0.74%         1.38%**
Portfolio Turnover Rate         34.83%**     33.66%      32.94%      34.26%        59.34%**

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Equity Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000          1999        1998       1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 23.83    $    23.15  $    19.55  $   16.60        $15.85
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.07)        (0.07)      (0.03)      0.02          0.02
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.82)         1.98        4.56       3.79          1.33
                               -------    ----------  ----------  ---------        ------
  Total from Investment
   Operations                    (0.89)         1.91        4.53       3.81          1.35
Less Distributions
 Dividends from Net
  Investment Income                 --            --          --      (0.02)        (0.02)
 Distributions from
  Realized Gains                    --         (1.23)      (0.93)     (0.84)        (0.58)
                               -------    ----------  ----------  ---------        ------
  Total Distributions               --         (1.23)      (0.93)     (0.86)        (0.60)
                               -------    ----------  ----------  ---------        ------
Net Asset Value at End
 of Period                     $ 22.94    $    23.83  $    23.15  $   19.55        $16.60
                               =======    ==========  ==========  =========        ======
Total Return+                   (3.73%)*       8.18%      23.16%     22.93%         8.50%*
Net Assets at End of
 Period (000's)                $24,061    $   28,260  $   17,232  $   3,565        $  355
Ratio of Gross Expenses
 to Average Net Assets           2.08%**       2.05%       1.94%      1.81%         1.75%**
Ratio of Net Expenses to
 Average Net Assets              2.01%**       1.95%       1.94%      1.81%         1.75%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.56%)**     (0.41%)     (0.21%)     0.12%         0.51%**
Portfolio Turnover Rate         34.83%**      33.66%      32.94%     34.26%        59.34%**
-----------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Equity Fund
Class C

                                                                    Two-Month
                                                                 Period Ended
                                                                    June 30++
                                                                 ------------
                                                                         2000
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                 $22.87
Income From Investment Operations
 Net Investment Income (Loss)                                           (0.02)
 Net Realized and Unrealized Gain on Investments                         0.10
                                                                       ------
  Total from Investment Operations                                       0.08
Less Distributions
 Dividends from Net Investment Income                                      --
 Distributions from Realized Gains                                         --
                                                                       ------
  Total Distributions                                                      --
                                                                       ------
Net Asset Value at End of Period                                       $22.95
                                                                       ======
Total Return+                                                           0.35%*
Net Assets at End of Period (000's)                                    $  108
Ratio of Expenses to Average Net Assets                                 1.65%**
Ratio of Net Investment Income (Loss) to Average Net Assets            (0.45%)**
Portfolio Turnover Rate                                                34.83%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Dividend Income Fund
Class A

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $22.52   $    23.55  $    24.02  $    21.15        $20.03
Income From Investment
 Operations
 Net Investment Income            0.16         0.42        0.48        0.51          0.12
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (1.95)       (0.20)       0.81        4.98          1.65
                                ------   ----------  ----------  ----------        ------
  Total from Investment
   Operations                    (1.79)        0.22        1.29        5.49          1.77
Less Distributions
 Dividends from Net
  Investment Income              (0.16)       (0.42)      (0.48)      (0.51)        (0.12)
 Distributions from
  Realized Gains                    --        (0.83)      (1.28)      (2.11)        (0.53)
                                ------   ----------  ----------  ----------        ------
  Total Distributions            (0.16)       (1.25)      (1.76)      (2.62)        (0.65)
                                ------   ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                      $20.57   $    22.52  $    23.55  $    24.02        $21.15
                                ======   ==========  ==========  ==========        ======
Total Return+                   (7.97%)*      1.01%       5.38%      26.15%         8.85%*
Net Assets at End of
 Period (000's)                 $1,261   $    2,046  $    2,073  $      742        $  193
Ratio of Gross Expenses
 to Average Net Assets           1.64%**      1.47%       1.34%       1.14%         1.03%**
Ratio of Net Expenses to
 Average Net Assets              1.35%**      1.31%       1.34%       1.14%         1.03%**
Ratio of Net Investment
 Income to Average Net
 Assets                          1.38%**      1.84%       2.16%       2.50%         2.66%**
Portfolio Turnover Rate         45.92%*      42.25%      46.14%      52.14%        37.84%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Dividend Income Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $22.53       $23.57      $23.95      $21.12        $20.03
Income From Investment
 Operations
 Net Investment Income            0.06         0.25        0.30        0.38          0.10
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (1.93)       (0.21)       0.90        4.94          1.62
                                ------   ----------  ----------  ----------        ------
  Total from Investment
   Operations                    (1.87)        0.04        1.20        5.32          1.72
Less Distributions
 Dividends from Net
  Investment Income              (0.06)       (0.25)      (0.30)      (0.38)        (0.10)
 Distributions from
  Realized Gains                    --        (0.83)      (1.28)      (2.11)        (0.53)
                                ------   ----------  ----------  ----------        ------
  Total Distributions            (0.06)       (1.08)      (1.58)      (2.49)        (0.63)
                                ------   ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                      $20.60       $22.53      $23.57      $23.95        $21.12
                                ======   ==========  ==========  ==========        ======
Total Return+                   (8.29%)*      0.18%       5.03%      25.35%         8.60%*
Net Assets at End of
 Period (000's)                 $1,734       $2,365      $2,176        $798          $112
Ratio of Gross Expenses
 to Average Net Assets           2.30%**      2.22%       2.08%       1.83%         1.79%**
Ratio of Net Expenses to
 Average Net Assets              2.10%**      2.06%       2.08%       1.83%         1.79%**
Ratio of Net Investment
 Income to Average Net
 Assets                          0.60%**      1.09%       1.45%       1.79%         1.99%**
Portfolio Turnover Rate         45.92%**     42.25%      46.14%      52.14%        37.84%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Dividend Income Fund
Class C

                                                                     Two-Month
                                                                  Period Ended
                                                                     June 30++
                                                                  ------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $21.06
Income From Investment Operations
 Net Investment Income                                                    0.01
 Net Realized and Unrealized Gain (Loss) on Investments                  (0.42)
                                                                        ------
  Total from Investment Operations                                       (0.41)
Less Distributions
 Dividends from Net Investment Income                                    (0.01)
 Distributions from Realized Gains                                          --
                                                                        ------
  Total Distributions                                                    (0.01)
                                                                        ------
Net Asset Value at End of Period                                        $20.64
                                                                        ======
Total Return+                                                           (1.97%)*
Net Assets at End of Period (000's)                                     $   98
Ratio of Expenses to Average Net Assets                                  1.80%**
Ratio of Net Investment Income to Average Net Assets                     0.17%**
Portfolio Turnover Rate                                                 45.92%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Northwest Fund
Class A

                             Six-Month                                         Three-Month
                          Period Ended                                        Period Ended
                               June 30      For the Year Ended December 31     December 31
                          ----------------------------------------------------------------
                                  2000          1999        1998        1997          1996
------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $25.01    $    17.56  $    17.25  $    14.06        $13.78
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.09)        (0.12)      (0.16)      (0.06)        (0.01)
 Net Realized and
  Unrealized Gain on
  Investments                     1.87          9.58        0.66        4.39          0.29
                                ------    ----------  ----------  ----------        ------
  Total from Investment
   Operations                     1.78          9.46        0.50        4.33          0.28
Less Distributions
 Distributions from
  Realized Gains                    --         (2.01)      (0.19)      (1.14)           --
                                ------    ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                      $26.79    $    25.01  $    17.56  $    17.25        $14.06
                                ======    ==========  ==========  ==========        ======
Total Return+                    7.12%*       53.90%       2.87%      30.79%         2.03%*
Net Assets at End of
 Period (000's)                 $7,304    $    4,774  $    2,208  $    1,354        $  369
Ratio of Gross Expenses
 to Average Net Assets           1.44%**       1.56%       1.70%       1.42%         1.40%**
Ratio of Net Expenses to
 Average Net Assets              1.35%**       1.36%       1.70%       1.42%         1.40%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.78%)**     (0.81%)     (1.06%)     (0.61%)       (0.39%)**
Portfolio Turnover Rate         34.74%**      48.52%      50.40%      55.42%        67.32%**
------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Northwest Fund
Class B

                             Six-Month                                         Three-Month
                          Period Ended                                        Period Ended
                               June 30      For the Year Ended December 31     December 31
                          ----------------------------------------------------------------
                                  2000          1999        1998        1997          1996
------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $24.46    $    17.31  $    17.09  $    14.03        $13.78
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.17)        (0.25)      (0.23)      (0.10)        (0.03)
 Net Realized and
  Unrealized Gain on
  Investments                     1.83          9.41        0.64        4.30          0.28
                                ------    ----------  ----------  ----------        ------
  Total from Investment
   Operations                     1.66          9.16        0.41        4.20          0.25
Less Distributions
 Distributions from
  Realized Gains                    --         (2.01)      (0.19)      (1.14)           --
                                ------    ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                      $26.12    $    24.46  $    17.31  $    17.09        $14.03
                                ======    ==========  ==========  ==========        ======
Total Return+                    6.79%*       52.57%       2.37%      29.93%         1.81%*
Net Assets at End of
 Period (000's)                 $7,378        $4,842      $2,603      $1,204        $  232
Ratio of Gross Expenses
 to Average Net Assets           2.20%**       2.32%       2.30%       2.09%         2.18%**
Ratio of Net Expenses to
 Average Net Assets              2.10%**       2.12%       2.30%       2.09%         2.18%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (1.53%)**     (1.56%)     (1.66%)     (1.30%)       (1.19%)**
Portfolio Turnover Rate         34.74%**      48.52%      50.40%      55.42%        67.32%**
------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Northwest Fund
Class C

                                                                    Two-Month
                                                                 Period Ended
                                                                    June 30++
                                                                 ------------
                                                                         2000
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                 $24.21
Income From Investment Operations
 Net Investment Income (Loss)                                           (0.05)
 Net Realized and Unrealized Gain on Investments                         1.96
                                                                       ------
  Total from Investment Operations                                       1.91
Less Distributions
 Distributions from Realized Gains                                         --
                                                                       ------
Net Asset Value at End of Period                                       $26.12
                                                                       ======
Total Return+                                                           7.89%*
Net Assets at End of Period (000's)                                    $  122
Ratio of Expenses to Average Net Assets                                 1.90%**
Ratio of Net Investment Income (Loss) to Average Net Assets            (1.37%)**
Portfolio Turnover Rate                                                34.74%**

-----------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO International Stock Fund
Class A

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $16.89   $    13.13  $    11.55  $    11.29        $10.39
Income From Investment
 Operations
 Net Investment Income
  (Loss)                          0.03        (0.01)      (0.04)       0.20            --
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions                   (0.38)        3.77        1.62        0.29          0.95
                                ------   ----------  ----------  ----------        ------
  Total from Investment
   Operations                    (0.35)        3.76        1.58        0.49          0.95
Less Distributions
 Dividends from Net
  Investment Income                 --           --          --       (0.21)        (0.05)
 Distributions from
  Realized Gains                    --           --          --       (0.02)           --
                                ------   ----------  ----------  ----------        ------
  Total Distributions               --           --          --       (0.23)        (0.05)
                                ------   ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                      $16.54   $    16.89  $    13.13  $    11.55        $11.29
                                ======   ==========  ==========  ==========        ======
Total Return+                   (2.07%)*     28.64%      13.68%       4.30%         9.19%*
Net Assets at End of
 Period (000's)                 $1,479   $    1,215  $      629  $      295        $  154
Ratio of Gross Expenses
 to Average Net Assets           2.02%**      2.11%       2.31%       2.13%         1.72%**
Ratio of Net Expenses to
 Average Net Assets              1.65%**      1.73%       2.14%       1.87%         1.41%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets              0.35%**     (0.06%)     (0.47%)      0.26%        (0.23%)**
Portfolio Turnover Rate         14.89%**     23.56%      25.62%      22.13%        18.51%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO International Stock Fund
Class B

                             Six-Month                                         Three-Month
                          Period Ended                                        Period Ended
                               June 30      For the Year Ended December 31     December 31
                          ----------------------------------------------------------------
                                  2000          1999        1998        1997          1996
------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $16.56    $    12.99  $    11.53  $    11.28       $ 10.39
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.03)        (0.10)      (0.11)       0.18            --
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions                   (0.38)         3.67        1.57        0.22          0.93
                                ------    ----------  ----------  ----------       -------
  Total from Investment
   Operations                    (0.41)         3.57        1.46        0.40          0.93
Less Distributions
 Dividends from Net
  Investment Income                 --            --          --       (0.13)        (0.04)
 Distributions from
  Realized Gains                    --            --          --       (0.02)           --
                                ------    ----------  ----------  ----------       -------
  Total Distributions               --            --          --       (0.15)        (0.04)
                                ------    ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                      $16.15    $    16.56  $    12.99  $    11.53       $ 11.28
                                ======    ==========  ==========  ==========       =======
Total Return+                   (2.48%)*      27.48%      12.66%       3.48%         8.96%*
Net Assets at End of
 Period (000's)                 $1,733    $    1,392  $      777  $      331       $   112
Ratio of Gross Expenses
 to Average Net Assets           2.20%**       3.02%       3.19%       2.90%         2.47%**
Ratio of Net Expenses to
 Average Net Assets              2.10%**       2.51%       3.02%       2.64%         2.17%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.41%)**     (0.84%)     (1.33%)      0.51%        (1.15%)**
Portfolio Turnover Rate         14.89%**      23.56%      25.62%      22.13%        18.51%**
------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO International Stock Fund
Class C

                                                                     Two-Month
                                                                  Period Ended
                                                                     June 30++
                                                                  ------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $15.82
Income From Investment Operations
 Net Investment Income (Loss)                                             0.01
 Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions                                                   0.31
                                                                        ------
  Total from Investment Operations                                        0.32
Less Distributions
 Dividends from Net Investment Income                                       --
 Distributions from Realized Gains                                          --
                                                                        ------
  Total Distributions                                                       --
                                                                        ------
Net Asset Value at End of Period                                        $16.14
                                                                        ======
Total Return+                                                            2.02%*
Net Assets at End of Period (000's)                                     $  102
Ratio of Gross Expenses to Average Net Assets                            2.52%**
Ratio of Net Expenses to Average Net Assets                              2.40%**
Ratio of Net Investment Income (Loss) to Average Net Assets              0.42%**
Portfolio Turnover Rate                                                 14.89%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Balanced Fund
Class A

                             Six-Month                             Three-Month
                          Period Ended      For the Year Ended    Period Ended
                               June 30             December 31     December 31
                                  --------------------------------------------
                                  2000    1999    1998    1997            1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period            $11.87   $12.23  $11.60  $ 10.69        $10.38
Income From Investment
 Operations
 Net Investment Income            0.16     0.22    0.25     0.28          0.09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.34)   (0.13)   1.14     1.45          0.44
                                ------   ------  ------  -------        ------
  Total from Investment
   Operations                    (0.18)    0.09    1.39     1.73          0.53
Less Distributions
 Dividends from Net
  Investment Income              (0.16)   (0.22)  (0.25)   (0.28)        (0.09)
 Distributions from
  Realized Gains                    --    (0.23)  (0.51)   (0.54)        (0.13)
                                ------   ------  ------  -------        ------
  Total Distributions            (0.16)   (0.45)  (0.76)   (0.82)        (0.22)
                                ------   ------  ------  -------        ------
Net Asset Value at End
 of Period                      $11.53   $11.87  $12.23  $ 11.60        $10.69
                                ======   ======  ======  =======        ======
Total Return+                   (1.54%)*  0.75%  12.06%   16.29%         5.07%*
Net Assets at End of
 Period (000's)                 $1,970   $2,573  $  893  $   205        $  110
Ratio of Gross Expenses
 to Average Net Assets           1.83%**  1.68%   1.67%    1.52%         1.70%**
Ratio of Net Expenses to
 Average Net Assets              1.35%**  1.36%   1.67%    1.52%         1.35%**
Ratio of Net Investment
 Income to Average Net
 Assets                          2.54%**  2.16%   2.23%    2.55%         3.01%**
Portfolio Turnover Rate         58.25%** 94.73%  74.76%  101.22%        36.10%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Balanced Fund
Class B

                             Six-Month                                      Three-Month
                          Period Ended                                     Period Ended
                               June 30   For the Year Ended December 31     December 31
                          -------------------------------------------------------------
                                  2000        1999       1998        1997          1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 11.83   $   12.24  $   11.60  $    10.70       $ 10.38
Income From Investment
 Operations
 Net Investment Income            0.11        0.18       0.15        0.18          0.06
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.33)      (0.18)      1.15        1.44          0.45
                               -------   ---------  ---------  ----------       -------
  Total from Investment
   Operations                    (0.22)       0.00       1.30        1.62          0.51
Less Distributions
 Dividends from Net
  Investment Income              (0.11)      (0.18)     (0.15)      (0.18)        (0.06)
 Distributions from
  Realized Gains                    --       (0.23)     (0.51)      (0.54)        (0.13)
                               -------   ---------  ---------  ----------       -------
  Total Distributions            (0.11)      (0.41)     (0.66)      (0.72)        (0.19)
                               -------   ---------  ---------  ----------       -------
Net Asset Value at End
 of Period                     $ 11.50   $   11.83  $   12.24  $    11.60       $ 10.70
                               =======   =========  =========  ==========       =======
Total Return+                   (1.85%)*    (0.01%)    11.30%      15.21%         4.85%*
Net Assets at End of
 Period (000's)                $ 1,880   $   2,553  $   2,056  $      331       $   115
Ratio of Gross Expenses
 to Average Net Assets           2.57%**     2.46%      2.34%       2.28%         2.46%**
Ratio of Net Expenses to
 Average Net Assets              2.10%**     2.14%      2.34%       2.28%         1.52%**
Ratio of Net Investment
 Income to Average Net
 Assets                          1.80%**     1.43%      1.55%       1.78%         2.23%**
Portfolio Turnover Rate         58.25%**    94.73%     74.76%     101.22%        36.10%**
---------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Small Company Value Fund
Class A

                             Six-Month                               Three-Month
                          Period Ended        For the Year Ended    Period Ended
                               June 30               December 31     December 31
                          ------------------------------------------------------
                                  2000       1999     1998    1997          1996
--------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 12.55    $ 11.09  $ 14.21  $11.81        $11.51
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.04)     (0.09)   (0.08)  (0.06)        (0.01)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.23)      1.55    (3.04)   2.80          0.31
                               -------    -------  -------  ------        ------
  Total from Investment
   Operations                    (0.27)      1.46    (3.12)   2.74          0.30
Less Distributions
 Distributions from
  Realized Gains                    --         --       --   (0.34)           --
                               -------    -------  -------  ------        ------
  Total Distributions               --         --       --   (0.34)           --
                               -------    -------  -------  ------        ------
Net Asset Value at End
 of Period                     $ 12.28    $ 12.55  $ 11.09  $14.21        $11.81
                               =======    =======  =======  ======        ======
Total Return+                   (2.15%)*   13.17%  (21.96%) 23.21%         2.61%*
Net Assets at End of
 Period (000's)                $   914    $ 1,067  $ 1,220  $  271        $  135
Ratio of Gross Expenses
 to Average Net Assets           1.90%**    1.97%    1.66%   1.52%         1.62%**
Ratio of Net Expenses to
 Average Net Assets              1.40%**    1.47%    1.66%   1.52%         1.42%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.61%)**  (0.79%)  (0.99%) (0.60%)       (0.50%)**
Portfolio Turnover Rate        118.65%**  116.58%   90.23%  60.81%        73.47%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Small Company Value Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000          1999        1998       1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 12.22    $    10.88  $    14.07  $   11.79        $11.51
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.08)        (0.16)      (0.15)     (0.10)        (0.04)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.24)         1.50       (3.04)      2.72          0.32
                               -------    ----------  ----------  ---------        ------
  Total from Investment
   Operations                    (0.32)         1.34       (3.19)      2.62          0.28
Less Distributions
 Distributions from
  Realized Gains                    --            --          --      (0.34)           --
                               -------    ----------  ----------  ---------        ------
  Total Distributions               --            --          --      (0.34)           --
                               -------    ----------  ----------  ---------        ------
Net Asset Value at End
 of Period                     $ 11.90    $    12.22  $    10.88  $   14.07        $11.79
                               =======    ==========  ==========  =========        ======
Total Return+                   (2.62%)*      12.32%     (22.67%)    22.23%         2.43%*
Net Assets at End of
 Period (000's)                $ 1,196    $    1,274  $    1,034  $     396        $  103
Ratio of Gross Expenses
 to Average Net Assets           2.67%**       2.75%       2.64%      2.29%         2.41%**
Ratio of Net Expenses to
 Average Net Assets              2.15%**       2.21%       2.64%      2.29%         2.18%**
Ratio of Net Investment
 Income (Loss)
 to Average Net Assets          (1.37%)**     (1.55%)     (1.91%)    (1.35%)       (1.28%)**
Portfolio Turnover Rate        118.65%**     116.58%      90.23%     60.81%        73.47%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO U.S. Value Fund
Class A



                                                                April 30, 1997
                                 Six-Month                      (Commencement
                              Period Ended        For the Year  of Operations)
                                   June 30   Ended December 31  to December 31
                              ------------------------------------------------
                                      2000       1999      1998           1997
------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                         $ 11.94   $  11.93  $  11.18         $10.00
Income From Investment
 Operations
 Net Investment Income                0.04       0.03      0.05           0.08
 Net Realized and Unrealized
  Gain (Loss)
  on Investments                     (0.63)      0.54      1.27           1.65
                                   -------   --------  --------         ------
  Total from Investment
   Operations                        (0.59)      0.57      1.32           1.73
Less Distributions
 Dividends from Net
  Investment Income                  (0.04)     (0.06)    (0.05)         (0.08)
 Distributions from Realized
  Gains                                 --      (0.50)    (0.52)         (0.47)
                                   -------   --------  --------         ------
  Total Distributions                (0.04)     (0.56)    (0.57)         (0.55)
                                   -------   --------  --------         ------
Net Asset Value at End of
 Period                            $ 11.31   $  11.94  $  11.93         $11.18
                                   =======   ========  ========         ======
Total Return+                      (4.92%)*     4.74%    11.79%         17.24%*
Net Assets at End of Period
 (000's)                           $   310   $    331  $    210         $  133
Ratio of Gross Expenses to
 Average Net Assets                  2.19%**    2.02%     2.07%          1.48%**
Ratio of Net Expenses to
 Average Net Assets                  1.35%**    1.40%     2.07%          1.48%**
Ratio of Net Investment
 Income to
 Average Net Assets                  0.78%**    0.66%     0.18%          1.03%**
Portfolio Turnover Rate             42.29%**   52.15%    55.15%         36.37%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO U.S. Value Fund
Class B

                                                               April 30, 1997
                              Six-Month                         (Commencement
                           Period Ended    For the Year Ended  of Operations)
                                June 30           December 31  to December 31
                           --------------------------------------------------
                                   2000        1999       1998           1997
-----------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period             $11.88   $   11.91  $   11.18         $10.00
Income From Investment
 Operations
 Net Investment Income
  (Loss)                             --       (0.01)     (0.03)          0.02
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  (0.62)       0.48       1.28           1.65
                                 ------   ---------  ---------         ------
  Total from Investment
   Operations                     (0.62)       0.47       1.25           1.67
Less Distributions
 Dividends from Net
  Investment Income                  --          --         --          (0.02)
 Distributions from
  Realized Gains                     --       (0.50)     (0.52)         (0.47)
                                 ------   ---------  ---------         ------
  Total Distributions                --       (0.50)     (0.52)         (0.49)
                                 ------   ---------  ---------         ------
Net Asset Value at End of
 Period                          $11.26   $   11.88  $   11.91         $11.18
                                 ======   =========  =========         ======
Total Return+                    (5.20%)*     3.92%     11.18%         16.63%*
Net Assets at End of
 Period (000's)                  $  563   $     747  $     628         $  221
Ratio of Gross Expenses
 to Average Net Assets            2.89%**     2.73%      2.59%          2.29%**
Ratio of Net Expenses to
 Average Net Assets               2.10%**     2.18%      2.59%          2.29%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       0.04%**    (0.10%)    (0.35%)         0.20%**
Portfolio Turnover Rate          42.29%**    52.15%     55.15%         36.37%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO High-Yield Bond Fund
Class A

                               Six-Month                          Eleven-Month
                            Period Ended    For the Year Ended    Period Ended
                                 June 30           December 31   December 31++
                            --------------------------------------------------
                                    2000        1999       1998           1997
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period              $ 8.38   $    8.78  $    9.12         $ 8.83
Income from Investment
 Operations
 Net Investment Income              0.34        0.69       0.72           0.69
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                      (0.51)      (0.40)     (0.34)          0.29
                                  ------   ---------  ---------         ------
  Total from Investment
   Operations                      (0.17)       0.29       0.38           0.98
Less Distributions
 Dividends from Net
  Investment Income                (0.34)      (0.69)     (0.72)         (0.69)
                                  ------   ---------  ---------         ------
Net Asset Value at End of
 Period                           $ 7.87   $    8.38  $    8.78         $ 9.12
                                  ======   =========  =========         ======
Total Return+                     (1.96%)*     3.52%      4.32%         12.49%*
Net Assets at End of Period
 (000's)                          $1,220   $   1,583  $   2,964         $  259
Ratio of Gross Expenses to
 Average Net Assets                1.55%**     1.35%      1.12%          1.10%**
Ratio of Net Expenses to
 Average Net Assets                1.30%**     1.18%      1.12%          1.10%**
Ratio of Net Investment
 Income to Average Net
 Assets                            8.92%**     8.01%      8.11%          7.65%**
Portfolio Turnover Rate           49.57%**    70.65%     64.22%         85.06%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO High-Yield Bond Fund
Class B

                               Six-Month                          Eleven-Month
                            Period Ended    For the Year Ended    Period Ended
                                 June 30           December 31   December 31++
                            --------------------------------------------------
                                    2000        1999       1998           1997
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period              $ 8.38   $    8.78  $    9.12         $ 8.83
Income from Investment
 Operations
 Net Investment Income              0.31        0.63       0.64           0.63
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                      (0.51)      (0.40)     (0.34)          0.29
                                  ------   ---------  ---------         ------
  Total from Investment
   Operations                      (0.20)       0.23       0.30           0.92
Less Distributions
 Dividends from Net
  Investment Income                (0.31)      (0.63)     (0.64)         (0.63)
                                  ------   ---------  ---------         ------
Net Asset Value at End of
 Period                           $ 7.87   $    8.38  $    8.78         $ 9.12
                                  ======   =========  =========         ======
Total Return+                     (2.33%)*     2.73%      3.39%         11.77%*
Net Assets at End of Period
 (000's)                          $1,059   $   1,599  $   1,381         $  355
Ratio of Gross Expenses to
 Average Net Assets                2.41%**     2.19%      2.06%          1.81%**
Ratio of Net Expenses to
 Average Net Assets                2.05%**     1.97%      2.06%          1.81%**
Ratio of Net Investment
 Income to Average Net
 Assets                            7.92%**     7.34%      7.15%          6.87%**
Portfolio Turnover Rate           49.57%**    70.65%     64.22%         85.06%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO High-Yield Bond Fund
Class C

                                                                     Two-Month
                                                                  Period Ended
                                                                     June 30++
                                                                  ------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $ 7.90
Income from Investment Operations
 Net Investment Income                                                    0.11
 Net Realized and Unrealized Gain (Loss) on Investments                  (0.03)
                                                                        ------
  Total from Investment Operations                                        0.08
Less Distributions
 Dividends from Net Investment Income                                    (0.11)
                                                                        ------
Net Asset Value at End of Period                                        $ 7.87
                                                                        ======
Total Return+                                                            1.06%*
Net Assets at End of Period (000's)                                     $  100
Ratio of Expenses to Average Net Assets                                  1.85%**
Ratio of Net Investment Income to Average Net Assets                     8.29%**
Portfolio Turnover Rate                                                 49.57%**

------------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Intermediate-Term U.S. Treasury Fund
Class A

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 10.00   $    10.75  $    10.35  $    10.11       $ 10.10
Income From Investment
 Operations
 Net Investment Income            0.26         0.51        0.52        0.55          0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.04        (0.75)       0.40        0.24          0.01
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.30        (0.24)       0.92        0.79          0.16
Less Distributions
 Dividends from Net
  Investment Income              (0.26)       (0.51)      (0.52)      (0.55)        (0.15)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $ 10.04   $    10.00  $    10.75  $    10.35       $ 10.11
                               =======   ==========  ==========  ==========       =======
Total Return+                    3.10%*      (2.26%)      9.08%       8.03%         1.63%*
Net Assets at End of
 Period (000's)                $   962   $      958  $      833  $      365       $   704
Ratio of Gross Expenses
 to Average Net Assets           1.57%**      1.49%       1.40%       1.32%         1.30%**
Ratio of Net Expenses to
 Average Net Assets              1.20%**      1.21%       1.40%       1.32%         1.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                          5.40%**      4.97%       4.84%       5.36%         6.07%**
Portfolio Turnover Rate        217.51%**     13.93%       2.83%      82.36%       125.42%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Intermediate-Term U.S. Treasury Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30     For the Year Ended December 31     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  9.99   $    10.74  $    10.35  $    10.12       $ 10.10
Income From Investment
 Operations
 Net Investment Income            0.23         0.43        0.45        0.48          0.14
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.05        (0.75)       0.39        0.23          0.02
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.28        (0.32)       0.84        0.71          0.16
Less Distributions
 Dividends from Net
  Investment Income              (0.23)       (0.43)      (0.45)      (0.48)        (0.14)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $ 10.04   $     9.99  $    10.74  $    10.35       $ 10.12
                               =======   ==========  ==========  ==========       =======
Total Return+                    2.82%*      (2.97%)      8.30%       7.27%         1.55%*
Net Assets at End of
 Period (000's)                $   668   $      786  $      788  $      432       $   223
Ratio of Gross Expenses
 to Average Net Assets           2.38%**      2.27%       2.00%       1.87%         1.95%**
Ratio of Net Expenses to
 Average Net Assets              1.95%**      1.96%       2.00%       1.87%         1.72%**
Ratio of Net Investment
 Income to Average Net
 Assets                          4.63%**      4.20%       4.28%       4.78%         5.35%**
Portfolio Turnover Rate        217.51%**     13.93%       2.83%      82.36%       125.42%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO GNMA Fund

                                                        Class A        Class B
                                                   ------------   ------------
                                                      Two-Month      Two-Month
                                                   Period Ended   Period Ended
                                                      June 30++      June 30++
                                                   ------------   ------------
                                                           2000           2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                  $  9.01        $  9.01
Income From Investment Operations
 Net Investment Income                                     0.09           0.08
 Net Realized and Unrealized Gain on Investments           0.06           0.06
                                                        -------        -------
  Total from Investment Operations                         0.15           0.14
Less Distributions
 Dividends from Net Investment Income                     (0.09)         (0.08)
                                                        -------        -------
Net Asset Value at End of Period                        $  9.07        $  9.07
                                                        =======        =======
Total Return+                                             1.73%*         1.59%*
Net Assets at End of Period (000's)                     $   101        $   101
Ratio of Expenses to Average Net Assets                   1.13%**        1.88%**
Ratio of Net Investment Income to Average Net
 Assets                                                   6.08%**        5.33%**
Portfolio Turnover Rate                                 217.51%**      217.51%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A and Class B shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Managed Bond Fund
Class A

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30   For the Year Ended December 31..     December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  7.90   $     8.65  $     8.60  $     8.35       $  8.35
Income From Investment
 Operations
 Net Investment Income            0.22         0.39        0.37        0.39          0.11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.07        (0.75)       0.30        0.25            --
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.29        (0.36)       0.67        0.64          0.11
Less Distributions
 Dividends from Net
  Investment Income              (0.22)       (0.39)      (0.37)      (0.39)        (0.11)
 Distributions from
  Realized Gains                    --           --       (0.25)         --            --
                               -------   ----------  ----------  ----------       -------
  Total Distributions            (0.22)       (0.39)      (0.62)      (0.39)        (0.11)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $  7.97   $     7.90  $     8.65  $     8.60       $  8.35
                               =======   ==========  ==========  ==========       =======
Total Return+                    3.77%*      (4.24%)      7.87%       7.78%         1.34%*
Net Assets at End of
 Period (000's)                $   511   $      573  $      295  $      146       $   140
Ratio of Gross Expenses
 to Average Net Assets           1.93%**      1.87%       1.86%       1.45%         1.30%**
Ratio of Net Expenses to
 Average Net Assets              1.15%**      1.21%       1.86%       1.45%         1.30%**
Ratio of Net Investment
 Income to Average Net
 Assets                          5.72%**      4.79%       4.09%       4.68%         5.22%**
Portfolio Turnover Rate        109.02%**    146.87%     132.76%     176.50%       136.29%**
-----------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Managed Bond Fund
Class B

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
                               June 30    For the Year Ended December 31      December 31
                          ---------------------------------------------------------------
                                  2000         1999        1998        1997          1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $  7.89   $     8.64  $     8.60  $     8.35       $  8.35
Income From Investment
 Operations
 Net Investment Income            0.19         0.32        0.28        0.32          0.09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.07        (0.75)       0.29        0.25            --
                               -------   ----------  ----------  ----------       -------
  Total from Investment
   Operations                     0.26        (0.43)       0.57        0.57          0.09
Less Distributions
 Dividends from Net
  Investment Income              (0.19)       (0.32)      (0.28)      (0.32)        (0.09)
 Distributions from
  Realized Gains                    --           --       (0.25)         --            --
                               -------   ----------  ----------  ----------       -------
  Total Distributions            (0.19)       (0.32)      (0.53)      (0.32)        (0.09)
                               -------   ----------  ----------  ----------       -------
Net Asset Value at End
 of Period                     $  7.96   $     7.89  $     8.64  $     8.60       $  8.35
                               =======   ==========  ==========  ==========       =======
Total Return+                    3.39%*      (4.98%)      6.67%       6.91%         1.15%*
Net Assets at End of
 Period (000's)                $   704   $      924  $      523  $      120       $   100
Ratio of Gross Expenses
 to Average Net Assets           2.74%**      2.61%       2.89%       2.23%         2.07%**
Ratio of Net Expenses to
 Average Net Assets              1.90%**      1.94%       2.89%       2.23%         2.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                          4.93%**      4.02%       3.07%       3.79%         4.45%**
Portfolio Turnover Rate        109.02%**    146.87%     132.76%     176.50%       136.29%**
-----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO California Tax-Free Income Fund
Class A

                              Six-Month                            Three-Month
                           Period Ended     For the Year Ended    Period Ended
                                June 30            December 31     December 31
                           ---------------------------------------------------
                                   2000     1999    1998    1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period             $11.05   $12.74  $12.94  $12.23        $12.07
Income From Investment
 Operations
 Net Investment Income             0.27     0.52    0.55    0.58          0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                   0.53    (1.69)   0.17    0.76          0.19
                                 ------   ------  ------  ------        ------
  Total from Investment
   Operations                      0.80    (1.17)   0.72    1.34          0.34
Less Distributions
 Dividends from Net
  Investment Income               (0.27)   (0.52)  (0.55)  (0.58)        (0.15)
 Distributions from
  Realized Gains                     --       --   (0.37)  (0.05)        (0.03)
                                 ------   ------  ------  ------        ------
  Total Distributions             (0.27)   (0.52)  (0.92)  (0.63)        (0.18)
                                 ------   ------  ------  ------        ------
Net Asset Value at End
 of Period                       $11.58   $11.05  $12.74  $12.94        $12.23
                                 ======   ======  ======  ======        ======
Total Return+                     7.36%*  (9.41%)  5.73%  11.29%         2.83%*
Net Assets at End of
 Period (000's)                  $  693   $  740  $  678  $  460        $  122
Ratio of Expenses to
 Average Net Assets               1.01%**  1.07%   1.04%   0.91%         0.89%**
Ratio of Net Investment
 Income to Average Net
 Assets                           4.91%**  4.36%   4.25%   4.52%         4.84%**
Portfolio Turnover Rate          40.15%** 24.66%  38.78%   9.83%        10.52%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO California Tax-Free Income Fund
Class B

                            Six-Month                                      Three-Month
                         Period Ended                                     Period Ended
                              June 30   For the Year Ended December 31     December 31
                         -------------------------------------------------------------
                                 2000         1999       1998       1997          1996
--------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $11.04   $    12.73  $   12.93  $   12.22        $12.07
Income From Investment
 Operations
 Net Investment Income           0.23         0.43       0.46       0.48          0.12
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.53        (1.69)      0.17       0.76          0.18
                               ------   ----------  ---------  ---------        ------
  Total from Investment
   Operations                    0.76        (1.26)      0.63       1.24          0.30
Less Distributions
 Dividends from Net
  Investment Income             (0.23)       (0.43)     (0.46)     (0.48)        (0.12)
 Distributions from
  Realized Gains                   --           --      (0.37)     (0.05)        (0.03)
                               ------   ----------  ---------  ---------        ------
  Total Distributions           (0.23)       (0.43)     (0.83)     (0.53)        (0.15)
                               ------   ----------  ---------  ---------        ------
Net Asset Value at End
 of Period                     $11.57   $    11.04  $   12.73  $   12.93        $12.22
                               ======   ==========  =========  =========        ======
Total Return+                   6.98%*     (10.07%)     4.98%     10.46%         2.56%*
Net Assets at End of
 Period (000's)                $1,034   $      799  $     927  $     501        $  101
Ratio of Expenses to
 Average Net Assets             1.74%**      1.80%      1.76%      1.63%         1.64%**
Ratio of Net Investment
 Income to Average Net
 Assets                         4.18%**      3.63%      3.45%      3.71%         4.08%**
Portfolio Turnover Rate        40.15%**     24.66%     38.78%      9.83%        10.52%**
--------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Municipal Bond Fund
Class A

                            Six-Month                                        Three-Month
                         Period Ended                                       Period Ended
                              June 30     For the Year Ended December 31     December 31
                         ---------------------------------------------------------------
                                 2000         1999        1998        1997          1996
----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $12.90   $    14.45  $    14.53  $    13.99        $13.82
Income From Investment
 Operations
 Net Investment Income           0.33         0.64        0.66        0.68          0.18
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.37        (1.55)       0.16        0.70          0.17
                               ------   ----------  ----------  ----------        ------
  Total from Investment
   Operations                    0.70        (0.91)       0.82        1.38          0.35
Less Distributions
 Dividends from Net
  Investment Income             (0.33)       (0.64)      (0.66)      (0.68)        (0.18)
 Distributions from
  Realized Gains                   --           --       (0.24)      (0.16)           --
                               ------   ----------  ----------  ----------        ------
  Total Distributions           (0.33)       (0.64)      (0.90)      (0.84)        (0.18)
                               ------   ----------  ----------  ----------        ------
Net Asset Value at End
 of Period                     $13.27   $    12.90  $    14.45  $    14.53        $13.99
                               ======   ==========  ==========  ==========        ======
Total Return+                   5.51%*      (6.47%)      5.75%      10.17%         2.52%*
Net Assets at End of
 Period (000's)                $  700   $      929  $      946  $      390        $  311
Ratio of Expenses to
 Average Net Assets             0.95%**      0.98%       0.98%       0.95%         0.82%**
Ratio of Net Investment
 Income to Average Net
 Assets                         5.15%**      4.66%       4.51%       4.86%         5.04%**
Portfolio Turnover Rate        56.17%**     16.84%      20.80%      13.52%         6.66%**
----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Municipal Bond Fund
Class B

                              Six-Month                            Three-Month
                           Period Ended     For the Year Ended    Period Ended
                                June 30            December 31     December 31
                           ---------------------------------------------------
                                   2000     1999    1998    1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period             $12.88   $14.43  $14.52  $13.98        $13.82
Income From Investment
 Operations
 Net Investment Income             0.28     0.54    0.57    0.60          0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                   0.36    (1.55)   0.15    0.70          0.16
                                 ------   ------  ------  ------        ------
  Total from Investment
   Operations                      0.64    (1.01)   0.72    1.30          0.31
Less Distributions
 Dividends from Net
  Investment Income               (0.28)   (0.54)  (0.57)  (0.60)        (0.15)
 Distributions from
  Realized Gains                     --       --   (0.24)  (0.16)           --
                                 ------   ------  ------  ------        ------
  Total Distributions             (0.28)   (0.54)  (0.81)  (0.76)        (0.15)
                                 ------   ------  ------  ------        ------
Net Asset Value at End
 of Period                       $13.24   $12.88  $14.43  $14.52        $13.98
                                 ======   ======  ======  ======        ======
Total Return+                     5.04%*  (7.14%)  5.08%   9.56%         2.27%*
Net Assets at End of
 Period (000's)                  $  753   $1,322  $1,375  $  502        $  112
Ratio of Expenses to
 Average Net Assets               1.70%**  1.70%   1.61%   1.53%         1.50%**
Ratio of Net Investment
 Income to Average Net
 Assets                           4.37%**  3.94%   3.89%   4.22%         4.42%**
Portfolio Turnover Rate          56.17%** 16.84%  20.80%  13.52%         6.66%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Money Market Fund
Class A

                               Six-Month                           Three-Month
                            Period Ended    For the Year Ended    Period Ended
                                 June 30           December 31     December 31
                            --------------------------------------------------
                                    2000     1999    1998   1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period              $ 1.00   $ 1.00  $ 1.00  $1.00         $1.00
Income From Investment
 Operations
 Net Investment Income              0.03     0.05    0.05   0.05          0.01
Less Distributions
 Dividends from Net
  Investment Income                (0.03)   (0.05)  (0.05) (0.05)        (0.01)
                                  ------   ------  ------  -----         -----
Net Asset Value at End of
 Period                           $ 1.00   $ 1.00  $ 1.00  $1.00         $1.00
                                  ======   ======  ======  =====         =====
Total Return                       2.77%*   4.64%   4.92%  4.97%         1.21%*
Net Assets at End of
 Period (000's)                   $3,104   $3,554  $2,186  $ 537         $ 295
Ratio of Gross Expenses
 to Average Net Assets             1.06%**  1.00%   0.92%  0.72%         0.55%**
Ratio of Net Expenses to
 Average Net Assets                0.80%**  0.80%   0.92%  0.72%         0.55%**
Ratio of Net Investment
 Income to Average Net
 Assets                            5.52%**  4.60%   4.87%  4.91%         5.01%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Money Market Fund
Class B

                             Six-Month                                      Three-Month
                          Period Ended                                     Period Ended
                               June 30   For the Year Ended December 31     December 31
                          -------------------------------------------------------------
                                  2000        1999       1998        1997          1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period             $1.00   $    1.00  $    1.00  $     1.00         $1.00
Income From Investment
 Operations
 Net Investment Income            0.03        0.05       0.05        0.05          0.01
Less Distributions
 Dividends from Net
  Investment Income              (0.03)      (0.05)     (0.05)      (0.05)        (0.01)
                                 -----   ---------  ---------  ----------         -----
Net Asset Value at End
 of Period                       $1.00   $    1.00  $    1.00  $     1.00         $1.00
                                 =====   =========  =========  ==========         =====
Total Return                     2.77%*      4.65%      4.76%  $    4.94%         1.21%*
Net Assets at End of
 Period (000's)                  $ 811   $     979  $     670  $      414         $ 106
Ratio of Gross Expenses
 to Average Net Assets           1.16%**     1.08%      1.05%       0.78%         0.54%**
Ratio of Net Expenses to
 Average Net Assets              0.80%**     0.82%      1.05%       0.78%         0.54%**
Ratio of Net Investment
 Income to Average Net
 Assets                          5.53%**     4.56%      4.71%       4.85%         4.96%**
---------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Money Market Fund
Class C

                                                                     Two-Month
                                                                  Period Ended
                                                                      June 30+
                                                                  ------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                   $1.00
Income From Investment Operations
 Net Investment Income                                                    0.01
                                                                         -----
Less Distributions
 Dividends from Net Investment Income                                    (0.01)
                                                                         -----
Net Asset Value at End of Period                                         $1.00
                                                                         =====
Total Return                                                             1.03%*
Net Assets at End of Period (000's)                                      $ 100
Ratio of Expenses to Average Net Assets                                  0.67%**
Ratio of Net Investment Income to Average Net Assets                     5.95%**
------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A, B and C shares. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
  SAFECO Common Stock Trust
    SAFECO Growth Opportunities Fund
    SAFECO Equity Fund
    SAFECO Dividend Income Fund
    SAFECO Northwest Fund
    SAFECO International Stock Fund
    SAFECO Balanced Fund
    SAFECO Small Company Value Fund
    SAFECO U.S. Value Fund
  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund
  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund
  SAFECO Tax-Exempt Bond Trust
    SAFECO California Tax-Free Income Fund
    SAFECO Municipal Bond Fund
  SAFECO Money Market Trust
    SAFECO Money Market Fund
   Effective May 1, 2000, the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO High-Yield Fund, and SAFECO Money Market Fund began issuing a new class of shares--Class C shares. Also effective May 1, 2000, the GNMA Fund began issuing two new classes of shares--Class A and Class B shares. With the addition of the new share classes, each of the Funds now offers up to four classes of shares:
  * No-Load shares--sold directly to shareholders with no associated sales charges.
  * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.
Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


2.SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
   Security Valuation. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   Income Recognition. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments daily.
   Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International Stock, and Small Company Value Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Dividend Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts and wash sale deferrals. Undistributed/overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   Foreign Currency Translation. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


3.INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2000:

(In Thousands)                                                Purchases    Sales
--------------------------------------------------------------------------------
Growth Opportunities Fund                                      $240,937 $376,430
Equity Fund                                                     324,440  703,562
Dividend Income Fund                                             59,695   99,899
Northwest Fund                                                   61,468   23,381
International Stock Fund                                          9,833    5,390
Balanced Fund                                                     6,350    9,766
Small Company Value Fund                                         17,310   17,304
U.S. Value Fund                                                   2,077    2,752
High-Yield Bond Fund                                             15,855   29,910
Intermediate-Term U.S. Treasury Fund                             21,406   22,783
GNMA Fund                                                        39,987   41,700
Managed Bond Fund                                                 4,375    4,624
California Tax-Free Income Fund                                  16,489   22,789
Municipal Bond Fund                                             127,828  138,273
--------------------------------------------------------------------------------

Purchases include $1,352, $21,406, and $1,170 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively. Sales include $3,537, $22,783, and $2,847 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

4.COMMITMENTS
   At June 30, 2000, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                 U.S. Dollar      Unrealized
          Currency to  In Exchange  Settlement   Value as of    Appreciation
         be Delivered          For        Date June 30, 2000  (Depreciation)
-----------------------------------------------------------------------------
 23,584  Japanese Yen       $  224      7/3/00        $  223             $ 1
(23,584) Japanese Yen         (225)     7/3/00          (223)             (2)
 35,739  Japanese Yen          343     7/18/00           339               4
 21,662  Japanese Yen          208     7/28/00           206               2
 19,669  Japanese Yen          184      8/9/00           187              (3)
 36,428  Japanese Yen          345     8/21/00           347              (2)
 30,844  Japanese Yen          291     8/30/00           295              (4)
 23,184  Japanese Yen          224      9/5/00           222               2
                            ------                    ------             ---
                            $1,594                    $1,596             $(2)
                            ======                    ======             ===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


5.TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in shares and the related amounts (in thousands):

                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                 Six- Month                 Six- Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
                                          SAFECO GROWTH OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales               13,243       26,975           294          536            49          211             5
 Reinvestments           --           --            --           --            --           --            --
 Redemptions        (17,606)     (53,419)         (250)        (835)          (92)        (264)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change          (4,363)     (26,444)           44         (299)          (43)         (53)            5
                  =========  ===========       =======     ========       =======      =======          ====
Amounts:
 Sales            $ 311,471  $   571,275       $ 6,848     $ 11,412       $ 1,113      $ 4,371          $111
 Reinvestments           --           --            --           --            --           --            --
 Redemptions       (415,748)  (1,122,733)       (5,868)     (17,563)       (2,105)      (5,306)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change       $(104,277) $  (551,458)      $   980     $ (6,151)      $  (992)     $  (935)         $111
                  =========  ===========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------
                                                 SAFECO EQUITY FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                5,887       22,947           454          784            86          540             5
 Reinvestments          110        4,755             1          132            --           57            --
 Redemptions        (21,812)     (25,424)         (405)        (518)         (223)        (156)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change         (15,815)       2,278            50          398          (137)         441             5
                  =========  ===========       =======     ========       =======      =======          ====
Amounts:
 Sales            $ 136,430  $   559,406       $10,451     $ 19,136       $ 1,968      $13,214          $108
 Reinvestments        2,615      114,357            30        3,189            --        1,359            --
 Redemptions       (500,609)    (622,327)       (9,325)     (12,760)       (5,072)      (3,793)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change       $(361,564) $    51,436       $ 1,156     $  9,565       $(3,104)     $10,780          $108
                  =========  ===========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------
                                             SAFECO DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                  755        1,419             3           41             3           35             5
 Reinvestments           52          717             1            4             1            4            --
 Redemptions         (2,761)      (5,594)          (33)         (42)          (24)         (27)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change          (1,954)      (3,458)          (29)           3           (20)          12             5
                  =========  ===========       =======     ========       =======      =======          ====
Amounts:
 Sales            $  15,674  $    32,738       $    69     $    951       $    68      $   808          $100
 Reinvestments        1,122       16,035             5           92             3           98            --
 Redemptions        (58,045)    (127,793)         (708)        (944)         (510)        (618)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change       $ (41,249) $   (79,020)      $  (634)    $     99       $  (439)     $   288          $100
                  =========  ===========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                  Six-Month                  Six-Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
                                                SAFECO NORTHWEST FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                2,188        1,370            96           78            98           49             5
 Reinvestments           --          238            --           13            --           14            --
 Redemptions           (910)      (1,343)          (14)         (26)          (14)         (16)           --
                   --------     --------        ------       ------        ------       ------          ----
 Net Change           1,278          265            82           65            84           47             5
                   ========     ========        ======       ======        ======       ======          ====
Amounts:
 Sales             $ 58,511     $ 29,203        $2,526       $1,632        $2,476       $1,006          $113
 Reinvestments           --        6,029            --          331            --          342            --
 Redemptions        (23,804)     (26,814)         (362)        (491)         (343)        (314)           --
                   --------     --------        ------       ------        ------       ------          ----
 Net Change        $ 34,707     $  8,418        $2,164       $1,472        $2,133       $1,034          $113
                   ========     ========        ======       ======        ======       ======          ====
------------------------------------------------------------------------------------------------------------
                                           SAFECO INTERNATIONAL STOCK FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                2,830        3,678            35           47            34           35             6
 Reinvestments           --           --            --           --            --           --            --
 Redemptions         (2,600)      (3,179)          (18)         (23)          (11)         (11)           --
                   --------     --------        ------       ------        ------       ------          ----
 Net Change             230          499            17           24            23           24             6
                   ========     ========        ======       ======        ======       ======          ====
Amounts:
 Sales             $ 46,232     $ 52,012        $  593       $  654        $  539       $  482          $100
 Reinvestments           --           --            --           --            --           --            --
 Redemptions        (42,946)     (45,086)         (297)        (316)         (172)        (153)           --
                   --------     --------        ------       ------        ------       ------          ----
 Net Change        $  3,286     $  6,926        $  296       $  338        $  367       $  329          $100
                   ========     ========        ======       ======        ======       ======          ====
------------------------------------------------------------------------------------------------------------
                                                SAFECO BALANCED FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                   96          453            19          176            13           93
 Reinvestments            6           44             1            7             1            7
 Redemptions           (306)        (539)          (66)         (39)          (66)         (52)
                   --------     --------        ------       ------        ------       ------
 Net Change            (204)         (42)          (46)         144           (52)          48
                   ========     ========        ======       ======        ======       ======
Amounts:
 Sales             $  1,099     $  5,531        $  221       $2,126        $  146       $1,129
 Reinvestments           66          527            13           75            10           81
 Redemptions         (3,482)      (6,605)         (755)        (469)         (752)        (636)
                   --------     --------        ------       ------        ------       ------
 Net Change        $ (2,317)    $   (547)       $ (521)      $1,732        $ (596)      $  574
                   ========     ========        ======       ======        ======       ======
------------------------------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B
               -------------------------  -------------------------  -------------------------
                  Six-Month                  Six-Month                  Si- Month
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended
                    June 30  December 31       June 30  December 31       June 30  December 31
                       2000         1999          2000         1999          2000         1999
---------------------------------------------------------------------------------------------------
                             SAFECO SMALL COMPANY VALUE FUND
---------------------------------------------------------------------------------------------------
Shares:
 Sales                  811        3,426            10           33            23           40
 Reinvestments           --           --            --           --            --           --
 Redemptions           (849)      (4,351)          (20)         (59)          (27)         (31)
                   --------     --------         -----        -----         -----        -----
 Net Change             (38)        (925)          (10)         (26)           (4)           9
                   ========     ========         =====        =====         =====        =====
Amounts:
 Sales             $ 10,181     $ 36,187         $ 123        $ 347         $ 279        $ 405
 Reinvestments           --           --            --           --            --           --
 Redemptions        (10,691)     (45,805)         (252)        (619)         (330)        (311)
                   --------     --------         -----        -----         -----        -----
 Net Change        $   (510)    $ (9,618)        $(129)       $(272)        $ (51)       $  94
                   ========     ========         =====        =====         =====        =====
---------------------------------------------------------------------------------------------------
                                 SAFECO U.S. VALUE FUND
---------------------------------------------------------------------------------------------------
Shares:
 Sales                   35          163             5           15             4           16
 Reinvestments            1           17            --            1            --            2
 Redemptions           (115)        (189)           (5)          (5)          (17)          (8)
                   --------     --------         -----        -----         -----        -----
 Net Change             (79)          (9)           --           11           (13)          10
                   ========     ========         =====        =====         =====        =====
Amounts:
 Sales             $    392     $  2,043         $  54        $ 179         $  49        $ 196
 Reinvestments            9          202            --            9            --           25
 Redemptions         (1,304)      (2,315)          (58)         (63)         (196)         (95)
                   --------     --------         -----        -----         -----        -----
 Net Change        $   (903)    $    (70)        $  (4)       $ 125         $(147)       $ 126
                   ========     ========         =====        =====         =====        =====
---------------------------------------------------------------------------------------------------
                                SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
---------------------------------------------------------------------------------------------------
Shares:
 Sales                   85          666            15           58             2           55
 Reinvestments           24           65             2            4             1            3
 Redemptions           (240)      (1,059)          (17)         (43)          (16)         (53)
                   --------     --------         -----        -----         -----        -----
 Net Change            (131)        (328)           --           19           (13)           5
                   ========     ========         =====        =====         =====        =====
Amounts:
 Sales             $    846     $  6,902         $ 152        $ 599         $  25        $ 574
 Reinvestments          242          669            18           37            11           31
 Redemptions         (2,390)     (11,013)         (170)        (448)         (156)        (545)
                   --------     --------         -----        -----         -----        -----
 Net Change        $ (1,302)    $ (3,442)        $  --        $ 188         $(120)       $  60
                   ========     ========         =====        =====         =====        =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                  Six-Month                  Six-Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
                                             SAFECO HIGH-YIELD BOND FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                2,822        7,351            22          127            12          129            13
 Reinvestments          185          523             4           14             5           15            --
 Redemptions         (3,960)      (8,235)          (60)        (290)          (73)        (110)           --
                  ---------    ---------       -------      -------         -----      -------          ----
 Net Change            (953)        (361)          (34)        (149)          (56)          34            13
                  =========    =========       =======      =======         =====      =======          ====
Amounts:
 Sales            $  22,469    $  63,720       $   178      $ 1,097         $  96      $ 1,136          $100
 Reinvestments        1,476        4,482            31          122            39          123            --
 Redemptions        (31,834)     (71,244)         (485)      (2,488)         (586)        (927)           --
                  ---------    ---------       -------      -------         -----      -------          ----
 Net Change       $  (7,889)   $  (3,042)      $  (276)     $(1,269)        $(451)     $   332          $100
                  =========    =========       =======      =======         =====      =======          ====
------------------------------------------------------------------------------------------------------------
                                              SAFECO MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales              278,977      468,818         1,809        8,404           535        2,303           100
 Reinvestments        4,925        9,827            68          157            15           41            --
 Redemptions       (297,796)    (467,192)       (2,327)      (7,193)         (719)      (2,035)           --
                  ---------    ---------       -------      -------         -----      -------          ----
 Net Change         (13,894)      11,453          (450)       1,368          (169)         309           100
                  =========    =========       =======      =======         =====      =======          ====
Amounts:
 Sales            $ 278,977    $ 468,818       $ 1,809      $ 8,404         $ 535      $ 2,303          $100
 Reinvestments        4,925        9,827            68          157            15           41            --
 Redemptions       (297,796)    (467,192)       (2,327)      (7,193)         (719)      (2,035)           --
                  ---------    ---------       -------      -------         -----      -------          ----
 Net Change       $ (13,894)   $  11,453       $  (450)     $ 1,368         $(169)     $   309          $100
                  =========    =========       =======      =======         =====      =======          ====
------------------------------------------------------------------------------------------------------------

                                                                SAFECO GNMA FUND
                                            ----------------------------------------------------------------
                                                     No-Load                     Class A          Class B
                                            -------------------------------    ------------     ------------
                                               Six-Month                         Two-Month*       Two-Month*
                                            Period Ended       Year Ended      Period Ended     Period Ended
                                                 June 30      December 31           June 30          June 30
                                                    2000             1999              2000             2000
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                                               209            1,131                11               11
 Reinvestments                                        83              200                --               --
 Redemptions                                        (555)          (1,367)               --               --
                                                 -------          -------              ----             ----
 Net Change                                         (263)             (36)               11               11
                                                 =======          =======              ====
Amounts:
 Sales                                           $ 1,880          $10,681              $100             $100
 Reinvestments                                       749            1,869                --               --
 Redemptions                                      (5,001)         (12,785)               --               --
                                                 -------          -------              ----
 Net Change                                      $(2,372)         $  (235)             $100             $100
                                                 =======          =======              ====             ====
------------------------------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B
               -------------------------  -------------------------  -------------------------
                  Six-Month                  Six-Month                  Six-Month
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended
                    June 30  December 31       June 30  December 31       June 30  December 31
                       2000         1999          2000         1999          2000         1999
-----------------------------------------------------------------------------------------------
                                        SAFECO MANAGED BOND FUND
-----------------------------------------------------------------------------------------------
Shares:
 Sales                   20          259             7           44             4           69
 Reinvestments            9           19             1            2             2            3
 Redemptions            (53)        (202)          (17)          (7)          (34)         (16)
                   --------    ---------         -----        -----         -----        -----
 Net Change             (24)          76            (9)          39           (28)          56
                   ========    =========         =====        =====         =====        =====
Amounts:
 Sales             $    162    $   2,143         $  60        $ 355         $  31        $ 578
 Reinvestments           73          155             9           15            14           27
 Redemptions           (419)      (1,661)         (134)         (58)         (274)        (136)
                   --------    ---------         -----        -----         -----        -----
 Net Change        $   (184)   $     637         $ (65)       $ 312         $(229)       $ 469
                   ========    =========         =====        =====         =====        =====
-----------------------------------------------------------------------------------------------
                                 SAFECO CALIFORNIA TAX-FREE INCOME FUND
-----------------------------------------------------------------------------------------------
Shares:
 Sales                1,389        2,144             1           30            18           14
 Reinvestments          117          321             1            3             1            2
 Redemptions         (1,774)      (3,524)           (9)         (19)           (2)         (17)
                   --------    ---------         -----        -----         -----        -----
 Net Change            (268)      (1,059)           (7)          14            17           (1)
                   ========    =========         =====        =====         =====        =====
Amounts:
 Sales             $ 15,700    $  26,624         $   9        $ 384         $ 210        $ 176
 Reinvestments        1,307        3,849            10           30            10           26
 Redemptions        (19,782)     (42,290)          (98)        (225)          (24)        (198)
                   --------    ---------         -----        -----         -----        -----
 Net Change        $ (2,775)   $ (11,817)        $ (79)       $ 189         $ 196        $   4
                   ========    =========         =====        =====         =====        =====
-----------------------------------------------------------------------------------------------
                                       SAFECO MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
Shares:
 Sales                4,164        6,634            --            9             2           27
 Reinvestments          504        1,231             1            1             1            3
 Redemptions         (5,915)      (8,766)          (20)          (3)          (49)         (22)
                   --------    ---------         -----        -----         -----        -----
 Net Change          (1,247)        (901)          (19)           7           (46)           8
                   ========    =========         =====        =====         =====        =====
Amounts:
 Sales             $ 54,125    $  92,371         $  --        $ 125         $  26        $ 369
 Reinvestments        6,529       16,926             8           18            11           43
 Redemptions        (76,804)    (120,196)         (260)         (47)         (628)        (294)
                   --------    ---------         -----        -----         -----        -----
 Net Change        $(16,150)   $ (10,899)        $(252)       $  96         $(591)       $ 118
                   ========    =========         =====        =====         =====        =====
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6. COMPONENTS OF NET ASSETS
   At June 30, 2000, the components of net assets were as follows:

                          GROWTH OPPORTUNITIES     EQUITY  DIVIDEND INCOME NORTHWEST
(In Thousands)                            FUND       FUND             FUND      FUND
------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments and
 Forward Contracts in
 Which There Is an
 Excess of Value Over
 Identified Cost               $ 146,249       $  621,200     $ 59,359     $ 63,266
Aggregate Gross
 Unrealized Depreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Identified
 Cost Over Value                (184,317)         (90,084)     (19,895)      (9,269)
                               ---------       ----------     --------     --------
Net Unrealized
 Appreciation
 (Depreciation)                  (38,068)         531,116       39,464       53,997
Accumulated Net
 Investment Income
 (Loss)                           (3,261)              --           --         (389)
Accumulated Net Realized
 Gain (Loss) on
 Investments:
Wash Sale Deferral*                 (351)              --           --           --
Other                             (2,021)**        83,388       10,773        3,346
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)              784,589        1,176,041      190,358       97,226
                               ---------       ----------     --------     --------
Net Assets at June 30,
 2000                          $ 740,888       $1,790,545     $240,595     $154,180
                               =========       ==========     ========     ========

                               INTERNATIONAL BALANCED  SMALL COMPANY U.S. VALUE
                                  STOCK FUND     FUND     VALUE FUND       FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 and Forward Contracts in
 Which There Is an Excess of
 Value Over Identified Cost       $11,175    $ 1,745      $ 5,195      $1,300
Aggregate Gross Unrealized
 Depreciation on Investments
 and Forward Contracts in
 Which There is an Excess of
 Identified Cost Over Value          (767)    (1,231)      (4,698)       (894)
                                  -------    -------      -------      ------
Net Unrealized Appreciation        10,408        514          497         406
Accumulated Net Investment
 Income (Loss)                        112         --          (60)         --
Accumulated Net Realized Gain
 (Loss) on Investments:
Wash Sale Deferral*                   (30)        (5)          --          --
Other                               1,583**       38       (7,253)**      229
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                       31,297     18,472       36,188       8,723
                                  -------    -------      -------      ------
Net Assets at June 30, 2000       $43,370    $19,019      $29,372      $9,358
                                  =======    =======      =======      ======
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                                                           SAFECO
                                                INTERMEDIATE-TERM
                              SAFECO HIGH-YIELD     U.S. TREASURY SAFECO GNMA  SAFECO MANAGED
(In Thousands)                        BOND FUND              FUND        FUND       BOND FUND
---------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 in Which There Is an Excess
 of Value Over Identified
 Cost                              $   439           $   152        $   186        $   33
Aggregate Gross Unrealized
 Depreciation on Investments
 in Which There Is an Excess
 of Identified Cost Over
 Value                              (5,402)             (151)          (577)         (127)
                                   -------           -------        -------        ------
Net Unrealized
 Appreciation/(Depreciation)        (4,963)                1           (391)          (94)
Accumulated Net Realized
 Gain (Loss) on Investments         (4,115)**           (759)**      (3,178)**        (26)
                                                                                     (422)**
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                        72,513            20,248         40,665         8,412
                                   -------           -------        -------        ------
Net Assets at June 30, 2000        $63,435           $19,490        $37,096        $7,870
                                   =======           =======        =======        ======

                                SAFECO CALIFORNIA SAFECO MUNICIPAL SAFECO MONEY
(In Thousands)               TAX-FREE INCOME FUND        BOND FUND  MARKET FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on
 Investments in Which There
 Is an Excess of Value Over
 Identified Cost                   $ 3,034            $ 29,931       $     --
Aggregate Gross Unrealized
 Depreciation on
 Investments in Which There
 Is an Excess of Identified
 Cost Over Value                    (2,687)             (8,070)            --
                                   -------            --------       --------
Net Unrealized Appreciation            347              21,861             --
Accumulated Net Realized
 Gain (Loss) on
 Investments:
Wash Sale Deferral*                     --                  --             --
Other                               (2,650)**           (3,228)**          --
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                        90,820             449,934        226,046
                                   -------            --------       --------
Net Assets at June 30, 2000        $88,517            $468,567       $226,046
                                   =======            ========       ========
-------------------------------------------------------------------------------

 * Represents accumulated realized losses not currently available to offset future distributions.
** At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                        Amounts Expiration Dates
                                                        ------- ----------------
   Growth Opportunities Fund                            $31,148        2006-2007
   International Stock Fund                                 160        2006-2007
   Small Company Value Fund                              10,162        2006-2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6. COMPONENTS OF NET ASSETS (continued)

                                                     Amounts    Expiration Dates
                                                     -------    ----------------
   High-Yield Bond Fund                               $2,166           2004-2007
   Intermediate-Term U.S. Treasury Fund                  282           2001-2006
   GNMA Fund                                           2,441           2001-2004
   Managed Bond Fund                                     248                2007
   California Tax-Free Income Fund                     1,042                2007

7. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

Growth Opportunities, Equity,
 Dividend Income, Northwest,
 Balanced and U.S. Value
 Funds:
 First $250 million              .70%
 Next $500 million               .65
 Next $500 million               .60
 Over $1.25 billion              .55

Small Company Value Fund:
 First $250 million              .75%
 Next $500 million               .70
 Next $500 million               .65
 Over $1.25 billion              .60

Intermediate-Term U.S. Treasury
 and GNMA Fund:
 First $250 million              .55%
 Next $500 million               .50
 Next $500 million               .45
 Over $1.25 billion              .40

Municipal Bond and
 California Tax-Free
 Income Funds:
 First $250 million              .55%
 Next $500 million               .45
 Over $750 million               .40

International Stock
Fund:
 First $250 million             1.00%
 Next $500 million               .90
 Over $750 million               .80

High-Yield Bond Fund:
 First $250 million              .65%
 Next $500 million               .55
 Over $750 million               .50

Managed Bond Fund:
 First $750 million              .50%
 Next $500 million               .45
 Over $1.25 billion              .40

Money Market Fund:
 First $250 million              .50%
 Next $500 million               .45
 Next $500 million               .40
 Over $1.25 billion              .35

                                    - 123 -

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million             .04%
 Over $200 million              .01

Fund Administration:
 First $200 million             .05%
 Over $200 million              .01

   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2000, the Equity, U.S. Value, and GNMA Funds had 6.63% notes payable to American States Economy (SAFECO Affiliate) for $10,000, $310,000 and $65,000, respectively. The notes were repaid on July 3, 2000.
   Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 2000.
   Affiliate Ownership. At June 30, 2000, SAFECO Insurance Company of America owned 450,000 shares (8% of outstanding shares) of the Northwest Fund, and 500,000 shares (26%) of the Intermediate-Term U.S. Treasury Fund. During the same period SAFECO Asset Management Company owned 694,490 shares (27%) of the International Stock Fund, 519,268 shares (31%) of the Balanced Fund, 500,000 shares (61%) of the U.S. Value Fund, and 452,103 shares (46%) of the Managed Bond Fund.
   Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution, service fees, and interest) which exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market Fund and 0.40% for all other Funds.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 2000:

                                                                     Commissions
                                                                        Retained
--------------------------------------------------------------------------------
Growth Opportunities Fund                                                $ 3,364
Equity Fund                                                               15,393
Dividend Income Fund                                                         216
Northwest Fund                                                             2,523
International Stock Fund                                                     259
Balanced Fund                                                                546
Small Company Value Fund                                                     156
U.S. Value Fund                                                              153
High-Yield Bond Fund                                                         666
Intermediate-Term U.S. Treasury Fund                                         242
Managed Bond Fund                                                             10
California Tax-Free Income Fund                                              201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


8. INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Opportunities Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 2000.

(In Thousands)            Shares at                       Shares at           Market Value
                          Beginning                             End               June 30,
Security                  of Period Additions Reductions  of Period Dividends         2000
------------------------------------------------------------------------------------------
*American Coin
 Merchandising, Inc.            357        --        (60)       297        --     $     --
American Healthcorp,
 Inc.                           553        --         --        553        --        2,832
*Anesta Corp.                   759        38       (759)        38        --           --
Blue Rhino Corp.                624        --        (25)       599        --        4,826
BNC Mortgage, Inc.              417        --         --        417        --        4,043
Concepts Direct, Inc.           480        --         --        480        --        4,765
DAMARK International,
 Inc.                           715        --        (63)       652        --       14,027
*Dura Pharmaceuticals,
 Inc.                         2,306        --       (175)     2,131        --           --
Dynamex, Inc.                   611        --         --        611        --          244
*Emisphere Technologies,
 Inc.                           984        82       (708)       358        --           --
French Fragrances, Inc.         925        --         --        925        --        7,573
*Funco, Inc.                    354        --       (354)        --        --           --
*Hall, Kinion &
 Associates, Inc.               805        --       (360)       445        --           --
Harold's Stores, Inc.           542        --         --        542        --        1,356
Home Products
 International, Inc.            370        --         --        370        --        1,433
*Innotrac Corp.               1,013        --       (516)       497        --           --
Lifeline Systems, Inc.          561        --         --        561        --        7,848
MICROS Systems, Inc.          1,152       174        (74)     1,252        --       23,233
NCO Group, Inc.               1,528       752       (264)     2,016        --       46,614
*Nastech Pharmaceutical
 Co., Inc.                      495        --       (495)        --        --           --
Nu Skin Enterprises,
 Inc. (Class A)               2,348        --       (182)     2,166        --       12,455
Phoenix International
 Ltd., Inc.                     832        --         --        832        --        2,495
PolyMedica Corp.              1,245        46       (421)       870        --       37,636
Precision Auto Care,
 Inc.                           592        --       (155)       437        --          301
Prime Medical Services,
 Inc.                         1,226        --         --      1,226        --        9,504
Rent-A-Center, Inc.           2,288       124       (122)     2,290        --       51,530
Rent-Way, Inc.                1,706       428       (647)     1,487        --       43,413
Res-Care, Inc.                  735       564         --      1,299        --        6,982
Serologicals Corp.            2,347        --       (282)     2,065        --       10,324
*Suburban Lodges of
 America, Inc.                1,027        --       (620)       407        --           --
TRM Copy Centers Corp.          710        --         --        710        --        3,816
Towne Services, Inc.          1,435        --        (37)     1,398        --        1,311
Travis Boats & Motors,
 Inc.                           271        --         --        271        --        1,491
*Weider Nutrition
 International, Inc.            516        --       (184)       332        --           --
                                                                                  --------
                                                                                  $300,052
                                                                                  ========
------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com


GMF 4068 8/00

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.